As filed with the Securities and Exchange Commission on August 15, 2008
REGISTRATION NO. 333-99907
811-04440

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 15

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 51

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
(Exact Name of Registrant)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
 (Name of Depositor)

60 East 42nd Street, Suite 1115
New York, New York 10165
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (212) 983-6352

Sandra M. DaDalt, Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park, SC 2335
Wellesley Hills, Massachusetts 02481
(Name and Address of Agent for Service)

Copies of Communications to:
Thomas C. Lauerman, Esq.
Jorden Burt LLP
1025 Thomas Jefferson Street, N.W.
Suite 400 East
Washington, D.C. 20007

It is proposed that this filing will become effective (check appropriate box)

☐immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on (date) pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☑on August 25, 2008 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

This Amendment No. 15 to the Registration Statement on Form N-4 (the "Registration Statement") (File Nos. 333-99907, 811-04440) is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, in order to add a supplement to the prospectus filed with Post-Effective Amendment No. 13 to the Registration Statement, which was filed on May 1, 2008. This Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information contained in Post-Effective Amendment No. 13 to the Registration Statement.

PART A

SUPPLEMENT DATED AUGUST 25, 2008

TO THE PROSPECTUS DATED MAY 1, 2008

FOR SUN LIFE FINANCIAL MASTERS EXTRA NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C
Effective August 25, 2008, the above-captioned prospectus is amended as follows:
1.	Under the caption "PRODUCT HIGHLIGHTS," the last sentence of the paragraph entitled "The Accumulation Phase" is rewritten as follows:

In addition, we will credit your Contract with interest, which we refer to as "Purchase Payment Interest", at a rate of 2% or 6% of each Purchase Payment based upon the interest rate option you choose when you apply for your Contract.

2.	The first paragraph under the subsection entitled "Purchase Payment Interest" is amended by replacing the current disclosure describing Option B with the following:

Option B: The 6% Interest Option -- Under this option we will credit your Contract with interest at a rate of 6% of each Purchase Payment made on or after August 25, 2008. Purchase Payments made under Option B between July 24, 2006, and August 24, 2008, were credited with interest at the rate of 5% of the Purchase Payment. Prior to July 24, 2006, Purchase Payments made under this option were credited with interest pursuant to the Purchase Payment Interest schedule in effect for Option B at the time the Contract was purchased, including any year-end credit.

3.	The definition of "PURCHASE PAYMENT INTEREST" in Appendix A is replaced with the following:

PURCHASE PAYMENT INTEREST: The amount of extra interest the Company credits to a Contract for each Purchase Payment made.  The rate of interest varies between 2% and 6% of the Purchase Payment based upon the interest rate option chosen at the time of application, as described under “Purchase Payment Interest” in this Prospectus.

4.	Example 2 of "APPENDIX D - CALCULATION OF PURCHASE PAYMENT INTEREST (BONUS CREDIT)" is rewritten as follows:

Example 2: Option B with no Withdrawals

If you select Option B, the 6% Bonus Option, we will credit Purchase Payment Interest on all Purchase Payments made on or after August 25, 2008, at a rate of 6% of your Purchase Payment amount as illustrated below:

Initial Purchase Payment of $50,000 receives 6% Purchase Payment Interest of $3,000.

Subsequent Purchase Payments in the first Contract Year of $20,000 receives Purchase Payment Interest of $1,200.

Suppose an additional Purchase Payment of $60,000 is made in the third Contract Year. This Purchase Payment will receive 6% Purchase Payment Interest of $3,600.

Please retain this supplement with your prospectus for future reference.

PART B

AUGUST 25, 2008
SUN LIFE FINANCIAL MASTERS® EXTRA NY

VARIABLE AND FIXED ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

TABLE OF CONTENTS

Sun Life Insurance and Annuity Company of New York
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contract
Custodian
Independent Registered Public Accounting Firm
Financial Statements

The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of the Sun Life Financial Masters® Extra NY Variable and Fixed Annuity Contract (the "Contracts") issued by Sun Life Insurance and Annuity Company of New York) (the "Company") in connection with Sun Life (N.Y.) Variable Account C (the "Variable Account"). Such information supplements the information included in the corresponding Prospectuses dated May 1, 2008.  This Statement of Additional Information should be read in conjunction with the corresponding Prospectuses, a copies of which may be obtained without charge from the Company by writing to Sun Life Insurance and Annuity Company of New York, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by telephoning (800) 447-7469 for the Sun Life Financial Contracts.

The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

------------------------------------------------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK ("Sun Life (N.Y.)")

Sun Life Financial Inc. ("Sun Life Financial"), a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges, is the ultimate corporate parent of Sun Life (N.Y.). Sun Life Financial ultimately controls Sun Life (N.Y.) through the following intervening company subsidiaries: Sun Life Assurance Company of Canada (U.S.), Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life Financial (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., and Sun Life Global Investments Inc.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

FITCH CREDIT RATING Company's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

STANDARD & POOR'S insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and "style box" matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

In its advertisements and other sales literature for the Variable Account and the Funds, the Company intends to illustrate the advantages of the Contracts in a number of ways:

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

THE COMPANY'S AND THE FUNDS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

THE COMPANY'S  ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Fitch and A.M. Best Company above); it may refer to its assets; and it may discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria.

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how 3 different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. The third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.

	10 YEARS	20 YEARS	30 YEARS

Non-Tax-Deferred Account	$16,856	$28,413	$ 47,893

Tax-Deferred Account	$21,589	$46,610	$100,627

Tax-Deferred Account After Paying Taxes	$17,765	$34,528	$ 70,720

THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE CONTRACT OR ANY OF ITS INVESTMENT OPTIONS. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59½, A 10% FEDERAL PENALTY TAX.

TAX-DEFERRED ACCUMULATION

In general, individuals who own annuity contracts are not taxed on increases in the value of their annuity contracts until some form of distribution is made under the contract. As a result, the annuity contract would benefit from tax deferral during the contract's accumulation phase; this would have the effect of permitting an investment in an annuity contract to grow more rapidly that a comparable investment under which increases in value are taxed on a current basis.

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax-deferred compounding on the Variable Account's investment returns. We may illustrate these effects in charts or graphs and from time to time may include comparisons of returns under the Contract or in general on a tax-deferred basis, with the returns on a taxable basis. Different tax rates may be assumed. Any such illustrative chart or graph would show accumulations on an initial investment or Purchase Payment, assuming a given amount (including the applicable interest credit), hypothetical gross annual returns compounded annually, and a stated rate of return. The values shown for the taxable investment would not include any deduction for management fees or other expenses, but would assume the annual deduction of federal and state taxes from investment returns. The values shown for the Contract in a chart would reflect the deduction of Contract expenses, such as the mortality and expense risk charge, the 0.15% administrative charge, the 0.15% distribution fee, and the $30 annual Account Fee. In addition, the values shown would assume that the Participant has not surrendered his or her Contract or made any partial surrenders until the end of the period shown. The chart would assume a full surrender at the end of the period shown and the payment of federal and state taxes, at a rate of not more than 33%, on the amount in excess of the Purchase Payments.

In developing illustrative tax deferral charts, we will observe these general principles:

●	The assumed rate of earnings will be realistic.
●	The illustrative chart will accurately depict the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges under the Contract.
●	Charts comparing accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender.
●	A narrative accompanying the chart will prominently disclose that there may be a 10% tax penalty on a surrender by a Participant who has not reached age 59½ at the time of surrender.

The rates of return illustrated in any chart would be hypothetical and are not an estimate or guaranty of performance. Actual tax returns may vary among Participants.

CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

Suppose the net asset value of a Series Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Series Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 ÷ $18.32 = 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00006375 (the daily equivalent of the current maximum charge of 2.30% on an annual basis) gives a net investment factor of 1.00321136. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6113394 (14.5645672 x 1.00321136).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.3845294 (12.3456789 x 1.00322814 (the Net Investment Factor based on the daily equivalent of the maximum annuity phase charge of 1.70% of an annual basis) x 0.99991902). 0.99991902 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts.

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are 14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3845294. The first variable annuity payment would be $865.57 (8,765.4321 x 14.5645672 x 6.78 ÷ 1,000). The number of annuity units credited would be 70.1112 ($865.57 ÷ 12.3456789) and the second variable annuity payment would be $868.29 (70.1112 x 12.3845294).

DISTRIBUTION OF THE CONTRACT

We offer the Contracts on a continuous basis through the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. ("Clarendon"). Clarendon also acts as the general distributor of certain other annuity contracts issued by Sun Life (U.S.) and its subsidiary, Sun Life Insurance and Annuity Company of New York ("Sun Life (N.Y.)"), and variable life insurance contracts issued by Sun Life (U.S.).

In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. In some instances, such other incentives may be offered only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company.

Commissions will not be paid to selling agents with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading "Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates."

CUSTODIAN

We are the Custodian of the assets of the Variable Account.  We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The consolidated financial statements of Sun Life Insurance and Annuity Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report, dated April 18, 2008, accompanying such financial statements expresses an unqualified opinion and includes an explanatory paragraph, referring to the adoption of the provisions of the Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No.109”), and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.  Their office is located at 200 Berkeley Street, Boston, Massachusetts.

The financial statements of Sun Life (N.Y.) Variable Account C that are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report, dated April 18, 2008, accompanying the financial statements expresses an unqualified opinion) and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Insurance and Annuity Company of New York are included herein. The financial statements of Sun Life Insurance and Annuity Company of New York are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF INCOME
(in thousands)
For the Years Ended December 31,

	2007	2006	2005
Revenues:

Premiums and annuity considerations	$90,882	$38,322	$32,247
Net investment income	94,309	97,365	94,264
Net losses on embedded derivatives	(3,967)	-	-
Net realized investment losses	(3,487)	(6,081)	(4,086)
Fee and other income	26,648	21,083	13,578

Total revenues	204,385	150,689	136,003

Benefits and Expenses:

Interest credited	51,390	56,379	69,641
Policyowner benefits	69,309	29,257	25,663
Amortization of deferred policy acquisition costs and value of business and customer relationships acquired	19,921	18,422	9,491
Other operating expenses	36,417	22,988	23,489

Total benefits and expenses	177,037	127,046	128,284

Income before income tax expense	27,348	23,643	7,719

Income tax expense	8,941	7,410	2,278

Net income	$18,407	$16,233	$5,441

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED BALANCE SHEETS
(in thousands, except share data)

	December 31, 2007	December 31, 2006
ASSETS

Investments:
Available-for-sale fixed maturities at fair value (amortized cost of $1,318,448 and $1,460,077 in 2007 and 2006, respectively)	$1,288,568	$1,463,043
Mortgage loans	170,205	161,292
Policy loans	118	139
Other invested assets	69,138	65,922
Cash and cash equivalents	65,901	54,231

Total investments and cash	1,593,930	1,744,627

Accrued investment income	15,245	15,125
Deferred policy acquisition costs	118,126	85,021
Value of business and customer renewals acquired	16,071	-
Goodwill and other intangible assets	52,488	37,788
Receivable for investments sold	615	1,244
Reinsurance receivable	123,214	5,906
Other assets	21,870	15,146
Separate account assets	929,008	796,827

Total assets	$2,870,567	$2,701,684

LIABILITIES

Contractholder deposit funds and other policy liabilities	$1,285,259	$1,437,396
Future contract and policy benefits	93,001	54,100
Net deferred income tax liability	1,045	6,953
Payable for investments purchased	635	5,735
Accrued expenses and taxes	21,625	-
Reinsurance payable to affiliate	117,367	-
Other liabilities	107,458	90,517
Separate account liabilities	929,008	796,827

Total liabilities	2,555,398	2,391,528

Commitments and contingencies – Note 19

STOCKHOLDER’S EQUITY

Common stock, $350 par value – 6,001 shares authorized;
6,001 shares issued and outstanding in 2007 and 2006	2,100	2,100
Additional paid-in capital	239,963	239,963
Accumulated other comprehensive (loss) income	(11,924)	1,432
Retained earnings	85,030	66,661

Total stockholder’s equity	315,169	310,156

Total liabilities and stockholder’s equity	$2,870,567	$2,701,684

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)
For the Years Ended December 31,

	2007	2006	2005

Net income	$18,407	$16,233	$5,441
Other comprehensive (loss) income:
Change in unrealized holding losses on available-for-sale
securities, net of tax and policyholder amounts (1)	(12,676)	(4,375)	(10,760)
Reclassification adjustments of realized investment (gains) losses
into net income (2)	(680)	6,295	(4,211)
Other comprehensive (loss) income	(13,356)	1,920	(14,971)

Comprehensive income (loss)	$5,051	$18,153	$(9,530)

(1)	Net of tax benefit of $6.8 million, $2.4 million and $5.8 million for the years ended December 31, 2007, 2006 and 2005, respectively.
(2)	Net of tax expense (benefit) of $0.4 million, $(3.4) million and $2.3 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY
(in thousands)
For the Years Ended December 31,

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Stockholder’s Equity

Balance at December 31, 2004	2,100	239,963	14,483	44,987	301,533

Net income	-	-	-	5,441	5,441
Other comprehensive loss	-	-	(14,971)	-	(14,971)

Balance at December 31, 2005	2,100	239,963	(488)	50,428	292,003

Net income	-	-	-	16,233	16,233
Other comprehensive income	-	-	1,920	-	1,920

Balance at December 31, 2006	$2,100	$239,963	$1,432	$66,661	$310,156

Cumulative effect of accounting changes, net of tax	-	-	-	(38)	(38)
Net income	-	-	-	18,407	18,407
Other comprehensive income	-	-	(13,356)	-	(13,356)

Balance at December 31, 2007	$2,100	$239,963	$(11,924)	$85,030	$315,169

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)
For the Years Ended December 31,

	2007	2006	2005
Cash Flows From Operating Activities:
Net income	$18,407	$16,233	$5,441
Adjustments to reconcile net income to net cash provided by
operating activities:
Net amortization of premiums and accretion of discounts	1,782	3,956	7,224
Amortization of deferred policy acquisition costs and value of business and customer renewals acquired	19,921	18,422	9,491
Depreciation and amortization	164	-	-
Net losses on embedded derivatives	3,967	-	-
Net realized investment losses	3,487	6,081	4,086
Interest credited to contractholder deposits	51,390	56,379	69,641
Deferred federal income taxes	290	10,193	(947)
Changes in assets and liabilities:
Additions to deferred policy acquisitions costs and value of business and customer renewals acquired	(56,650)	(23,909)	(9,646)
Accrued investment income	(120)	3,275	844
Net reinsurance receivable/payable	59	(20)	495
Future contract and policy benefits	39,436	3,106	736
Other, net	7,330	(24,855)	29,109

Net cash provided by operating activities	89,463	68,861	116,474

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	337,825	757,662	673,665
Mortgage loans	40,526	29,415	7,584
Other invested assets	24	-	-
Purchases of:
Available-for-sale fixed maturities	(205,932)	(549,218)	(568,813)
Mortgage loans	(49,460)	(46,285)	(15,445)
Other invested assets	(3,231)	(65,858)	-
Net change in policy loans	21	49	(35)
Net change in other investments	3,231	65,845	-

Net cash provided by investing activities	123,004	191,610	96,956

Continued on next page

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)
(in thousands)
For the Years Ended December 31,

	2007	2006	2005

Cash Flows From Financing Activities
Additions to contractholder deposit funds	$180,702	$121,837	$53,495
Withdrawals from contractholder deposit funds	(388,199)	(382,617)	(255,647)
Other, net	6,700	-	-

Net cash used in financing activities	(200,797)	(260,780)	(202,152)

Net change in cash and cash equivalents	11,670	(309)	11,278

Cash and cash equivalents, beginning of year	54,231	54,540	43,262

Cash and cash equivalents, end of year	$65,901	$54,231	$54,540

Supplemental Cash Flow Information
Income taxes (paid) refunded	$(67)	$-	$274
Interest paid	-	-	-

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

Sun Life Insurance and Annuity Company of New York (“the Company”) engages in the sale of individual and group fixed and variable annuity contracts, individual and group life insurance, group disability, group dental and group stop loss insurance in the State of New York.  These products are distributed through individual insurance agents, financial planners, insurance brokers and broker-dealers to both the tax-qualified and non-tax-qualified markets.  The Company's fixed and variable annuity contracts contain a fixed investment option, where interest is paid at a guaranteed rate for a specified period of time, and withdrawals made before the end of the specified period may be subject to a market value adjustment that can increase or decrease the amount of the withdrawal proceeds (the “fixed investment option period”).

The Company is a direct wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) (“Sun Life U.S.”).  The Company is also an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. (“SLC - U.S. Ops Holdings”) and is an indirect wholly-owned subsidiary of Sun Life Financial Inc. (“SLF”), a reporting company under the Securities Exchange Act of 1934.  SLF and its subsidiaries are collectively referred to herein as “Sun Life Financial.”

Effective December 31, 2007, the Company entered into a reinsurance agreement with Sun Life Assurance Company of Canada (“SLOC”), an affiliate, under which SLOC will fund a portion of the statutory reserves required by New York Regulation 147, which is substantially similar to Actuarial Guideline 38 (“AXXX reserves”), as adopted by the National Association of Insurance Commissioners (“the NAIC”), attributable to certain individual universal life (“UL”) policies sold by the Company.  Under the agreement, the Company ceded, and SLOC assumed, on a funds withheld 90% coinsurance basis, certain in-force policies at December 31, 2007.  Future new business also will be reinsured under this agreement.

Effective September 27, 2007, Sun Life U.S. provided a full and unconditional guarantee (the “guarantee”) of the Company's obligation related to its contracts’ fixed investment option period for policies currently in-force or sold on or after that date.  The guarantee has relieved the Company of its obligation to file annual, quarterly, and current reports with the Securities and Exchange Commission on Form 10-K, Form 10-Q, and Form 8-K.

Effective May 31, 2007, Sun Life Financial completed its acquisition of Employee Benefits Group (“EBG”) from Genworth Financial, Inc. (“Genworth”).  Also effective May 31, 2007, the Company entered into a series of agreements with Sun Life and Health Insurance Company (U.S.) (“SLHIC”), one of the acquired companies (formerly named Genworth Life and Health Insurance Company), through which the New York issued business of SLHIC was transferred to the Company.  These agreements include a 100% coinsurance agreement for all existing and future new business issued in New York, a renewal rights agreement under which the Company has exclusive rights to renew in-force business assumed under the reinsurance agreement and an administrative service agreement under which the Company has agreed to assume direct responsibility for all sales and administration of existing and new business issued in New York (collectively, “the SLHIC asset transfer”).  These agreements, in accordance with Statement of Financial Accounting Standards (“SFAS”) No. 141, “Business Combinations,” were treated as a transfer of net assets between entities under common control.  The Company paid $40 million of total consideration to SLHIC.  SLHIC transferred assets at a carrying value of approximately $72 million, including $38.7 million of goodwill and other intangibles, as well as policyholder and other liabilities of approximately $32 million to the Company.  The Group Protection Segment of the Company reflects a significant increase in business as a result of these agreements.  These agreements have allowed the Company to expand its product offerings to include group dental insurance.

In 2006, the Company organized a subsidiary, SLNY Private Placement Investment Company I, LLC, to serve as an unregistered variable investment trust in support of the Company's private placement variable universal life and variable annuity business activities.  This trust remains inactive as of December 31, 2007.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

General (continued)

The Company had a greater than or equal to 20%, but less than 50%, interest in two variable interest entities (“VIEs”) at December 31, 2007.  The Company is a creditor in one trust and one limited liability company.  The Company’s maximum exposure to loss related to both VIEs is the investments’ carrying value, which was $9.2 million at December 31, 2007.  The investments in these two VIEs mature in October 2009 and May 2017.  As the Company will not absorb a majority of the VIEs’ expected losses or receive a majority of the expected returns, the Company is not required to consolidate these VIEs, in accordance with Financial Accounting Standards Board (“FASB”) Interpretation No. 46, "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51 (revised December 2003)" (“FIN 46(R)”).

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for stock life insurance companies.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  The most significant estimates are those used in determining fair value of financial instruments, goodwill, deferred policy acquisition costs (“DAC”), value of business acquired (“VOBA”), the liabilities for future contract and policyholder benefits and other-than-temporary impairments of investments.  Actual results could differ from those estimates.

Financial Instruments

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash and cash equivalents, fixed maturity securities, mortgage loans, equity securities, debt, loan commitments and financial guarantees.  These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation.  The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

Cash and Cash Equivalents

Cash and cash equivalents include cash, commercial paper, money market investments and short-term bank participations.  All such investments have maturities of three months or less when purchased and are considered cash equivalents for purposes of reporting cash flows.

Investments

The Company accounts for its investments in accordance with SFAS No. 115, “Accounting for Certain Investments in Debt and Equity Securities.”  At the time of purchase, fixed maturity securities are classified based on the Company's intent as either held-to-maturity, trading or available-for-sale.  In order for a security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the security to maturity.  Securities held to maturity are stated at cost, adjusted for amortization of premiums and accretion of discounts.  Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading.  Trading securities are carried at aggregate fair value with changes in market value reported as a component of net investment income.  Securities that do not meet the held-to-maturity or trading criterion are classified as available-for-sale.  Included with available-for-sale fixed maturities are mortgage-backed securities in the To Be Announced (“TBA”) form.  The Company records TBA purchases on the trade date and the corresponding payable is recorded as an outstanding liability in payable for investments purchased until the settlement date of the transaction.  Available-for-sale securities are carried at fair value with the unrealized gains or losses reported in other comprehensive income.  The Company does not typically invest in trading securities and its investment portfolios at December 31, 2007 and 2006 do not include any fixed maturity trading securities.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investments (continued)

The Company determines the fair value of its publicly-traded fixed maturities using four primary pricing methods: third-party pricing services, independent dealer quotes, pricing matrices, and pricing models.  Prices are first sought from third-party pricing services; the remaining unpriced securities are priced using one of the remaining three methods.  Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date.  In the event that there are no recent market trades, pricing services and brokers may use pricing matrices and models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages.

Structured securities, such as collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities (“CMBS”), and asset-backed securities (“ABS”), are priced using a matrix, fair value model or independent broker quotations.  CMBS securities, which are a subset of the Company's CMO holdings, are priced using the last sale price of the day or a broker quote, if no sales were transacted that day.  Other types of CMO, and ABS, are priced using matrices, models or independent broker quotations.  Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds.  In addition, estimates of expected future prepayments are factors in determining the price of ABS, MBS, CMBS, and CMOs.  These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral.  Actual prepayment experience may vary from these estimates.

For privately-placed fixed maturities, fair values are estimated using matrices, which take into account credit spreads for publicly-traded securities of similar credit risk, maturity, prepayment and liquidity characteristics.  A portion of privately-placed fixed maturities are also priced using market prices or dealer quotes.  The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

The Company’s ability to liquidate positions in privately-placed fixed securities and mortgages could be impacted to a significant degree by the lack of an actively traded market.  Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any) and other factors may not reflect those of an active market.

The Company performs a monthly analysis on the prices received from third parties to assess if the prices represent a reasonable estimate of the fair value.  The process is both quantitative and qualitative and includes back testing of recent trades, review of key assumptions such as spreads, duration, credit rating, and on-going review of third-party pricing services methodologies.  In the event that a more appropriate fair value is justified, the price received from a third-party pricing services is adjusted accordingly.   The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties using inputs, including estimates and assumptions, a market participant would utilize.

The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment write-down on a security if it is determined that the Company anticipates that it will be unable to recover all amounts due under the contractual obligations of the security.  Additionally, in the event that securities that are expected to be sold before the fair value of the security recovers to amortized cost, an other-than-temporary impairment charge is also taken.

Some structured securities, typically those rated single A or below, are subject to Emerging Issues Task Force Issue No.  99-20, “Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continued to Be Held by a Transferor in Securitized Financial Assets” (“EITF 99-20”).  EITF 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security.  In the event that the present value of the estimated cash flows is less than amortized cost, an other-than-temporary impairment charge is recorded.  Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investments (continued)

Impairments are classified as either credit-related or interest-related.  The Company categorizes impairments as credit-related if it anticipates that the issuers will be unable to pay all principal and interest amounts due, according to the contractual terms of the security or if the decline in fair value of the security is driven by issuer-specific credit events.  The Company characterizes impairments as interest-related if the depression in fair value of the security was due to changes in interest or general credit spread widening and for which the Company has determined it no longer has the intent or ability to hold a security until recovery to amortized cost.  Once an other-than-temporary impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for additional impairment.  The net realized loss is recorded in the income statement as the difference between the fair value and the amortized cost of the security.

The Company incurred realized losses totaling $4.8 million, $0.8 million and $5.5 million for the years ended December 31, 2007, 2006 and 2005, respectively, for other-than-temporary impairments.  Of the $4.8 million in realized losses for other-than-temporary impairments for the year ended December 31, 2007, all impairments were deemed to be credit-related.

The Company discontinues the accrual of income on its holdings for issuers that are in default.  Investment income would not have increased materially for the years ended December 31, 2007, 2006 and 2005 if these holdings had been performing.

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses.  Mortgage loans acquired at a premium or discount are carried at amortized values, net of provisions for estimated losses.  Loans include commercial first mortgage loans and are diversified by property type and geographic area throughout the United States.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of each property’s value at the time that the original loan is made.

A mortgage loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan.  Measurement of impairment is based on the lower of the present value of expected future cash flows discounted at the loan’s effective interest rate, or on the loan’s observable market price.  A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount.  Loans are also charged against the allowance when determined to be uncollectible.  The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower’s ability to pay.  While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

Policy loans are carried at the amount of the outstanding principal balance.  The loans are collateralized by the respective insurance policy and do not exceed the excess of the net cash surrender value of the policy.

Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the average cost method.  When an impairment of a specific available-for-sale investment is determined to be other-than-temporary, a realized investment loss is recorded.  Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income is recorded on the accrual basis. Investments are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful.  When an investment is placed in non-accrual status, all interest accrued is reversed against current period interest income.  Interest accruals are resumed on such investments only when the investments have performed on a sustained basis for a reasonable period of time and when, in the judgment of management, the investments are estimated to be fully collectible as to both principal and interest.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Deferred Policy Acquisition Costs

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business.  Acquisition costs related to investment-type contracts, primarily deferred annuity, universal life and guaranteed investment contracts (“GICs”), are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts.  Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges, interest credited, policyholder benefits and direct variable administrative expenses.

Estimating future gross profit is a complex process requiring considerable judgment and the forecasting of events into the future based on historical information and actuarial assumptions.  These assumptions are subject to an annual review process.  Changes in any of the assumptions that serve to increase or decrease the estimated future gross profits will cause the amortization of DAC to decrease or increase, respectively, in the current period.  During 2007 and 2006, changes in estimated future gross profits were driven by recent experience and expectations of future performance and are related mainly to changes in lapse assumptions, future growth rates of capital markets assumptions, and expense assumptions.  Changes in these assumptions resulted in (a decrease) an increase in DAC amortization of $(3.3) million and $4.7 million for the years ended December, 31, 2007 and 2006, respectively.

The amortization is reviewed regularly and adjusted, as appropriate, retrospectively when the Company records actual profits and revises its estimate of future gross profits to be realized from this group of products, including realized gains and losses from investments.

Although recovery of DAC is not assured, the Company believes it is more likely than not that all of these costs will be recovered from future profits.  The amount of DAC considered recoverable, however, could be reduced in the near term if the future estimates of gross profits are reduced.

DAC is also adjusted for amounts relating to unrealized investment gains and losses.  This adjustment, net of tax, is included with unrealized investment gains or losses that are recorded in accumulated other comprehensive (loss) income.  DAC was increased (decreased) by $11.8 million and $(0.5) million at December 31, 2007 and 2006, respectively, relating to this adjustment.

Value of Business and Customer Renewals Acquired

VOBA represents the actuarially determined present value of projected future gross profits from the in-force policies included in the SLHIC asset transfer at May 31, 2007.  This amount is amortized in proportion to the projected premium income over the period to the first renewal of the transferred business.

A portion of the assets that were transferred to the Company under the SLHIC asset transfer are the value of customer renewals acquired (“VOCRA”).  VOCRA represents the actuarially determined present value of projected future profits arising from these in-force policies acquired at May 31, 2007 to these policies’ next renewal dates.  This amount is amortized in proportion to the projected premium income over the period from the first renewal date to the end of the projected life of the policies.

Other Assets

Property, equipment, and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization.  Depreciation is calculated using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years.  Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the lease or the estimated useful life of the improvements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Policy Liabilities and Accruals

Future contract and policy benefit liabilities include amounts reserved for future policy benefits payable upon contingent events as well as liabilities for unpaid claims due as of the statement date.  Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force.

Policy reserves for annuity contracts include liabilities held for group pension and payout annuity payments and liabilities held for product guarantees on variable annuity products, such as guaranteed minimum death benefits (“GMDB”).  Reserves for pension and payout annuity contracts are calculated using the best-estimate interest and decrement assumptions.  Loss recognition testing is done periodically to make sure that these assumptions remain adequate.  For the year ended December 31, 2007, no additional reserves were deemed required as a result of the loss recognition testing.  Reserves for GMDB are calculated according to the methodology of the American Institute of Certified Public Accountants (the “AICPA”) Statement of Position 03-1, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts” (“SOP 03-1”), whereby the expected benefits provided by the guarantees are spread over the duration of the contract in proportion to the benefit assessments.

Policy reserves for UL contracts are held for benefit coverages that are not fully provided for in the policy account value.  These include rider coverages and conversions from group policies.

Policy reserves for group life and health contracts are calculated using standard actuarial methods recognized by the American Academy of Actuaries.  For the tabular reserves, discount rates are based on the Company’s earned investment yield and the morbidity and mortality tables used are standard industry tables modified to reflect the Company’s actual experience when appropriate.  In particular, for the Company’s group known claim reserves, the mortality and morbidity tables for the early durations of claims are based exclusively on the Company’s experience, incorporating factors such as age at disability, sex and elimination periods.  These reserves are computed at amounts that, with interest compounded annually at assumed rates, are expected to meet the Company’s future obligations.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported.  The amount reported is based upon historical experience, adjusted for trends and current circumstances.  Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses.  Revisions of these estimates are included in operations in the year such refinements are determined.

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities.  The liabilities consist of deposits received plus interest credited, less accumulated policyholder charges, assessments, partial withdrawals and surrenders.  The liabilities are not reduced by surrender charges.

Revenue and Expenses

Premiums for traditional individual life and annuity products are considered earned revenue when due.  Premiums related to group disability insurance and group stop loss are recognized as earned revenue pro-rata over the contract period.  The unexpired portion of these premiums is recorded as unearned premiums.  Revenue from universal-type and investment-related products includes charges for cost of insurance (mortality), initiation and administration of the policy, and surrender charges.  Revenue is recognized when the charges are assessed, except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Benefits and expenses related to traditional life, annuity and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and to spread income recognition over the expected life of the policy.  For universal life-type and investment-type contracts, expenses include interest credited to policyholders’ accounts and death benefits in excess of account values, which are recognized as incurred.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Other Operating Expenses

Operating expenses primarily represent allocated compensation and general and administrative expenses.  Management believes intercompany expenses are calculated on a reasonable basis; however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a stand-alone basis.

Income Taxes

The Company will participate in a consolidated federal income tax return with Sun Life U.S. and other affiliates for the year ended December 31, 2007.  The Company filed a stand-alone federal income tax return for the years ended December 31, 2006 and 2005.

Deferred income taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109, “Accounting for Income Taxes.”  These differences primarily result from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.

Separate Accounts

The Company has established separate accounts applicable to various classes of contracts providing variable benefits.  Contracts for which funds are invested in separate accounts include variable life insurance and individual qualified and non-qualified variable annuity contracts.  Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings, less fees, held primarily for the benefit of contractholders, are shown as separate captions in the consolidated financial statements.  Assets held in the separate accounts are carried at fair value and the investment risk of such securities is retained by the contractholder.  The activity of the separate accounts is not reflected in the Company’s consolidated financial statements except for: (1) the fees the Company receives, which are assessed periodically and recognized as revenue when assessed; and, (2) the activity related to the GMDB, guaranteed minimum accumulation benefit (“GMAB”) and guaranteed minimum withdrawal benefit (“GMWB”) which is reflected in the Company’s consolidated financial statements and accompanying notes.

ACCOUNTING PRONOUNCEMENTS

New and Adopted Accounting Pronouncements

In June 2006, the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109” (“FIN 48”), which became effective for fiscal years beginning after December 15, 2006.  FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.  The Company adopted FIN 48 on January 1, 2007, and recognized an increase of $38 thousand in the liability for unrecognized tax benefits (“UTBs”) and related net interest, and an offsetting decrease in its January 1, 2007 balance of retained earnings.

In March 2006, the FASB issued SFAS No. 156, “Accounting for Servicing of Financial Assets – an amendment of FASB Statement No. 140,” requiring all separately recognized servicing assets and liabilities to be initially measured at fair value and permits entities to choose to either subsequently measure servicing rights at fair value and report changes in fair value in earnings, or amortize servicing rights in proportion to, and over the estimated net servicing income or loss and assess the rights for impairment or the need for an increased obligation.  The option to subsequently measure servicing rights at fair value allows entities which utilize derivative instruments to hedge their servicing rights to account for such hedging relationships at fair value and avoid the complications of hedge accounting under SFAS No. 133, “Accounting for Derivative Instruments and Hedging Activities.”  SFAS No. 156 was effective for fiscal years beginning after September 15, 2006.  The adoption of this statement did not have a material impact on the Company’s financial position or results of operations.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

New and Adopted Accounting Pronouncements (continued)

In February 2006, the FASB issued SFAS No. 155, “Accounting for Certain Hybrid Financial Instruments – an amendment of FASB Statements No. 133 and 140.”  This statement amended SFAS No. 133, “Accounting for Derivative Instruments and Hedging Activities,” and SFAS No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities,” and resolves issues addressed in SFAS No. 133 Implementation Issue No. D1, “Application of Statement 133 to Beneficial Interests in Securitized Financial Assets.”  The Company began applying SFAS No. 155 to all financial instruments acquired, issued or subject to a remeasurement event beginning January 1, 2007.  The election did not have a material impact on the Company’s results of operations.

In September 2005, the AICPA issued Statement of Position 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”).  SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts.  The adoption of SOP 05-1 on January 1, 2007 did not have a material impact on the Company’s consolidated financial condition and results of operations.

Accounting Standards Not Yet Adopted

In February 2007, the FASB issued SFAS No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities,” which permits entities to choose to measure many financial instruments and certain other items at fair value (the “FV option”).  The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions.  SFAS No. 159 is effective for fiscal years beginning after November 15, 2007 and all interim periods within those fiscal years.

As of January 1, 2008, the Company has adopted the FV option for all available-for-sale fixed maturity securities attributable to certain life, health and annuity products.  At December 31, 2007, such available-for-sale securities had an amortized cost of $1,118 million and a fair value of $1,113 million.  The adoption of the FV option does not relieve the Company from its obligation to monitor those available-for-sale securities that are in an unrealized loss position at December 31, 2007, which the Company will continue to do through its current portfolio monitoring process.

The FV option adoption will result in a cumulative-effect adjustment to the opening balance of retained earnings, accumulated other comprehensive income, DAC, VOBA, deferred tax asset and certain other liabilities.  The Company is currently assessing the impact of the effects of this adoption.

In September 2006, the FASB issued SFAS No. 157, “Fair Value Measurements,” which defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements, but does not change existing guidance as to whether or not an instrument is carried at fair value.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

Accounting Standards Not Yet Adopted (continued)

SFAS No. 157 clarifies that fair value is an exit price, representing the amount that would be exchanged to sell an asset or transfer a liability in an orderly transaction between market participants.  The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (“Level 1, 2 and 3”).  Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.  Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.  Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability.  SFAS No. 157 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.  Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements.

The provisions of SFAS No. 157 are effective for fiscal years beginning after November 15, 2007, and are to be applied prospectively, except for changes in fair value measurements that result from the initial application of SFAS No. 157, which are to be recorded as an adjustment to opening retained earnings in the year of adoption.  Effective January 1, 2008, the Company adopted SFAS No. 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value.  The Company is currently assessing the impact of SFAS No. 157 on its consolidated financial statements.

In December 2007, the FASB issued SFAS No. 141 (revised 2007), “Business Combinations” (“SFAS No. 141(R)”). This statement replaces SFAS No. 141 and establishes the principles and requirements for how the acquirer in a business combination: (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is useful to users of financial statements in evaluating the nature and financial effects of the business combination. Some of the significant changes to the existing accounting guidance on business combinations made by SFAS No. 141(R) include the following:

•
Most of the identifiable assets acquired, liabilities assumed and any noncontrolling interest in the acquiree shall be measured at their acquisition-date fair values rather than SFAS No. 141’s requirement to allocate the cost of an acquisition to individual assets acquired and liabilities assumed based on their estimated fair values;

•	Acquisition-related costs incurred by the acquirer shall be expensed in the periods in which the costs are incurred rather than included in the cost of the acquired entity;

•
Goodwill shall be measured as the excess of the consideration transferred, including the fair value of any contingent consideration, plus the fair value of any noncontrolling interest in the acquired entity, over the fair values of the acquired identifiable net assets, rather than measured as the excess of the cost of the acquired entity over the estimated fair values of the acquired identifiable net assets;

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

Accounting Standards Not Yet Adopted (continued)

•
Contractual pre-acquisition contingencies are to be recognized at their acquisition date fair values and noncontractual pre-acquisition contingencies are to be recognized at their acquisition date fair values only if it is more likely than not that the contingency gives rise to an asset or liability, whereas SFAS No. 141 generally permitted the deferred recognition of pre-acquisition contingencies until the recognition criteria of SFAS No. 5, “Accounting for Contingencies” were met; and

•	Contingent consideration shall be recognized at the acquisition date rather than when the contingency is resolved and consideration is issued or becomes issuable.

SFAS No. 141(R) is effective for and shall be applied prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with earlier adoption prohibited. Assets and liabilities that arose from business combinations with acquisition dates prior to the SFAS No. 141(R) effective date shall not be adjusted upon adoption of SFAS No. 141(R) with certain exceptions for acquired deferred tax assets and acquired income tax positions. The Company expects to adopt SFAS No. 141(R) on January 1, 2009, and has not yet determined the effect of SFAS No. 141(R) on its consolidated financial statements.

In December 2007, the FASB issued SFAS No. 160, “Noncontrolling Interests in Consolidated Financial Statements.”  This statement amends Accounting Research Bulletin No. 51, “Consolidated Financial Statements” (“ARB 51”). Noncontrolling interest refers to the minority interest portion of the equity of a subsidiary that is not attributable directly or indirectly to a parent. SFAS No. 160 establishes accounting and reporting standards that require for-profit entities that prepare consolidated financial statements to: (a) present noncontrolling interests as a component of equity, separate from the parent’s equity, (b) separately present the amount of consolidated net income attributable to noncontrolling interests in the income statement, (c) consistently account for changes in a parent’s ownership interests in a subsidiary in which the parent entity has a controlling financial interest as equity transactions, (d) require an entity to measure at fair value its remaining interest in a subsidiary that is deconsolidated, (e) require an entity to provide sufficient disclosures that identify and clearly distinguish between interests of the parent and interests of noncontrolling owners. SFAS No. 160 applies to all for-profit entities that prepare consolidated financial statements, and affects those for-profit entities that have outstanding noncontrolling interests in one or more subsidiaries or that deconsolidate a subsidiary. SFAS No. 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 with earlier adoption prohibited. The Company expects to adopt SFAS No. 160 on January 1, 2009 and has not yet determined the effect of SFAS No. 160 on its consolidated financial statements.

In June 2007, the AICPA issued Statement of Position 07-1, “Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies” (“SOP 07-1”).  SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (“the Guide”).  This statement also addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity.  In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor.  SOP 07-1 is effective for fiscal years beginning on or after December 15, 2007, with earlier application encouraged; however, in November 2007, the FASB decided to (1) delay indefinitely the effective date of the SOP and (2) prohibit adoption of the SOP for an entity that has not early adopted the SOP.  The Company did not early adopt SOP 07-1.  SOP 07-1 as currently issued is not expected to have a material impact on the Company’s consolidated financial condition or results of operations.

 SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

2. GOODWILL AND OTHER INTANGIBLE ASSET

Goodwill represents the difference between the purchase price paid and the fair value of the net assets acquired in connection with the Company’s business acquisitions.  Goodwill of $37.8 million, allocated to the Company’s Wealth Management Segment, is attributable to the 2002 acquisition of Keyport Benefit Life Insurance Company (“KBL”), which was a wholly-owned subsidiary of Keyport Life Insurance Company.  Goodwill of $7.4 million, allocated to the Company’s Group Protection Segment, is attributable to the SLHIC asset transfer.  Additional information on the Company’s business segments is presented in Note 15.

An intangible asset with a gross carrying amount of $7.5 million and a net amortized balance of $7.3 million, allocated to the Group Protection Segment, is also attributable to the SLHIC asset transfer and represents the value of established distribution channels.  This intangible asset has an estimated useful life of 25 years.  Using a half-year convention and the straight-line method, the Company amortized $149 thousand for this intangible for the year ended December 31, 2007.  The Company estimates amortization of $299 thousand for this intangible for each of the five succeeding fiscal years.

In accordance with SFAS No. 142, “Goodwill and Other Intangible Assets,” goodwill and indefinite-lived assets are tested for impairment on an annual basis.  The Company completed the required impairment tests during the second quarter of 2007 and concluded that these assets were not impaired.

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

The following is a summary of affiliated transactions for those affiliates that are not consolidated in the Company’s financial statements.

The Company has agreements with Sun Life U.S. and certain affiliates, under which the Company receives, as requested, certain investment and administrative services on a cost-reimbursement basis.  Expenses under these agreements amounted to approximately $26.5 million, $14.5 million and $16.0 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company had $9.8 million and $1.0 million due to related parties at December 31, 2007 and 2006, respectively, and $16.1 million and $5.6 million due from related parties at December 31, 2007 and 2006, respectively.

During 2007, 2006 and 2005, the Company paid $2.0 million, $1.4 million and $1.0 million, respectively, in commission fees to Sun Life Financial Distributors, Inc.

During the years ended December 31, 2006 and 2005, the Company paid $1.5 million and $2.8 million, respectively, in commission fees to Independent Financial Marketing Group, Inc. (“IFMG”).  Effective November 7, 2007, IFMG was sold by Sun Life Financial and is no longer an affiliate of the Company.  IFMG will continue to distribute the Company’s products.  For that period of time in 2007 for when it was still affiliated, the Company paid $1.0 million in commission fees to IFMG.

During 2007, 2006 and 2005, the Company paid $1.3 million, $1.3 million and 1.5 million, respectively, in investment advisory fees to Sun Capital Advisers LLC, a registered investment adviser.

Effective December 31, 2007, the Company entered into a reinsurance agreement with SLOC, under which SLOC will fund a portion of the AXXX reserves attributable to certain individual UL policies sold by the Company.  Under the agreement, the Company ceded, and SLOC assumed, on a funds withheld 90% coinsurance basis, certain in-force policies at December 31, 2007.  Future new business also will be reinsured under this agreement.  At December 31, 2007, pursuant to this agreement, the Company ceded $63.1 million of policyholder balances, and recorded a funds withheld payable to SLOC of $71.6 million.  The Company also has received from SLOC a ceding commission of $54.2 million and recorded a deferred gain of $45.7 million.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (continued)

Effective May 31, 2007, Sun Life Financial completed its acquisition of EBG.  Also effective May 31, 2007, the Company entered into a series of agreements with SLHIC, one of the acquired companies, through which the New York-issued business of SLHIC was transferred to the Company.  These agreements include a 100% coinsurance agreement for all existing and future new business issued in New York, a renewal rights agreement under which the Company has exclusive rights to renew in-force business assumed under the reinsurance agreement and an administrative service agreement under which the Company has agreed to assume direct responsibility for all sales and administration of existing and new business issued in New York.  These agreements, in accordance SFAS No. 141, were treated as a transfer of net assets between entities under common control.  The Company paid $40 million of total consideration to SLHIC.  SLHIC transferred assets to the Company at a carrying value of approximately $72 million, including $38.7 million of goodwill and other intangibles, as well as policyholder and other liabilities of approximately $32 million.

As part of the SLHIC asset transfer, the Company received certain intangible assets totaling $31.3 million.  These include the value of distribution, VOBA, and VOCRA.  The value of distribution acquired of $7.5 million is subject to amortization on a straight-line basis over its projected economic life of 25 years.  VOBA of $7.6 million is subject to amortization based upon expected premium income over the period from acquisition to the first customer renewal, which is generally not more than two years.  VOCRA of $16.2 million is subject to amortization based upon expected premium income over the projected life of the inforce business acquired, which is 20 years.  For the year ended December 31, 2007, the Company recorded $0.1 million, $5.9 million, and $1.9 million for amortization of the value of distribution, VOBA, and VOCRA, respectively.

Goodwill and value of distribution related to this transaction also have been presented in Note 2.

As more fully described in Note 9, the Company participates in a pension plan and other post-retirement benefit plans sponsored by Sun Life U.S.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS

Fixed Maturities

The amortized cost and fair value of the Company’s fixed maturities were as follows (in 000’s):

	December 31, 2007
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
Non-corporate securities
Asset backed securities	$23,653	$75	$(210)	$23,518
Collateralized mortgage obligations	74,027	441	(783)	73,685
Mortgage-backed securities	4,780	123	-	4,903
Foreign government and agency securities	3,570	129	-	3,699
U.S. treasury and agency securities	4,999	414	-	5,413
Total non-corporate securities	111,029	1,182	(993)	111,218
Corporate securities
Basic industry	14,169	120	(272)	14,017
Capital goods	80,959	624	(1,379)	80,204
Communications	97,081	1,761	(1,066)	97,776
Consumer cyclical	90,088	445	(3,970)	86,563
Consumer noncyclical	54,292	436	(502)	54,226
Energy	51,459	670	(457)	51,672
Finance	658,821	1,868	(29,468)	631,221
Technology	25,500	40	(405)	25,135
Transportation	12,926	373	(267)	13,032
Utilities	89,372	1,957	(917)	90,412
Other	32,752	355	(15)	33,092
Total corporate securities	1,207,419	8,649	(38,718)	1,177,350
Total available-for-sale fixed maturities	$1,318,448	$9,831	$(39,711)	$1,288,568

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (continued)

	December 31, 2006
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
Non-corporate securities
Asset backed securities	$27,539	$213	$(171)	$27,581
Collateralized mortgage obligations	60,756	129	(514)	60,371
Mortgage-backed securities	47,339	79	(707)	46,711
Foreign government and agency securities	5,662	174	(20)	5,816
U.S. treasury and agency securities	5,897	88	(4)	5,981
Total non-corporate securities	147,193	683	(1,416)	146,460
Corporate securities
Basic industry	8,057	152	(59)	8,150
Capital goods	114,508	1,023	(494)	115,037
Communications	142,346	1,619	(1,573)	142,392
Consumer cyclical	119,327	740	(1,447)	118,620
Consumer noncyclical	39,116	291	(308)	39,099
Energy	43,472	472	(248)	43,696
Finance	691,623	4,892	(2,482)	694,033
Technology	7,000	-	(405)	6,595
Transportation	27,481	331	(53)	27,759
Utilities	97,842	2,202	(1,296)	98,748
Other	22,112	344	(2)	22,454
Total corporate securities	1,312,884	12,066	(8,367)	1,316,583
Total available-for-sale fixed maturities	$1,460,077	$12,749	$(9,783)	$1,463,043

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (Continued)

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below (in 000’s).  Actual maturities may differ from contractual maturities on ABS and MBS because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2007
	Amortized Cost	Fair Value
Maturities of available-for-sale fixed securities:
Due in one year or less	$76,790	$76,236
Due after one year through five years	483,297	474,938
Due after five years through ten years	365,312	354,804
Due after ten years	290,589	280,484
Subtotal – Maturities available-for-sale	1,215,988	1,186,462
ABS, CMO and MBS securities	102,460	102,106
Total – Available-for-sale	$1,318,448	$1,288,568

Gross gains of $2.0 million, $3.4 million and $4.6 million, and gross losses of $1.0 million, $10.2 million and $3.2 million were realized on the sale of fixed maturities for the years ended December 31, 2007, 2006 and 2005, respectively.

Fixed maturities with an amortized cost of approximately $0.4 million and $0.5 million at December 31, 2007 and 2006, respectively, were on deposit with governmental authorities as required by law.

As of December 31, 2007 and 2006, 95.8% and 96.2%, respectively, of the Company’s fixed maturities were investment grade.  Investment grade securities are those that are rated “BBB” or better by nationally recognized statistical rating organizations.  The Company incurred realized losses totaling $4.8 million, $0.8 million and $5.5 million for the years ended December 31, 2007, 2006 and 2005, respectively, for other-than-temporary impairments.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (continued)

Overview of the Company's Investment Holdings and Portfolio Monitoring Processes

At December 31, 2007, the Company held $1.6 billion in invested assets and cash.  Of this balance, $1.3 billion was invested in fixed-maturity securities designated as available-for-sale.  Of the $1.3 billion of available-for-sale fixed maturities, securities with a fair value of $913.4 million were in an unrealized loss position totaling $39.7 million.  At December 31, 2007, 90.8% of securities in an unrealized loss position, based on fair value, were securities with fair value to amortized cost percentages of greater than or equal to 90%.  The total unrealized loss position for such securities was $24.3 million.

In the available-for-sale fixed maturity portfolio, securities with a fair value of $54.6 million, representing 3.4% of the total invested asset balance, were comprised of below-investment-grade or not-rated securities.  Of the total of the securities that were below-investment-grade or not-rated at December 31, 2007, securities with a fair value of $27.6 million, representing 1.7% of the total invested asset balance, were in an unrealized loss position that totaled $2.9 million.  At December 31, 2007, 72% of these securities in an unrealized loss position, based on fair value, were securities with fair value to amortized cost percentages of greater than or equal to 90%.

The Company’s portfolio monitoring process is designed to identify securities that may be other-than-temporarily impaired.  The Company has a Credit Committee comprised of professionals from the investment and accounting functions that meets at least quarterly to review individual issues or issuers that may be of concern.  The process involves a quarterly screening of all impaired securities, with particular attention given to identification of those securities whose fair value to amortized cost percentages have been less than 80% for an extended period of time.  Additionally, the Company screens all sales transactions which generated realized losses in excess of $150 thousand and 10% of amortized cost in order to identify identical securities or issuers which the Company continues to hold.  Discrete credit events, such as a ratings downgrade, are also used to identify securities that may be other-than-temporarily impaired.  The securities identified are then evaluated based on issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial condition and its near term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector.  Based on this evaluation, issues or issuers are considered for inclusion on one of the Company’s following credit lists:

“Monitor List” – Management has concluded that the fair value will increase enough to recover the Company’s amortized cost but that changes in issuer-specific facts and circumstances require monitoring on a quarterly basis.  As of December 31, 2007, no securities were included on the Company’s Monitor List.

“Watch List” – Management has concluded that the fair value will increase enough to recover the Company’s amortized cost but that changes in issuer-specific facts and circumstances require continued monitoring during the quarter.  As of December 31, 2007, securities with an amortized cost of $11.4 million and a fair value of $10.4 million were included on the Company’s Watch List.  A security is moved from the Monitor List to the Watch List when changes in issuer-specific facts and circumstances increase the possibility that a security may become impaired within the next 24 months.

“Impaired List” – Management has concluded that the fair value will not increase enough to recover the Company’s amortized cost and an other-than-temporary impairment charge is recorded to income or the security is sold and a realized loss is recorded as a charge to income.  Impairments are classified as either credit-related or interest-related.  The Company categorizes impairments as credit-related if there are current concerns regarding the issuers’ ability to pay all principal and interest amounts due, according to the contractual terms of the security or if the decline in fair value of the security is driven by issuer-specific credit events.  The Company characterizes impairments as interest-related if the depression in fair value of the security was due to changes in interest or general credit spread widening and for which the Company has determined it no longer has the intent or ability to hold a security until recovery to amortized cost.  For the year ended December 31, 2007, other-than-temporary impairments of $4.8 million were recorded as a charge to income.  Of this balance, all impairments were deemed to be credit-related.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

Overview of the Company's Investment Holdings and Portfolio Monitoring Processes (continued)

At each balance sheet date, management also evaluates securities in an unrealized loss position and determines if the Company has the intent and ability to hold the securities until recovery.  If events or circumstances change, such as unexpected changes in the creditworthiness of the issuer, unanticipated changes in interest rates and/or credit spreads, changes in tax laws or accounting rules, changes in statutory capital requirements, or greater than expected liquidity needs, management will reconsider whether the Company has the intent and ability to hold a security until recovery.  If subsequent to the balance sheet date and due to an unexpected change in circumstances, the Company determines that it no longer intends to hold a security until recovery, a loss is recognized in net income in the period in which the intent to hold to recovery no longer exists.

There are inherent risks and uncertainties in management’s evaluation of securities for other-than-temporary impairment.  These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater than expected liquidity needs.  All of these factors could impact management’s evaluation of securities for other-than-temporary impairment.

The Company discontinues accruing income on all of its holdings for issuers that are in default.  Investment income would not have increased materially if these holdings had been performing.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (Continued)

Overview of the Company's Investment Holdings and Portfolio Monitoring Processes (continued)

Unrealized Losses

The following table shows the fair value and gross unrealized losses of the Company’s available-for-sale fixed maturity investments, which were deemed to be temporarily impaired, aggregated by investment category, industry sector, number of securities, and length of time that the individual securities had been in an unrealized loss position at December 31, 2007 (dollar amounts in 000’s):

	Less than Twelve Months			Twelve Months or More			Total
	#	Fair Value	Gross Unrealized Losses	#	Fair Value	Gross Unrealized Losses	#	Fair Value	Gross Unrealized Losses
Non-Corporate Securities
Asset backed securities	-	$ -	$ -	16	$ 12,806	$ (210)	16	$ 12,806	$ (210)
Collateralized mortgage obligations	7	7,941	(69)	28	31,957	(714)	35	39,898	(783)
Total Non-Corporate	7	7,941	(69)	44	44,763	(924)	51	52,704	(993)
Corporate Securities
Basic industry	5	8,461	(237)	1	962	(35)	6	9,423	(272)
Capital goods	14	52,401	(1,105)	3	7,918	(274)	17	60,319	(1,379)
Communications	15	46,697	(489)	6	7,572	(577)	21	54,269	(1,066)
Consumer cyclical	20	45,627	(2,158)	8	18,374	(1,812)	28	64,001	(3,970)
Consumer noncyclical	4	18,084	(113)	3	5,422	(389)	7	23,506	(502)
Energy	8	27,776	(401)	3	2,078	(56)	11	29,854	(457)
Finance	131	489,555	(25,280)	36	48,825	(4,188)	167	538,380	(29,468)
Technology	4	15,938	(44)	1	6,639	(361)	5	22,577	(405)
Transportation	6	5,557	(237)	1	739	(30)	7	6,296	(267)
Utilities	16	21,624	(251)	11	21,019	(666)	27	42,643	(917)
Other	5	7,393	(1)	1	2,015	(14)	6	9,408	(15)
Total Corporate Securities	228	739,113	(30,316)	74	121,563	(8,402)	302	860,676	(38,718)
Grand Total	235	$ 747,054	$ (30,385)	118	$ 166,326	$ (9,326)	353	$ 913,380	$ (39,711)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (Continued)

Overview of the Company's Investment Holdings and Portfolio Monitoring Processes (continued)

Unrealized Losses (continued)

The following table shows the fair value and gross unrealized losses of the Company’s available-for-sale fixed maturity investments, which were deemed to be temporarily impaired, aggregated by investment category, industry sector, number of securities, and length of time that the individual securities had been in an unrealized loss position at December 31, 2006 (dollar amounts in 000’s):

	Less than Twelve Months			Twelve Months or More			Total
	#	Fair Value	Gross Unrealized Losses	#	Fair Value	Gross Unrealized Losses	#	Fair Value	Gross Unrealized Losses
Non-Corporate Securities
Asset backed securities	-	$ -	$ -	4	$ 8,593	$ (171)	4	$ 8,593	$ (171)
Collateralized mortgage obligations	4	6,530	(38)	16	28,111	(476)	20	34,641	(514)
Mortgage-backed securities	8	5,191	(28)	27	30,088	(679)	35	35,279	(707)
Foreign government and agency securities	-	-	-	1	985	(20)	1	985	(20)
U.S. treasury and agency securities	1	315	(3)	1	747	(1)	2	1,062	(4)
Total Non-Corporate	13	12,036	(69)	49	68,524	(1,347)	62	80,560	(1,416)
Corporate Securities
Basic industry	-	-	-	2	1,960	(59)	2	1,960	(59)
Capital goods	4	16,008	(53)	4	15,147	(442)	8	31,155	(495)
Communications	6	16,214	(114)	16	32,831	(1,459)	22	49,045	(1,573)
Consumer cyclical	9	22,117	(223)	15	57,674	(1,224)	24	79,791	(1,447)
Consumer noncyclical	2	3,157	(76)	3	4,567	(231)	5	7,724	(307)
Energy	4	6,636	(116)	3	3,186	(132)	7	9,822	(248)
Finance	27	82,283	(529)	32	66,138	(1,953)	59	148,421	(2,482)
Technology	-	-	-	1	6,595	(405)	1	6,595	(405)
Transportation	2	3,674	(24)	1	793	(29)	3	4,467	(53)
Utilities	9	11,438	(196)	10	27,897	(1,100)	19	39,335	(1,296)
Other	1	2,020	(2)	-	-	-	1	2,020	(2)
Total Corporate	64	163,547	(1,333)	87	216,788	(7,034)	151	380,335	(8,367)
Grand Total	77	$ 175,583	$ (1,402)	136	$ 285,312	$ (8,381)	213	$ 460,895	$ (9,783)

The Company’s available-for-sale fixed maturity gross unrealized loss position as of December 31, 2007 was $29.9 million greater than at December 31, 2006.  The increase in unrealized losses was primarily due to general credit spread widening, partially offset by a decrease in interest rates.  Credit spreads widened primarily due to the deterioration of the sub-prime mortgage market and other liquidity disruptions, impacting the overall credit market.

Deterioration in the U.S. housing market, combined with tightened lending conditions and the market’s flight to quality securities, as well as the increased likelihood of a U.S. recession, also caused credit spreads to widen considerably.  The sectors and industries most significantly impacted include mortgage originators, home builders, financial lenders, residential and commercial mortgage-backed investments, and other structured products, including consumer loan backed investments.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (Continued)

Overview of the Company's Investment Holdings and Portfolio Monitoring Processes (continued)

Unrealized Losses (continued)

The sectors in the Company’s portfolio that recognized the largest unrealized losses were the Finance and Consumer Cyclical sectors.  As of December 31, 2007, there were 167 securities accounting for unrealized losses of $29.5 million in the Finance sector.  Of these unrealized losses, 98.6% were related to investment-grade issues (rated AAA through BBB-).  As of December 31, 2007, there were 28 securities accounting for unrealized losses of $4.0 million in the Consumer Cyclical sector.  Of these unrealized losses, 49.5% were related to investment-grade issues (rated AAA through BBB-).  All securities held at December 31, 2007 were subject to the Company’s portfolio monitoring process.

Because securities issued by the same issuer with different CUSIP numbers typically have different investment characteristics, such as secured or unsecured, shorter or longer maturities, or different interest rates, management’s analyses of unrealized and realized losses are performed at the CUSIP number level.  The Company also considers the credit condition of issuers at the entity level and considers various issues affecting an issuer collectively as facts and circumstances warrant.

Realized Losses

The sales of securities in the year ended December 31, 2007, which were in an unrealized loss position at the time of sale were primarily due to actual liquidity needs that were different from anticipated liquidity needs.  Management responded by selling certain securities that were in an unrealized gain position and by reconsidering the Company’s intent to hold certain securities that were in an unrealized loss position until recovery and selling them at a loss.  The objective of these sales was to keep the portfolio optimally balanced and diversified with respect to asset mix, interest rate risk, yield, duration, and credit quality.

During the year ended December 31, 2007, the Company recorded realized losses totaling $0.6 million on sales of securities with an aggregate fair value of $46.9 million.  The average percentage of selling price to amortized cost was 98.6%.  The largest single trading loss during the year ended December 31, 2007 was $0.2 million.

Mortgage Loans

The Company invests in commercial first mortgage loans throughout the United States.  Investments are diversified by property type and geographic area.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of each property’s value at the time that the original loan is made.

The Company monitors the condition of the mortgage loans in its portfolio.  In those cases where mortgages have been restructured, appropriate allowances for losses have been made.  In those cases where, in management’s judgment, the mortgage loan’s value has been impaired, appropriate losses are recorded.  The Company had no restructured mortgage loans at December 31, 2007 and 2006, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (Continued)

Mortgage Loans (continued)

Mortgage loans comprise the following property types (in 000’s):

	December 31,
Property Type:	2007	2006
Office building	$47,284	$52,777
Residential	1,609	1,700
Retail	79,356	66,564
Industrial/warehouse	32,672	31,842
Other	9,520	8,645
Valuation allowance	(236)	(236)

Total	$170,205	$161,292

Mortgage loans comprise the following geographic regions (in 000’s):

	December 31,
Geographic region:	2007	2006
Alabama	$1,838	$-
Arizona	6,322	5,485
California	5,579	10,481
Colorado	9,812	5,773
Delaware	-	11,279
Florida	16,151	22,592
Georgia	8,453	7,206
Idaho	578	594
Illinois	1,919	1,987
Indiana	6,722	6,114
Kansas	2,664	2,729
Louisiana	1,475	-
Maryland	9,972	10,345
Massachusetts	486	536
Michigan	3,136	324
Minnesota	528	550
Mississippi	738	770
Missouri	8,266	7,297
Nevada	57	1,184
New Jersey	6,598	9,305
New Mexico	697	-
New York	17,357	15,256
North Carolina	3,018	3,261
Ohio	11,252	9,806
Oregon	994	-
Pennsylvania	10,163	7,360
South Carolina	-	537
Tennessee	2,100	-
Texas	27,725	14,535
Utah	2,292	2,492
Virginia	3,549	3,730
Valuation allowance	(236)	(236)
Total	$170,205	$161,292

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (Continued)

Mortgage Loans (continued)

At December 31, 2007, scheduled mortgage loan maturities were as follows (in 000’s):

2008	$4,699
2009	192
2010	1,027
2011	11,440
2012	5,173
Thereafter	147,674
Total	$170,205

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations, with or without prepayment penalties, and loans may be refinanced.

The Company has made funding commitments of mortgage loans on real estate and other loans into the future.  The outstanding funding commitments for these mortgages amounted to $3.4 million and $7.8 million at December 31, 2007 and 2006, respectively.

Securities Lending

On May 1, 2006, the Company established a securities lending program which requires the borrower to provide collateral on a daily basis in amounts in excess of 102% of the fair value of the applicable securities loaned.  The Company retains effective control over all loaned securities and, therefore, continues to report such loaned securities as fixed maturities in its consolidated balance sheet.

Cash collateral received on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral.  The fair value of collateral held and included in other invested assets was $69.1 million and $65.8 million at December 31, 2007 and 2006, respectively.  Fee income earned on securities lending transactions was $0.2 million and $0.1 million for the years ended December 31, 2007 and 2006, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

5. NET REALIZED INVESTMENT LOSSES

Net realized investment losses consisted of the following for the years ended December 31 (in 000’s):

	2007	2006	2005

Fixed maturities	$1,028	$(6,834)	$1,462
Mortgage loans	(21)	-	-
Short-term investments	18	-	(2)
Other-than-temporary impairments	(4,823)	(771)	(5,546)
Sales of previously impaired assets	311	1,524	-
Total	$(3,487)	$(6,081)	$(4,086)

6. NET INVESTMENT INCOME

Net investment income consisted of the following for the years ended December 31 (in 000’s):

	2007	2006	2005

Fixed maturities	$84,065	$88,091	$87,428
Mortgage loans	11,249	10,017	8,500
Other	266	591	(211)
Gross investment income	95,580	98,699	95,717
Less: Investment expenses	1,271	1,334	1,453
Net investment income	$94,309	$97,365	$94,264

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107, “Disclosure about Fair Value of Financial Instruments,” excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements.  The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items.  Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value to the Company.  Likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments at December 31 (in 000’s):

	2007		2006
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Cash and cash equivalents	$ 65,901	$ 65,901	$ 54,231	$ 54,231
Fixed maturities	1,288,568	1,288,568	1,463,043	1,463,043
Equity securities	-	-	17	17
Mortgage loans	170,205	172,128	161,292	162,268
Policy loans	118	118	139	139
Separate account assets	929,008	929,008	796,827	796,827

Financial liabilities:
Contractholder deposit funds and other policy liabilities	1,285,259	1,187,534	1,437,396	1,397,225
Separate account liabilities	929,008	929,008	796,827	796,827

The following methods were used by the Company in determining the estimated fair value of its financial instruments:

Cash and cash equivalents: The fair values of cash and cash equivalents are estimated to be cost plus accrued interest.

Fixed maturities and equity securities: The Company determines the fair value of its publicly-traded fixed maturities using four primary pricing methods: third-party pricing services, independent dealer quotes, pricing matrices, and pricing models.  Prices are first sought from third-party pricing services; the remaining unpriced securities are priced using one of the remaining three methods.  Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date.  In the event that there are no recent market trades, pricing services and brokers may use pricing matrices and models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages.

Structured securities, such as CMO, CMBS, and ABS, are priced using a matrix, fair value model or independent broker quotations.  CMBS securities, which are a subset of the Company's CMO holdings, are priced using the last sale price of the day or a broker quote, if no sales were transacted that day.  Other CMOs and ABS are priced using matrices, models and independent broker quotations.  Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds.  In addition, estimates of expected future prepayments are factors in determining the price of ABS, MBS, CMBS, and CMO.  These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral.  Actual prepayment experience may vary from these estimates.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

7. FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

For privately-placed fixed maturities, fair values are estimated using matrices, which take into account credit spreads for publicly-traded securities of similar credit risk, maturity, prepayment and liquidity characteristics.  A portion of privately-placed fixed maturities are also priced using market prices or dealer quotes.  The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

The fair value of equity securities are based on quoted market prices.  Equity securities are included as a component of other invested assets.

Mortgage loans: The fair values of mortgage are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Policy loans: Policy loans are stated at unpaid principal balances, which approximate fair value.

Separate account assets and liabilities: The estimated fair value of assets held in separate accounts is based on quoted market prices.  The fair value of liabilities related to separate accounts is the amount payable on demand, which excludes surrender charges.

Contractholder deposit funds and other policy liabilities: The fair values of the Company’s general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued.  Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.  The fair values of other deposits with future maturity dates are estimated using discounted cash flows.  GMABs and GMWBs are considered to be derivatives under SFAS No. 133, and are included in contractholder deposit funds.  The fair value of the embedded derivatives is calculated stochastically using risk neutral scenarios over a fifty-year projection.  Policyholder assumptions are based on experience studies and industry standards.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

8. REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders.  The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement.  To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.  Management believes that any liability from this contingency is unlikely.  The following discussion is organized by the Company’s business segments involved in reinsurance agreements.  Additional information on the Company's business segments is presented in Note 15.

Group Protection Segment

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the mortality risks of the Company’s group life contracts.  Under this agreement, certain group life mortality benefits are reinsured on a yearly- renewable term basis.  The agreement provides that the unrelated company will reinsure amounts in excess of $0.7 million per claim for group life contracts ceded by the Company.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the Company’s group stop loss contracts.  Under this agreement, certain stop loss benefits are reinsured on a yearly-renewable term basis.  The agreement provides that the unrelated company will reinsure specific claims for amounts in excess of $1.0 million per claim for stop loss contracts ceded by the Company.  The retention limit was raised to $1.5 million for policies sold or renewed on or after January 1, 2006.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the Company’s group long-term disability contracts.  Under this agreement, certain long-term disability benefits are reinsured on a yearly-renewable term basis.  The agreement provides that the unrelated company will reinsure amounts in excess of $4 thousand per claim per month for long-term disability contracts ceded by the Company.  The retention limit was raised to $9 thousand per claim per month for claims incurred on or after January 1, 2006.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures 100% of the risks on a quota share basis for certain specific group life and disability policies.

The Company has an agreement, effective May 31, 2007, to assume the net risks of an affiliate, SLHIC, for its New York-issued policies.

The effects of reinsurance were as follows (in 000’s):

	For the Years Ended December 31,
	2007	2006	2005

Premiums and annuity considerations:
Direct	$47,194	$40,773	$34,863
Assumed – Affiliated	46,582	-	-
Ceded – Non-affiliated	2,894	2,451	2,616
Net premiums and annuity considerations	$90,882	$38,322	$32,247

Policyowner benefits:
Direct	$43,967	$31,579	$27,388
Assumed – Affiliated	30,018	-	-
Ceded – Non-affiliated	4,676	2,322	1,725
Net policyowner benefits	$69,309	$29,257	$25,663

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

8. REINSURANCE (Continued)

Group Protection Segment (continued)

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim.  Management believes that any liability from this contingency is unlikely.  However, to limit the possibility of such losses, the Company regularly evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

The following schedule reflects related party reinsurance information as recorded in income for the year ended December 31, 2007 (in 000's).

2007

Assumed premiums	$46,582
Assumed benefits, included in policyowner benefits	$30,018
Assumed commissions, included in other operating expenses	$4,583

The Company had no related party reinsurance transactions for the years ended December 31, 2006 or 2005.

Individual Protection Segment

Effective December 31, 2007, the Company entered into a reinsurance agreement with SLOC, under which SLOC will fund a portion of the AXXX reserves attributable to certain individual UL policies sold by the Company.  Under the agreement, the Company ceded, and SLOC assumed, on a funds withheld 90% coinsurance basis, certain in-force policies at December 31, 2007.  Future new business also will be reinsured under this agreement.  At December 31, 2007, pursuant to this agreement, the Company ceded $63.1 million of policyholder balances, and recorded a funds withheld payable to SLOC of $71.6 million.  The Company also has received from SLOC a ceding commission of $54.2 million and recorded a deferred gain of $45.7 million.

9.  RETIREMENT PLANS

Pension Plan

The Company participates in a non-contributory defined benefit pension plan (the “Pension Plan”) that is sponsored by Sun Life U.S., which is directly liable for the related obligations.  Benefits under the Pension Plan are based on years of service and employees’ average compensation.  The Company is allocated a portion of the Pension Plan’s expenses, or allocated a credit if expected return on plan assets exceeds the Pension Plan’s expenses.  The allocated (credit) expenses were $(165) thousand, $(38) thousand and $211 thousand for the years ended December 31, 2007, 2006 and 2005, respectively.  Included in the 2005 allocation is a curtailment charge of $205 thousand related to changes in the Pension Plan.

401(k) Savings Plan

The Company participates in a savings plan that qualifies under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”) sponsored by Sun Life U.S. for which substantially all employees of at least age 21 are eligible to participate at date of hire.  Employer contributions are matched up to a specified amount of the employee’s contributions to the 401(k) Plan.  The Company’s portion of this employer contribution was $21 thousand, $45 thousand, and $16 thousand for the years ended December 31, 2007, 2006 and 2005, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

9.  RETIREMENT PLANS (Continued)

Other Post-Retirement Benefit Plans

The Company participates in a plan sponsored by Sun Life U.S. that provides certain health, dental and life insurance benefits (“post-retirement benefits”) for retired employees and dependents.  Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age, or retire early upon satisfying an alternate age-plus-service condition.  Life insurance benefits are generally set at a fixed amount.  The Company is allocated a portion of these post-retirement benefit plan expenses.  The allocated expenses were $9 thousand, $13 thousand and $8 thousand for the years ended December 31, 2007, 2006 and 2005, respectively.

10. FEDERAL INCOME TAXES

The Company adopted FIN 48 on January 1, 2007.  FIN 48 establishes a comprehensive reporting model which addresses how a business entity should recognize, measure, present and disclose uncertain tax positions that the entity has taken or plans to take on a tax return.

As a result of the implementation of FIN 48, the Company recognized an increase of $38 thousand in the liability for unrecognized tax benefits (“UTBs”) and related net interest, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings.  The liability for UTBs related to permanent and temporary tax adjustments, exclusive of interest, was $2.5 million as of December 31, 2007 ($0.6 million as of January 1, 2007).  Of this total, $256 thousand of tax benefits would favorably affect the Company’s effective tax rate if the tax benefits were recognized in the financial statements.  In addition, consistent with the provisions of FIN 48, the Company reclassified $2.3 million of income taxes from deferred tax liabilities to accrued expenses and taxes at December 31, 2007.

The net increase in the tax liability, excluding accrued interest, of $1,966 thousand since the date of adoption resulted from the following (in 000’s):

Balance at January 1, 2007	$ 554
Gross increases related to tax positions in prior years	2,464
Gross decreases related to tax positions in prior years	(498)
Gross increases related to tax positions in current year	-
Settlements	-
Close of tax examinations / statutes of limitations	-

Balance at December 31, 2007	$ 2,520

The Company records interest and penalties related to income taxes as a component of other income or expense in the consolidated statements of operations.  The Company recognized $38 thousand of net interest and penalties as at January 1, 2007.  During the years ended December 31, 2007, the Company recognized an additional $75 thousand in gross interest and penalties related to UTBs.

While the Company expects the amount of unrecognized tax liabilities to change in the next twelve months, it does not expect the change to have a significant impact on its results of operations or financial position.

The Company’s federal income tax returns are periodically audited by the Internal Revenue Service (“IRS”), and provisions are made in the consolidated financial statements in anticipation of the results of these audits.  In August 2006, the IRS issued a Revenue Agent’s Report for the Company’s tax years 2001 and 2002.  The Company is currently at the Appeals Division of the IRS with respect to the tax years 2001 and 2002.  In the first quarter of 2007, the IRS commenced an examination of the Company’s U.S. federal income tax returns for the tax years 2003 and 2004.  This examination is anticipated to be completed by August 1, 2008.  While the final outcome of the appeal and ongoing tax examinations is not determinable, the Company does not believe that any adjustments would be material to its financial position.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

10. FEDERAL INCOME TAXES (continued)

The Company's accounting records for tax years 2001 through 2007 remain subject to examination by the IRS.

The Company will participate in a consolidated federal income tax return with Sun Life U.S. and other affiliates for the year ended December 31, 2007.  The Company filed a stand-alone federal income tax return for the years ended December 31, 2006 and 2005.  A summary of the components of federal income tax expense (benefit) in the statements of income for the years ended December 31, is as follows (in 000’s):

	2007	2006	2005
Federal income tax expense (benefit):
Current	$8,651	$(2,783)	$3,225
Deferred	290	10,193	(947)

Total federal income tax expense	$8,941	$7,410	$2,278

Federal income taxes attributable to operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate of 35%.  The Company’s effective rate differed from the statutory federal income tax rate as follows (in 000’s):

	2007	2006	2005

Federal income tax expense at statutory rate	$9,571	$8,275	$2,702
Prior year adjustments, including settlements	(208)	(340)	(424)
Separate account dividend received deduction	(438)	(525)	-
Other permanent items	16	-	-

Total federal income tax expense	$8,941	$7,410	$2,278

Net deferred income tax (liabilities) assets represent the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes.  The components of the Company’s deferred tax assets and liabilities as of December 31 were as follows (in 000’s):

	2007	2006

Deferred tax assets:
Actuarial liabilities	$31,025	$4,555
Net operating loss	-	7,954
Investments, net	1,532	762

Total deferred tax assets	32,557	13,271

Deferred tax liabilities:
Deferred policy acquisition costs	(31,110)	(18,836)
Other	(2,492)	(1,388)

Total deferred tax liabilities	(33,602)	(20,224)

Net deferred tax liability	$(1,045)	$(6,953)

The Company had a federal income tax payment of $67 thousand for the year ended December 31, 2007.  The Company had no net income tax payments for the year ended December 31, 2006.  The Company received income tax refunds of approximately $274 thousand for the year ended December 31, 2005.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

11. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses, which is related to the Company’s stop loss, group life and group disability insurance products is summarized below (in 000’s):

	2007	2006

Balance at January 1	$36,689	$33,141
Less: reinsurance recoverable	(5,906)	(5,886)
Net balance at January 1	30,783	27,255
Incurred related to:
Current year	96,377	26,644
Prior years	(1,805)	(1,294)
Total incurred	94,572	25,350
Paid losses related to:
Current year	(47,531)	(14,881)
Prior years	(8,867)	(6,941)
Total paid	(56,398)	(21,822)

Balance at December 31	74,878	36,689
Less: reinsurance recoverable	(5,921)	(5,906)
Net balance at December 31	$68,957	$30,783

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and events occur which may impact the resolution of unsettled claims.  Changes in prior estimates are recorded in results of operations in the year such changes are determined.

As a result of changes in estimates of insured events in prior years, the liability for unpaid claims and claims adjustment expense decreased by $1.8 million and $1.3 million in 2007 and 2006, respectively.  The favorable development experienced in both years was driven mainly by better than expected loss experience in group life.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

12.  LIABILITIES FOR CONTRACT GUARANTEES

As disclosed in Note 1, the Company records its reserves for GMDBs in accordance with SOP 03-1, whereby the expected benefits provided by the guarantees are spread over the duration of the contract in proportion to the benefit assessments.  The major provisions of SOP 03-1 that affect the Company require:

•	Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts.
•	Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC.
•	Reporting and measuring the Company’s interest in its separate accounts as investments.

The Company offers various guarantees to certain policyholders including a return of no less than (a) total deposits made on the contract adjusted for any customer withdrawals, (b) total deposits made on the contract adjusted for any customer withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary.  These guarantees include benefits that are payable in the event of death, upon annuitization, or at specified dates during the accumulation period of an annuity.

The table below represents information regarding the Company’s variable annuity contracts with guarantees at December 31, 2007 (in 000’s):

Benefit Type	Account Balance	Net Amount at Risk (a)	Average Attained Age
Minimum Death	$1,005,573	$24,860	63.8
Minimum Accumulation or Withdrawal	$395,132	$581	60.7

(a) Net amount at risk represents the difference between the guaranteed benefit and account balance.

The table below represents information regarding the Company’s variable annuity contracts with guarantees at December 31, 2006 (in 000’s):

Benefit Type	Account Balance	Net Amount at Risk (a)	Average Attained Age
Minimum Death	$895,458	$31,752	63.8
Minimum Accumulation or Withdrawal	$232,257	$6	60.2

(a) Net amount at risk represents the difference between the guaranteed benefit and account balance.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

12.  LIABILITIES FOR CONTRACT GUARANTEES (continued)

The following roll-forward summarizes the reserve for the GMDB for the years ended December 31, (in 000’s):

	2007	2006
Balance at January 1	$681	$681
Benefit Ratio Change / Assumption Changes	183	84
Incurred guaranteed benefits	603	840
Paid guaranteed benefits	(806)	(972)
Interest	49	48

Balance at December 31	$710	$681

Because the Company has not issued products that contain a guaranteed minimum income benefit (“GMIB”), there was no requirement for a GMIB reserve as of December 31, 2007.

The liability for death benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest and less contract benefit payments.  The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges.  The benefit ratio may be in excess of 100%.  For guarantees in the event of death, benefits represent the current guaranteed minimum death payments in excess of the current account balance.  For guarantees at annuitization, benefits represent the present value of the minimum guaranteed annuity benefits in excess of the current account balance.

Projected benefits and assessments used in determining the liability for guarantees are developed using models and stochastic scenarios that are also used in the development of estimated future gross profits.  Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based upon factors such as eligibility conditions and the annuitant’s attained age.

The liability for guarantees is re-evaluated regularly, and adjustments are made to the liability balance through a charge or credit to policyowner benefits.

GMABs and GMWBs are considered to be derivatives under SFAS No. 133, and are recorded at fair value through earnings.  The fair value of the embedded derivatives is calculated stochastically using risk neutral scenarios over a fifty-year projection.  Policyholder assumptions are based on experience studies.  The net balance of GMABs and GMWBs constituted (a liability) an asset in the amount of $(3.6) million and $0.4 million at December 31, 2007 and 2006, respectively.

13. DEFERRED POLICY ACQUISITION COSTS

The changes in DAC for the years ended December 31 were as follow (in 000’s):

	2007	2006

Balance at January 1	$85,021	$80,640
Acquisition costs deferred	32,796	24,163
Amortized to expense during year	(12,138)	(18,422)
Adjustment related to change in unrealized
investment (gains) losses during year	12,447	(1,360)
Balance at December 31	$118,126	$85,021

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

14. VALUE OF BUSINESS AND CUSTOMER RENEWALS ACQUIRED

The changes in VOBA and VOCRA for the year ended December 31, 2007 were as follows (in 000's):

2007

Balance at January 1	$-
Amount capitalized resulting from the SLHIC asset transfer	23,854
Amortized to expense during the year	(7,783)
Balance at December 31	$16,071

Additions to VOBA and VOCRA were a result of the SLHIC asset transfer, as described in Note 1.  VOBA transferred was $7.6 million and VOCRA transferred was $16.2 million.

15. SEGMENT INFORMATION

The Company conducts business principally in three operating segments and maintains a Corporate Segment to provide for the capital needs of the three operating segments and to engage in other financing-related activities.  Each segment is defined consistently with the way results are evaluated by the chief operating decision-maker.

Net investment income is allocated based on segmented assets by line of business.  Allocations of operating expenses among segments are made using both standard rates and actual expenses incurred.  Management evaluates the results of the operating segments on an after-tax basis.  The Company does not materially depend on one or a few customers, brokers or agents for a significant portion of its operations.

Effective January 1, 2006, the Company adopted a new capital allocation methodology for measurement of segment operating results to be more closely aligned with rating agency standards.  The changes impact the amount of capital and income on capital that is allocated to the Company’s Wealth Management, Individual Protection and Group Protection Segments from the Corporate Segment.

Wealth Management

The Wealth Management Segment markets, sells and administers fixed and variable annuity products.

Group Protection

The Group Protection Segment markets, sells and administers group life, stop loss, long-term disability and short-term disability, and group dental insurance products.  These products are sold to small and mid-size employers that provide group benefits for their employees.

Individual Protection

The Individual Protection Segment markets, sells and administers universal life insurance, variable universal life insurance and conversions from the Company’s group life product.

Corporate

The Corporate Segment includes the unallocated capital of the Company and items not otherwise attributable to the other segments.

 SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

15. SEGMENT INFORMATION (continued)

The following amounts pertained to the various business segments (in 000’s):

Year ended December 31, 2007

	Wealth	Group	Individual
	Management	Protection	Protection	Corporate	Totals
Total Revenues	$93,074	$93,253	$15,646	$2,412	$204,385
Total Expenditures	80,877	93,232	7,019	(4,091)	177,037
Pretax Income	12,197	21	8,627	6,503	27,348

Net Income	$8,274	$13	$5,608	$4,512	$18,407

Total Assets	$2,308,807	$120,942	$371,845	$68,973	$2,870,567

Year ended December 31, 2006

	Wealth	Group	Individual
	Management	Protection	Protection	Corporate	Totals
Total Revenues	$97,296	$39,833	$8,226	$5,334	$150,689
Total Expenditures	86,956	35,356	7,662	(2,928)	127,046
Pretax Income	10,340	4,477	564	8,262	23,643

Net Income	$7,803	$2,910	$366	$5,154	$16,233

Total Assets	$2,357,623	$80,969	$123,752	$139,340	$2,701,684

Year ended December 31, 2005

	Wealth	Group	Individual
	Management	Protection	Protection	Corporate	Totals
Total Revenues	$101,854	$32,604	$1,366	$179	$136,003
Total Expenditures	94,084	32,333	1,899	(32)	128,284
Pretax Income (Loss)	7,770	271	(533)	211	7,719

Net Income (Loss)	$5,475	$176	$(347)	$137	$5,441

Total Assets	$2,649,575	$55,319	$10,575	$1,069	$2,716,538

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

15. SEGMENT INFORMATION (continued)

As described earlier, effective January 1, 2006, the Company adopted a new capital allocation methodology for measurement of segment operating results to be more closely aligned with rating agency standards.  The following provides a summary of the amounts allocated from the Corporate Segment to the other segments related to the allocation of income on capital for the years presented (in 000’s):

Year ended December 31, 2007

	Wealth	Group	Individual
	Management	Protection	Protection	Corporate	Totals
Pretax income (loss)	$2,903	$648	$3,708	$(7,259)	$-

Year ended December 31, 2006

Pretax income (loss)	$4,401	$775	$814	$(5,990)	$-

Year ended December 31, 2005

Pretax income (loss)	$12,379	$362	$-	$(12,741)	$-

16. REGULATORY FINANCIAL INFORMATION

The Company is required to file quarterly and annual statements with the New York State Insurance Department prepared on a statutory accounting basis prescribed or permitted by the State of New York.  For the years ended December 31, 2007, 2006 and 2005, there were no permitted practices followed.  Statutory net income and capital stock and surplus differ from net income and stockholder’s equity reported in accordance with GAAP for stock life insurance companies primarily because, under statutory basis accounting, policy acquisition costs are expensed when incurred, reserves are based on different assumptions, investments are valued differently, and income tax expense reflects only taxes paid or currently payable.

The Company’s statutory capital and surplus, and net (loss) income were as follows (in 000’s):

	Unaudited for the Years ended December 31,
	2007	2006	2005

Statutory capital and surplus	$ 206,952	$ 132,693	$ 180,009
Statutory net loss	(25,380)	(51,183)	(11,841)

17. DIVIDEND RESTRICTIONS

The Company’s ability to pay dividends is subject to certain statutory restrictions.  The State of New York has enacted laws governing the payment of dividends to stockholders by domestic insurers.  New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Insurance where the aggregate amount of such dividends in any calendar year does not exceed the lesser of: (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  The Company is permitted to pay dividends up to a maximum of $20.7 million in 2008 without prior approval from the New York Superintendent of Insurance.  No dividends were paid by the Company during 2007, 2006 or 2005.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

18. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

The components of accumulated other comprehensive (loss) income as of December 31, were as follows (in 000’s):

	2007	2006	2005
Unrealized (losses) gains on available-for-sale securities	$(29,880)	$2,976	$(1,785)
Changes in reserves due to unrealized (losses) gains on available-for-sale securities	(592)	(452)	(3)
Changes in DAC due to unrealized (losses) gains on available-for-sale securities	11,780	(537)	823
Tax effect and other	6,768	(555)	477

Accumulated other comprehensive (loss) income	$(11,924)	$1,432	$(488)

19. COMMITMENTS AND CONTINGENCIES

Regulatory and Industry Developments

Under the insurance guaranty fund laws of New York, insurers licensed to do business in the State of New York can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants.  The insurance guaranty laws of New York provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s insolvency and further provide annual limits on such assessments.  Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

Litigation, Income Taxes and Other Matters

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction (the “DRD”) on separate account assets held in connection with variable annuity contracts.  Revenue Ruling 2006-61 suspended Revenue Ruling 2007-54, issued on August 16, 2007, that purported to change accepted industry and IRS interpretations of the statutes governing computational questions impacting the DRD.  New DRD regulations that the IRS proposes for issuance on this matter will be subject to public comment, at which time the insurance industry and other interested parties will have the opportunity to raise comments and questions about the content, scope, and application of new regulations.  The timing, substance, and effective date of the new regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company ultimately receives.  For the year ended December 31, 2007, the Company recorded a benefit of $438 thousand related to the separate account DRD.

The Company is not aware of any contingent liabilities arising from litigation or other matters that could have a material effect upon the financial condition, results of operations or cash flows of the Company.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

19. COMMITMENTS AND CONTINGENCIES (Continued)

Indemnities

In the normal course of business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements and service agreements.  The Company has also agreed to indemnify its directors and certain of its officers and employees in accordance with the Company’s by-laws.  The Company believes any potential liability under these agreements is neither probable nor estimatable.  Therefore, the Company has not recorded any associated liability.

Lease Commitments

The Company leases various facilities and equipment under non-cancelable operating leases with terms of up to 10 years.  As of December 31, 2007, minimum future lease payments under such leases were as follows (in 000’s):

2008	$ 283
2009	283
2010	44
Total	$ 610

Total rental expense for the years ended December 31, 2007, 2006 and 2005 was $1.5 million, $0.8 million and $1.0 million, respectively.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
Sun Life Insurance and Annuity Company of New York
Wellesley Hills, Massachusetts

We have audited the accompanying consolidated balance sheets of Sun Life Insurance and Annuity Company of New York and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2007.  These financial statements are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Insurance and Annuity Company of New York and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2007, the Company adopted the provisions of the Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No.109”.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts
April 18, 2008

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Assets and Liabilities - December 31, 2007

Assets:
Investment in	Shares	Cost	Value
Arnhold and S. Bleichroeder Advisers, Inc.
First Eagle Overseas Variable Fund Sub-Account (SGI)	133,563	$3,975,068	$3,948,122
Columbia Funds Variable Insurance Trust
Columbia Marsico 21st Century Portfolio Sub-Account (NMT)	2,678	32,229	39,209
Columbia Marsico 21st Century Fund Class B Sub-Account (MCC)	288,227	4,056,310	4,213,882
Columbia Marsico Growth Fund Class B Sub-Account (CMG)	21,725	470,841	483,170
Columbia Marsico Growth Portfolio Sub-Account (NNG)	1,594	29,181	35,504
Columbia Marsico International Opportunities Portfolio Sub-Account (NMI)	31,959	796,975	806,324
Fidelity Variable Insurance Products Funds
VIP Balanced Svc 2 Sub-Account (FVB)	10,981	172,843	171,859
VIP Freedom 2010 Portfolio Sub-Account (F10)	120,501	1,407,634	1,436,371
VIP Freedom 2015 Portfolio Sub-Account (F15)	173,085	2,049,851	2,122,022
VIP Freedom 2020 Portfolio Sub-Account (F20)	151,525	1,891,502	1,909,217
VIP Mid Cap Svc 2 Sub-Account (FVM)	239,066	8,320,488	8,517,929
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund Sub-Account (FMS)	265,985	5,396,161	5,370,241
Templeton Developing Markets Securities Fund Sub-Account (TDM)	284,914	4,255,166	4,558,626
Templeton Growth Securities Fund Class 2 Sub-Account (FTG)	164,785	2,588,624	2,544,281
Templeton Foreign Securities Fund Sub-Account (FTI)	1,994,051	33,672,433	40,379,528
Franklin Income Securities Class 2 Sub-Account (ISC)	124,614	2,214,956	2,157,064
Franklin Value Securities Fund Sub-Account (FVS)	136,676	2,498,228	2,337,163
Franklin Strategic Income Securities Class 2 Sub-Account (SIC)	8,848	109,385	111,479
Lord Abbett Series Fund, Inc.
All Value Portfolio Sub-Account (LAV)	228,111	3,814,792	3,841,385
Growth & Income Portfolio Sub-Account (LA1)	1,426,519	40,958,945	39,814,143
Growth Opportunities Portfolio Sub-Account (LA9)	357,281	5,204,228	5,837,976
Mid Cap Value Portfolio Sub-Account (LA2)	396,605	8,579,852	7,495,837
MFS/Sun Life Series Trust
Bond S Class Sub-Account (MF7)	64,963	733,188	702,249
Bond Series Sub-Account (BDS)	162,028	1,836,741	1,764,485
Capital Appreciation S Class Sub-Account (MFD)	9,611	170,318	216,634
Capital Appreciation Series Sub-Account (CAS)	570,020	10,375,605	12,962,250
Capital Opportunities S Class Sub-Account (CO1) (j)	-	-	-
Capital Opportunities Series Sub-Account (COS) (j)	-	-	-
Emerging Growth S Class Sub-Account (MFF)	44,002	714,713	968,486
Emerging Growth Series Sub-Account (EGS)	313,179	5,056,512	7,005,815
Emerging Markets Equity S Class Sub-Account (EM1)	30,068	680,827	777,561
Emerging Markets Equity Series Sub-Account (EME)	79,343	1,727,522	2,074,036
Global Governments S Class Sub-Account (GG1)	2,780	28,713	31,418
Global Governments Series Sub-Account (GGS)	74,944	837,865	854,357
Global Growth S Class Sub-Account (GG2)	7,024	90,884	122,365
Global Growth Series Sub-Account (GGR)	305,286	3,375,642	5,354,713
Global Total Return S Class Sub-Account (GT2)	18,938	293,483	330,653
Global Total Return Series Sub-Account (GTR)	245,855	3,877,574	4,324,585
Government Securities S Class Sub-Account (MFK)	1,498,977	18,830,068	19,201,897
Government Securities Series Sub-Account (GSS)	392,473	5,049,799	5,058,983
High Yield S Class Sub-Account (MFC)	973,173	6,532,937	6,325,629
High Yield Series Sub-Account (HYS)	680,718	4,566,745	4,465,507
International Growth S Class Sub-Account (IG1)	13,864	231,182	243,040
International Growth Series Sub-Account (IGS)	115,351	1,623,946	2,033,632
International Investors Trust S Class Sub-Account (MI1)	680,026	12,778,010	12,600,875
International Investors Trust Series Sub-Account (MII)	178,038	2,911,960	3,325,758
Massachusetts Investors Growth Stock S Class Sub-Account (M1B)	167,031	1,804,555	1,935,894
Massachusetts Investors Growth Stock Series Sub-Account (MIS)	324,169	2,892,725	3,789,533
Massachusetts Investors Trust S Class Sub-Account (MFL)	605,701	19,025,562	21,338,839

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Assets and Liabilities - December 31, 2007 - continued

MFS/Sun Life Series Trust - continued	Shares	Cost	Value
Massachusetts Investors Trust Series Sub-Account (MIT)	558,190	$15,599,371	$19,821,321
Mid Cap Growth S Class Sub-Account (MC1)	59,413	316,990	393,908
Mid Cap Value S Class Sub-Account (MCV)	48,078	532,561	535,584
Money Market S Class Sub-Account (MM1)	14,041,708	14,041,708	14,041,708
Money Market Series Sub-Account (MMS)	5,497,847	5,497,847	5,497,847
New Discovery S Class Sub-Account (M1A)	629,443	9,347,669	10,052,210
New Discovery Series Sub-Account (NWD)	85,932	1,181,805	1,395,540
Research S Class Sub-Account (RE1)	11,282	202,153	235,679
Research Series Sub-Account (RES)	462,921	7,532,030	9,739,851
Research Growth and Income S Class Sub-Account (RG1)	19,808	328,603	325,240
Research Growth and Income Series Sub-Account (RGS)	222,471	3,679,049	3,675,223
Research International S Class Sub-Account (RI1)	561,344	10,241,828	11,058,472
Research International Series Sub-Account (RIS)	86,678	1,432,538	1,726,617
Strategic Growth S Class Sub-Account (SG1) (j)	-	-	-
Strategic Growth Series Sub-Account (SGS) (j)	-	-	-
Strategic Income S Class Sub-Account (SI1)	17,717	183,662	183,014
Strategic Income Series Sub-Account (SIS)	152,079	1,637,459	1,581,623
Strategic Value S Class Sub-Account (SVS)	10,303	103,282	97,779
Total Return S Class Sub-Account (MFJ)	4,112,598	78,001,444	79,496,513
Total Return Series Sub-Account (TRS)	1,454,883	25,625,691	28,370,223
Utilities S Class Sub-Account (MFE)	105,145	2,518,594	3,079,694
Utilities Series Sub-Account (UTS)	363,142	5,848,967	10,719,966
Value S Class Sub-Account (MV1)	130,965	2,117,278	2,443,804
Value Series Sub-Account (MVS)	310,247	4,484,778	5,826,443
Oppenheimer Variable Account Funds
Balanced VA Fund Sub-Account (OBV)	4,701	78,136	76,539
Capital Appreciation Fund Sub-Account (OCA)	43,836	1,707,862	2,050,644
Global Securities Fund Sub-Account (OGG)	104,595	3,675,994	3,793,678
Main Street Fund Sub-Account (OMG)	2,204,863	51,167,519	55,959,424
Main Street Small Cap Fund Sub-Account (OMS)	42,381	746,317	764,125
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio Sub-Account (PMB)	48,866	669,339	668,003
Low Duration Portfolio Sub-Account (PLD)	6,374,496	64,374,829	65,657,309
Real Return Portfolio Sub-Account (PRR)	237,167	2,913,994	2,981,191
Total Return Portfolio Sub-Account (PTR)	1,421,480	14,454,070	14,911,321
VIT All Asset Portfolio Sub-Account (PRA)	15,337	181,569	179,752
VIT Commodity Real Return Strategy Portfolio Sub-Account (PCR)	40,738	500,111	543,857
Sun Capital Advisers Trust
All Cap S Class Sub-Account (SSA)	20,888	251,651	230,398
Davis Venture Value S Class Sub-Account (SVV)	67,304	931,518	916,005
FI Large Cap Growth Fund Sub-Account (LGF)	9,169	96,220	97,470
Investment Grade Bond S Class Sub-Account (IGB)	168,944	1,623,325	1,613,411
Oppenheimer Main Street Small Cap S Class Sub-Account (VSC)	482,467	7,002,890	6,199,697
Real Estate Fund S Class Sub-Account (SRE)	611,122	14,000,375	12,014,659
Real Estate Fund Sub-Account (SC3)	28,742	523,477	524,245
Sun Capital Money Market S Class Sub-Account (CMM)	26,876	26,876	26,876
Van Kampen Life Insurance Trust
LIT Comstock II Sub-Account (VLC)	54,272	784,074	748,948
Wanger Advisors Trust
Wanger Select Sub-Account (WTF)	992	22,902	27,860
		$594,731,123	$636,224,197
Liability:
Payable to Sponsor			(669,910
Net Assets Applicable to Contract Participants			$635,554,287

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Assets and Liabilities - December 31, 2007 - continued

Net Assets Applicable to Contract Participants:	Applicable to Owners of		Reserve for
	Deferred Variable Annuity Contracts		Variable
	Units	Value	Annuities	Total
Consolidated Regatta Contracts:

Arnhold and S. Bleichroeder Advisers, Inc.
SGI	370,783	$ 3,948,122	$ -	$ 3,948,122
Columbia Funds Variable Insurance Trust
NMT	2,531	39,209	-	39,209
MCC	347,006	4,213,882	-	4,213,882
CMG	41,020	483,170	-	483,170
NNG	2,702	35,504	-	35,504
NMI	62,102	806,324	-	806,324
Fidelity Variable Insurance Products Funds
FVB	16,023	171,859	-	171,859
F10	122,087	1,436,371	-	1,436,371
F15	174,861	2,122,022	-	2,122,022
F20	154,288	1,909,217	-	1,909,217
FVM	729,385	8,517,929	-	8,517,929
Franklin Templeton Variable Insurance Products Trust
FMS	324,291	5,370,241	-	5,370,241
TDM	255,210	4,558,626	-	4,558,626
FTG	127,030	2,544,281	-	2,544,281
FTI	1,973,683	40,379,528	-	40,379,528
ISC	211,989	2,157,064	-	2,157,064
FVS	131,552	2,337,163	-	2,337,163
SIC	10,791	111,479	-	111,479
Lord Abbett Series Fund, Inc.
LAV	261,718	3,841,385	-	3,841,385
LA1	2,576,966	39,814,143	-	39,814,143
LA9	403,002	5,837,976	-	5,837,976
LA2	449,323	7,495,837	-	7,495,837
MFS/Sun Life Series Trust
MF7	60,348	702,249	-	702,249
BDS	119,260	1,763,282	-	1,763,282
MFD	18,362	216,634	-	216,634
CAS	715,773	12,830,827	47,719	12,878,546
CO1 (j)	-	-	-	-
COS (j)	-	-	-	-
MFF	60,959	968,486	-	968,486
EGS	360,581	6,945,792	50,951	6,996,743
EM1	37,711	777,561	-	777,561
EME	70,432	2,006,304	67,134	2,073,438
GG1	2,138	31,418	-	31,418
GGS	48,239	853,868	-	853,868
GG2	6,553	122,365	-	122,365
GGR	194,119	5,247,738	98,142	5,345,880
GT2	18,720	330,653	-	330,653
GTR	171,467	4,198,699	117,337	4,316,036
MFK	1,756,262	19,201,897	-	19,201,897
GSS	295,903	4,986,835	63,575	5,050,410
MFC	493,122	6,325,629	-	6,325,629
HYS	261,413	4,447,795	15,115	4,462,910

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Assets and Liabilities - December 31, 2007 - continued

	Applicable to Owners of		Reserve for
	Deferred Variable Annuity Contracts		Variable
	Units	Value	Annuities	Total
MFS/Sun Life Series Trust - continued
IG1	14,989	$ 243,040	$ -	$ 243,040
IGS	90,396	1,932,280	101,687	2,033,967
MI1	1,146,536	12,600,875	-	12,600,875
MII	114,390	3,264,298	56,516	3,320,814
M1B	140,983	1,935,894	-	1,935,894
MIS	377,508	3,649,899	126,145	3,776,044
MFL	1,433,097	21,338,839	-	21,338,839
MIT	903,166	19,307,694	313,086	19,620,780
MC1	27,234	393,908	-	393,908
MCV	31,942	535,584	-	535,584
MM1	1,348,108	14,041,708	-	14,041,708
MMS	414,830	5,437,252	11,801	5,449,053
M1A	707,841	10,052,210	-	10,052,210
NWD	84,135	1,355,536	36,139	1,391,675
RE1	14,849	235,679	-	235,679
RES	494,719	9,701,144	39,575	9,740,719
RG1	28,269	325,240	-	325,240
RGS	213,003	3,662,057	14,409	3,676,466
RI1	481,311	11,058,472	-	11,058,472
RIS	78,858	1,726,617	-	1,726,617
SG1 (j)	-	-	-	-
SGS (j)	-	-	-	-
SI1	14,084	183,014	-	183,014
SIS	111,144	1,581,623	-	1,581,623
SVS	6,894	97,779	-	97,779
MFJ	5,914,285	79,496,513	-	79,496,513
TRS	1,149,982	27,846,954	266,205	28,113,159
MFE	107,110	3,079,694	-	3,079,694
UTS	232,835	10,588,619	114,293	10,702,912
MV1	142,427	2,443,804	-	2,443,804
MVS	313,960	5,823,456	-	5,823,456
Oppenheimer Variable Account Funds
OBV	7,452	76,539	-	76,539
OCA	135,243	2,050,644	-	2,050,644
OGG	229,578	3,793,678	-	3,793,678
OMG	3,831,297	55,959,424	-	55,959,424
OMS	45,278	764,125	-	764,125
PIMCO Variable Insurance Trust
PMB	33,841	668,003	-	668,003
PLD	6,118,770	65,657,309	-	65,657,309
PRR	250,112	2,981,191	-	2,981,191
PTR	1,294,934	14,911,321	-	14,911,321
PRA	16,043	179,752	-	179,752
PCR	45,755	543,857	-	543,857
Sun Capital Advisers Trust
SSA	19,544	230,398	-	230,398
SVV	86,687	916,005	-	916,005
LGF	9,399	97,470	-	97,470
IGB	148,438	1,613,411	-	1,613,411

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Assets and Liabilities - December 31, 2007 - continued

	Applicable to Owners of		Reserve for
	Deferred Variable Annuity Contracts		Variable
	Units	Value	Annuities	Total
Sun Capital Advisers Trust - continued
VSC	632,134	$ 6,199,697	$ -	$ 6,199,697
SRE	781,295	12,014,659	-	12,014,659
SC3	23,761	524,245	-	524,245
CMM	2,537	26,876	-	26,876
Van Kampen Life Insurance Trust
VLC	75,897	748,948	-	748,948
Wanger Advisors Trust
WTF	1,918	27,860	-	27,860
Net Assets		$ 634,014,458	$ 1,539,829	$635,554,287

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2007

	SGI	NMT	MCC	CMG
	Sub-Account (k)	Sub-Account	Sub-Account (k)	Sub-Account (k)
Income and Expenses:
Dividend income	$-	$205	$4,723	$-
Mortality and expense risk charges	(21,206)	(677)	(26,216)	(2,408)
Distribution and administrative expense charges	(2,545)	(81)	(3,146)	(289)
Net investment income (loss)	$(23,751)	$(553)	$(24,639)	$(2,697)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$656	$1,054	$23,287	$2,278
Realized gain distributions	-	2,053	82,224	-
Net realized gains (losses)	$656	$3,107	$105,511	$2,278

Net unrealized appreciation (depreciation) on investments:
End of year	$(26,946)	$6,980	$157,572	$12,329
Beginning of year	-	3,044	-	-
Change in unrealized appreciation (depreciation)	$(26,946)	$3,936	$157,572	$12,329

Realized and unrealized gains (losses)	$(26,290)	$7,043	$263,083	$14,607
Increase (Decrease) in net assets from operations	$(50,041)	$6,490	$238,444	$11,910

	NNG	NMI	FVB	F10
	Sub-Account	Sub-Account	Sub-Account (k)	Sub-Account
Income and Expenses:
Dividend income	$28	$436	$2,340	$32,052
Mortality and expense risk charges	(612)	(3,980)	(254)	(22,634)
Distribution and administrative expense charges	(73)	(478)	(31)	(2,716)
Net investment income (loss)	$(657)	$(4,022)	$2,055	$6,702

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$878	$37,297	$(6)	$4,535
Realized gain distributions	-	15,846	-	32,254
Net realized gains (losses)	$878	$53,143	$(6)	$36,789

Net unrealized appreciation (depreciation) on investments:
End of year	$6,323	$9,349	$(984)	$28,737
Beginning of year	1,204	3,952	-	(1,278)
Change in unrealized appreciation (depreciation)	$5,119	$5,397	$(984)	$30,015

Realized and unrealized gains (losses)	$5,997	$58,540	$(990)	$66,804
Increase (Decrease) in net assets from operations	$5,340	$54,518	$1,065	$73,506

(k) For the period March  5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2007 - continued

	F15	F20	FVM	FMS
	Sub-Account	Sub-Account	Sub-Account (k)	Sub-Account
Income and Expenses:
Dividend income	$53,335	$35,918	$18,906	$51,848
Mortality and expense risk charges	(25,932)	(15,317)	(51,986)	(58,324)
Distribution and administrative expense charges	(3,112)	(1,838)	(6,238)	(6,999)
Net investment income (loss)	$24,291	$18,763	$(39,318)	$(13,475)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$11,407	$14,257	$33,183	$61,204
Realized gain distributions	56,747	47,492	-	126,941
Net realized gains (losses)	$68,154	$61,749	$33,183	$188,145

Net unrealized appreciation (depreciation) on investments:
End of year	$72,171	$17,715	$197,441	$(25,920)
Beginning of year	64,137	30,180	-	173,226
Change in unrealized appreciation (depreciation)	$8,034	$(12,465)	$197,441	$(199,146)

Realized and unrealized gains (losses)	$76,188	$49,284	$230,624	$(11,001)
Increase (Decrease) in net assets from operations	$100,479	$68,047	$191,306	$(24,476)

	TDM	FTG	FTI	ISC
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (k)
Income and Expenses:
Dividend income	$41,204	$29,241	$780,034	$25,242
Mortality and expense risk charges	(32,466)	(31,902)	(608,813)	(12,651)
Distribution and administrative expense charges	(3,896)	(3,828)	(73,058)	(1,518)
Net investment income (loss)	$4,842	$(6,489)	$98,163	$11,073

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$63,824	$41,552	$1,949,496	$(770)
Realized gain distributions	134,581	93,299	1,779,160	4,681
Net realized gains (losses)	$198,405	$134,851	$3,728,656	$3,911

Net unrealized appreciation (depreciation) on investments:
End of year	$303,460	$(44,343)	$6,707,095	$(57,892)
Beginning of year	40,067	88,046	5,526,519	-
Change in unrealized appreciation (depreciation)	$263,393	$(132,389)	$1,180,576	$(57,892)

Realized and unrealized gains (losses)	$461,798	$2,462	$4,909,232	$(53,981)
Increase (Decrease) in net assets from operations	$466,640	$(4,027)	$5,007,395	$(42,908)

(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2007 - continued

	FVS	SIC	LAV	LA1
	Sub-Account	Sub-Account (k)	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$13,031	$62	$19,166	$490,882
Mortality and expense risk charges	(32,671)	(543)	(48,412)	(488,552)
Distribution and administrative expense charges	(3,920)	(65)	(5,809)	(58,626)
Net investment income (loss)	$(23,560)	$(546)	$(35,055)	$(56,296)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$55,391	$(19)	$40,700	$325,097
Realized gain distributions	134,006	4	143,473	2,706,945
Net realized gains (losses)	$189,397	$(15)	$184,173	$3,032,042

Net unrealized appreciation (depreciation) on investments:
End of year	$(161,065)	$2,094	$26,593	$(1,144,802)
Beginning of year	114,121	-	53,370	1,535,538
Change in unrealized appreciation (depreciation)	$(275,186)	$2,094	$(26,777)	$(2,680,340)

Realized and unrealized gains (losses)	$(85,789)	$2,079	$157,396	$351,702
Increase (Decrease) in net assets from operations	$(109,349)	$1,533	$122,341	$295,406

	LA9	LA2	MF7	BDS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$33,584	$35,935	$115,806
Mortality and expense risk charges	(88,693)	(103,231)	(10,161)	(23,591)
Distribution and administrative expense charges	(10,643)	(12,388)	(1,219)	(2,831)
Net investment income (loss)	$(99,336)	$(82,035)	$24,555	$89,384

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$247,995	$95,556	$(14,858)	$(61,759)
Realized gain distributions	483,153	987,261	-	-
Net realized gains (losses)	$731,148	$1,082,817	$(14,858)	$(61,759)

Net unrealized appreciation (depreciation) on investments:
End of year	$633,748	$(1,084,015)	$(30,939)	$(72,256)
Beginning of year	255,931	92,682	(30,206)	(82,576)
Change in unrealized appreciation (depreciation)	$377,817	$(1,176,697)	$(733)	$10,320

Realized and unrealized gains (losses)	$1,108,965	$(93,880)	$(15,591)	$(51,439)
Increase (Decrease) in net assets from operations	$1,009,629	$(175,915)	$8,964	$37,945

(k) For the period March  5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2007 - continued

	MFD	CAS	CO1	COS
	Sub-Account	Sub-Account	Sub-Account (j)	Sub-Account (j)
Income and Expenses:
Dividend income	$-	$27,036	$436	$14,046
Mortality and expense risk charges	(2,988)	(170,154)	(890)	(12,555)
Distribution and administrative expense charges	(359)	(20,419)	(107)	(1,507)
Net investment income (loss)	$(3,347)	$(163,537)	$(561)	$(16)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$2,109	$(28,867)	$23,565	$579,303
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$2,109	$(28,867)	$23,565	$579,303

Net unrealized appreciation (depreciation) on investments:
End of year	$46,316	$2,586,645	$-	$-
Beginning of year	26,495	1,131,931	12,249	377,095
Change in unrealized appreciation (depreciation)	$19,821	$1,454,714	$(12,249)	$(377,095)

Realized and unrealized gains (losses)	$21,930	$1,425,847	$11,316	$202,208
Increase (Decrease) in net assets from operations	$18,583	$1,262,310	$10,755	$202,192

	MFF	EGS	EM1	EME
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$-	$14,667	$34,129
Mortality and expense risk charges	(11,594)	(90,769)	(11,718)	(21,427)
Distribution and administrative expense charges	(1,391)	(10,892)	(1,406)	(2,571)
Net investment income (loss)	$(12,985)	$(101,661)	$1,543	$10,131

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$15,657	$(12,582)	$48,625	$93,731
Realized gain distributions	-	-	154,236	328,222
Net realized gains (losses)	$15,657	$(12,582)	$202,861	$421,953

Net unrealized appreciation (depreciation) on investments:
End of year	$253,773	$1,949,303	$96,734	$346,514
Beginning of year	102,527	530,770	74,442	279,796
Change in unrealized appreciation (depreciation)	$151,246	$1,418,533	$22,292	$66,718

Realized and unrealized gains (losses)	$166,903	$1,405,951	$225,153	$488,671
Increase (Decrease) in net assets from operations	$153,918	$1,304,290	$226,696	$498,802

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2007 - continued

	GG1	GGS	GG2	GGR
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$511	$20,883	$1,440	$99,169
Mortality and expense risk charges	(430)	(12,049)	(1,580)	(71,099)
Distribution and administrative expense charges	(52)	(1,446)	(190)	(8,532)
Net investment income (loss)	$29	$7,388	$(330)	$19,538

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$18	$(13,287)	$2,038	$570,122
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$18	$(13,287)	$2,038	$570,122

Net unrealized appreciation (depreciation) on investments:
End of year	$2,705	$16,492	$31,481	$1,979,071
Beginning of year	761	(51,237)	23,006	1,921,398
Change in unrealized appreciation (depreciation)	$1,944	$67,729	$8,475	$57,673

Realized and unrealized gains (losses)	$1,962	$54,442	$10,513	$627,795
Increase (Decrease) in net assets from operations	$1,991	$61,830	$10,183	$647,333

	GT2	GTR	MFK	GSS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$6,777	$101,376	$827,495	$266,239
Mortality and expense risk charges	(4,544)	(56,335)	(275,211)	(64,596)
Distribution and administrative expense charges	(545)	(6,760)	(33,025)	(7,752)
Net investment income (loss)	$1,688	$38,281	$519,259	$193,891

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$7,600	$208,972	$(110,697)	$(162,698)
Realized gain distributions	30,909	416,234	-	-
Net realized gains (losses)	$38,509	$625,206	$(110,697)	$(162,698)

Net unrealized appreciation (depreciation) on investments:
End of year	$37,170	$447,011	$371,829	$9,184
Beginning of year	54,419	778,142	(128,184)	(244,667)
Change in unrealized appreciation (depreciation)	$(17,249)	$(331,131)	$500,013	$253,851

Realized and unrealized gains (losses)	$21,260	$294,075	$389,316	$91,153
Increase (Decrease) in net assets from operations	$22,948	$332,356	$908,575	$285,044
See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2007 - continued

	MFC	HYS	IG1	IGS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$349,312	$365,787	$1,762	$28,084
Mortality and expense risk charges	(81,266)	(60,856)	(2,291)	(24,172)
Distribution and administrative expense charges	(9,752)	(7,303)	(275)	(2,901)
Net investment income (loss)	$258,294	$297,628	$(804)	$1,011

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(14,213)	$28,811	$16,775	$272,951
Realized gain distributions	-	-	22,141	296,082
Net realized gains (losses)	$(14,213)	$28,811	$38,916	$569,033

Net unrealized appreciation (depreciation) on investments:
End of year	$(207,308)	$(101,238)	$11,858	$409,686
Beginning of year	78,558	186,553	30,686	704,178
Change in unrealized appreciation (depreciation)	$(285,866)	$(287,791)	$(18,828)	$(294,492)

Realized and unrealized gains (losses)	$(300,079)	$(258,980)	$20,088	$274,541
Increase (Decrease) in net assets from operations	$(41,785)	$38,648	$19,284	$275,552

	MI1	MII	M1B	MIS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$38,504	$64,188	$1,375	$14,343
Mortality and expense risk charges	(82,125)	(47,938)	(23,672)	(47,828)
Distribution and administrative expense charges	(9,855)	(5,753)	(2,841)	(5,739)
Net investment income (loss)	$(53,476)	$10,497	$(25,138)	$(39,224)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(20,989)	$676,414	$150,156	$259,114
Realized gain distributions	299,365	478,261	-	-
Net realized gains (losses)	$278,376	$1,154,675	$150,156	$259,114

Net unrealized appreciation (depreciation) on investments:
End of year	$(177,135)	$413,798	$131,339	$896,808
Beginning of year	51,960	1,335,797	132,389	740,491
Change in unrealized appreciation (depreciation)	$(229,095)	$(921,999)	$(1,050)	$156,317

Realized and unrealized gains (losses)	$49,281	$232,676	$149,106	$415,431
Increase (Decrease) in net assets from operations	$(4,195)	$243,173	$123,968	$376,207

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2007 - continued

	MFL	MIT	MC1	MCV
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$203,263	$259,239	$-	$2,892
Mortality and expense risk charges	(318,941)	(271,436)	(6,828)	(9,595)
Distribution and administrative expense charges	(38,273)	(32,572)	(819)	(1,151)
Net investment income (loss)	$(153,951)	$(44,769)	$(7,647)	$(7,854)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$382,006	$362,635	$18,748	$12,411
Realized gain distributions	-	-	-	23,100
Net realized gains (losses)	$382,006	$362,635	$18,748	$35,511

Net unrealized appreciation (depreciation) on investments:
End of year	$2,313,277	$4,221,950	$76,918	$3,023
Beginning of year	1,786,290	3,484,988	55,035	28,822
Change in unrealized appreciation (depreciation)	$526,987	$736,962	$21,883	$(25,799)

Realized and unrealized gains (losses)	$908,993	$1,099,597	$40,631	$9,712
Increase (Decrease) in net assets from operations	$755,042	$1,054,828	$32,984	$1,858

	MM1	MMS	M1A	NWD
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$506,638	$252,741	$-	$-
Mortality and expense risk charges	(174,435)	(65,848)	(151,274)	(21,310)
Distribution and administrative expense charges	(20,932)	(7,902)	(18,153)	(2,557)
Net investment income (loss)	$311,271	$178,991	$(169,427)	$(23,867)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$-	$-	$218,123	$318,360
Realized gain distributions	-	-	261,970	47,205
Net realized gains (losses)	$-	$-	$480,093	$365,565

Net unrealized appreciation (depreciation) on investments:
End of year	$-	$-	$704,541	$213,735
Beginning of year	-	-	988,927	506,192
Change in unrealized appreciation (depreciation)	$-	$-	$(284,386)	$(292,457)

Realized and unrealized gains (losses)	$-	$-	$195,707	$73,108
Increase (Decrease) in net assets from operations	$311,271	$178,991	$26,280	$49,241

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2007 - continued

	RE1	RES	RG1	RGS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,068	$89,066	$96	$9,856
Mortality and expense risk charges	(3,075)	(132,077)	(2,233)	(37,201)
Distribution and administrative expense charges	(369)	(15,849)	(268)	(4,464)
Net investment income (loss)	$(2,376)	$(58,860)	$(2,405)	$(31,809)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$7,345	$171,568	$4,223	$484,211
Realized gain distributions	-	-	3,984	234,705
Net realized gains (losses)	$7,345	$171,568	$8,207	$718,916

Net unrealized appreciation (depreciation) on investments:
End of year	$33,526	$2,207,821	$(3,363)	$(3,826)
Beginning of year	19,070	1,130,933	5,851	555,138
Change in unrealized appreciation (depreciation)	$14,456	$1,076,888	$(9,214)	$(558,964)

Realized and unrealized gains (losses)	$21,801	$1,248,456	$(1,007)	$159,952
Increase (Decrease) in net assets from operations	$19,425	$1,189,596	$(3,412)	$128,143

	RI1	RIS	SG1	SGS
	Sub-Account	Sub-Account	Sub-Account (j)	Sub-Account (j)
Income and Expenses:
Dividend income	$92,075	$19,674	$-	$267
Mortality and expense risk charges	(152,907)	(22,110)	(7,565)	(1,289)
Distribution and administrative expense charges	(18,349)	(2,653)	(908)	(155)
Net investment income (loss)	$(79,181)	$(5,089)	$(8,473)	$(1,177)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$348,370	$227,343	$181,249	$54,840
Realized gain distributions	1,061,938	193,258	-	-
Net realized gains (losses)	$1,410,308	$420,601	$181,249	$54,840

Net unrealized appreciation (depreciation) on investments:
End of year	$816,644	$294,079	$-	$-
Beginning of year	1,148,532	516,701	111,488	35,473
Change in unrealized appreciation (depreciation)	$(331,888)	$(222,622)	$(111,488)	$(35,473)

Realized and unrealized gains (losses)	$1,078,420	$197,979	$69,761	$19,367
Increase (Decrease) in net assets from operations	$999,239	$192,890	$61,288	$18,190

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2007 - continued

	SI1	SIS	SVS	MFJ
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$10,454	$85,814	$1,620	$2,057,808
Mortality and expense risk charges	(2,859)	(20,499)	(1,632)	(1,171,321)
Distribution and administrative expense charges	(343)	(2,460)	(196)	(140,558)
Net investment income (loss)	$7,252	$62,855	$(208)	$745,929

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(127)	$(876)	$484	$642,681
Realized gain distributions	-	-	7,494	2,996,012
Net realized gains (losses)	$(127)	$(876)	$7,978	$3,638,693

Net unrealized appreciation (depreciation) on investments:
End of year	$(648)	$(55,836)	$(5,503)	$1,495,069
Beginning of year	3,558	(29,301)	6,490	4,261,196
Change in unrealized appreciation (depreciation)	$(4,206)	$(26,535)	$(11,993)	$(2,766,127)

Realized and unrealized gains (losses)	$(4,333)	$(27,411)	$(4,015)	$872,566
Increase (Decrease) in net assets from operations	$2,919	$35,444	$(4,223)	$1,618,495

	TRS	MFE	UTS	MV1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$935,062	$26,782	$150,982	$29,884
Mortality and expense risk charges	(384,787)	(36,668)	(137,223)	(35,142)
Distribution and administrative expense charges	(46,174)	(4,400)	(16,467)	(4,217)
Net investment income (loss)	$504,101	$(14,286)	$(2,708)	$(9,475)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$864,863	$312,870	$2,236,968	$96,342
Realized gain distributions	1,260,460	-	-	126,762
Net realized gains (losses)	$2,125,323	$312,870	$2,236,968	$223,104

Net unrealized appreciation (depreciation) on investments:
End of year	$2,744,532	$561,100	$4,870,999	$326,526
Beginning of year	4,374,817	329,252	4,491,912	424,288
Change in unrealized appreciation (depreciation)	$(1,630,285)	$231,848	$379,087	$(97,762)

Realized and unrealized gains (losses)	$495,038	$544,718	$2,616,055	$125,342
Increase (Decrease) in net assets from operations	$999,139	$530,432	$2,613,347	$115,867

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2007 - continued

	MVS	OBV	OCA	OGG
	Sub-Account	Sub-Account (k)	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$102,534	$-	$203	$32,637
Mortality and expense risk charges	(80,018)	(385)	(33,766)	(48,550)
Distribution and administrative expense charges	(9,602)	(46)	(4,052)	(5,826)
Net investment income (loss)	$12,914	$(431)	$(37,615)	$(21,739)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$625,109	$(1)	$166,523	$89,218
Realized gain distributions	372,434	-	-	136,490
Net realized gains (losses)	$997,543	$(1)	$166,523	$225,708

Net unrealized appreciation (depreciation) on investments:
End of year	$1,341,665	$(1,597)	$342,782	$117,684
Beginning of year	1,943,321	-	245,492	231,075
Change in unrealized appreciation (depreciation)	$(601,656)	$(1,597)	$97,290	$(113,391)

Realized and unrealized gains (losses)	$395,887	$(1,598)	$263,813	$112,317
Increase (Decrease) in net assets from operations	$408,801	$(2,029)	$226,198	$90,578

	OMG	OMS	PMB	PLD
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$361,614	$1,365	$34,985	$2,421,696
Mortality and expense risk charges	(744,812)	(12,272)	(9,669)	(781,698)
Distribution and administrative expense charges	(89,377)	(1,473)	(1,160)	(93,804)
Net investment income (loss)	$(472,575)	$(12,380)	$24,156	$1,546,194

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$979,065	$26,096	$1,900	$(66,931)
Realized gain distributions	-	29,535	13,204	-
Net realized gains (losses)	$979,065	$55,631	$15,104	$(66,931)

Net unrealized appreciation (depreciation) on investments:
End of year	$4,791,905	$17,808	$(1,336)	$1,282,480
Beginning of year	4,491,629	83,187	13,955	(244,928)
Change in unrealized appreciation (depreciation)	$300,276	$(65,379)	$(15,291)	$1,527,408

Realized and unrealized gains (losses)	$1,279,341	$(9,748)	$(187)	$1,460,477
Increase (Decrease) in net assets from operations	$806,766	$(22,128)	$23,969	$3,006,671

(k) For the period March  5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2007 - continued

	PRR	PTR	PRA	PCR
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$125,660	$403,752	$11,408	$20,254
Mortality and expense risk charges	(43,063)	(129,148)	(1,939)	(6,552)
Distribution and administrative expense charges	(5,168)	(15,498)	(233)	(786)
Net investment income (loss)	$77,429	$259,106	$9,236	$12,916

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(59,097)	$(27,375)	$122	$8,045
Realized gain distributions	6,947	-	-	-
Net realized gains (losses)	$(52,150)	$(27,375)	$122	$8,045

Net unrealized appreciation (depreciation) on investments:
End of year	$67,197	$457,251	$(1,817)	$43,746
Beginning of year	(134,516)	(59,896)	(1,148)	(23,220)
Change in unrealized appreciation (depreciation)	$201,713	$517,147	$(669)	$66,966

Realized and unrealized gains (losses)	$149,563	$489,772	$(547)	$75,011
Increase (Decrease) in net assets from operations	$226,992	$748,878	$8,689	$87,927

	SSA	SVV	LGF	IGB
	Sub-Account	Sub-Account (k)	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,453	$1,602	$-	$61,461
Mortality and expense risk charges	(3,421)	(4,826)	(2,409)	(18,848)
Distribution and administrative expense charges	(411)	(579)	(289)	(2,262)
Net investment income (loss)	$(2,379)	$(3,803)	$(2,698)	$40,351

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$1,250	$299	$(729)	$(2,155)
Realized gain distributions	14,941	-	248	-
Net realized gains (losses)	$16,191	$299	$(481)	$(2,155)

Net unrealized appreciation (depreciation) on investments:
End of year	$(21,253)	$(15,513)	$1,250	$(9,914)
Beginning of year	11,963	-	661	727
Change in unrealized appreciation (depreciation)	$(33,216)	$(15,513)	$589	$(10,641)

Realized and unrealized gains (losses)	$(17,025)	$(15,214)	$108	$(12,796)
Increase (Decrease) in net assets from operations	$(19,404)	$(19,017)	$(2,590)	$27,555

(k) For the period March  5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2007 - continued

	VSC	SRE	SC3	CMM
	Sub-Account (k)	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$126,363	$7,742	$1,500
Mortality and expense risk charges	(37,654)	(151,158)	(9,373)	(519)
Distribution and administrative expense charges	(4,519)	(18,139)	(1,125)	(62)
Net investment income (loss)	$(42,173)	$(42,934)	$(2,756)	$919

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(12,928)	$153,799	$35,859	$-
Realized gain distributions	454,742	1,259,920	64,471	-
Net realized gains (losses)	$441,814	$1,413,719	$100,330	$-

Net unrealized appreciation (depreciation) on investments:
End of year	$(803,193)	$(1,985,716)	$768	$-
Beginning of year	-	1,148,155	183,143	-
Change in unrealized appreciation (depreciation)	$(803,193)	$(3,133,871)	$(182,375)	$-

Realized and unrealized gains (losses)	$(361,379)	$(1,720,152)	$(82,045)	$-
Increase (Decrease) in net assets from operations	$(403,552)	$(1,763,086)	$(84,801)	$919

	VLC	WTF
	Sub-Account (k)	Sub-Account
Income and Expenses:
Dividend income	$-	$-
Mortality and expense risk charges	(3,217)	(462)
Distribution and administrative expense charges	(386)	(56)
Net investment income (loss)	$(3,603)	$(518)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$217	$939
Realized gain distributions	23	519
Net realized gains (losses)	$240	$1,458

Net unrealized appreciation (depreciation) on investments:
End of year	$(35,126)	$4,958
Beginning of year	-	3,845
Change in unrealized appreciation (depreciation)	$(35,126)	$1,113

Realized and unrealized gains (losses)	$(34,886)	$2,571
Increase (Decrease) in net assets from operations	$(38,489)	$2,053

(k) For the period March  5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets

	SGI		NMT		MCC		CMG		NNG
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007 (k)	2006	2007	2006	2007 (k)	2006	2007 (k)	2006	2007	2006
Operations:
Net investment income (loss)	$(23,751)	$-	$(553)	$(564)	$(24,639)	$-	$(2,697)	$-	$(657)	$(604)
Net realized gains (losses)	656	-	3,107	1,486	105,511	-	2,278	-	878	60
Net unrealized gains (losses)	(26,946)	-	3,936	3,044	157,572	-	12,329	-	5,119	1,204
Increase (Decrease) in net assets from
operations	$(50,041)	$-	$6,490	$3,966	$238,444	$-	$11,910	$-	$5,340	$660

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$3,069,257	$-	$-	$37,000	$3,599,987	$-	$404,949	$-	$-	$37,000
Net transfers between Sub-Accounts and			-
Fixed Account	952,259	-	-	-	408,773	-	75,463	-	-	-
Withdrawals, surrenders, annuitizations and
contract charges	(23,353)	-	(4,402)	(3,845)	(33,322)	-	(9,152)	-	(3,956)	(3,540)
Net accumulation activity	$3,998,163	$-	$(4,402)	$33,155	$3,975,438	$-	$471,260	$-	$(3,956)	$33,460

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$3,998,163	$-	$(4,402)	$33,155	$3,975,438	$-	$471,260	$-	$(3,956)	$33,460

Increase (Decrease) in net assets	$3,948,122	$-	$2,088	$37,121	$4,213,882	$-	$483,170	$-	$1,384	$34,120

Net Assets:
Beginning of year	$-	$-	$37,121	$-	$-	$-	$-	$-	$34,120	$-
End of year	$3,948,122	$-	$39,209	$37,121	$4,213,882	$-	$483,170	$-	$35,504	$34,120

Unit Transactions:
Beginning of year	-	-	2,805	-	-	-	-	-	2,995	-
Purchased	284,295	-	-	3,101	316,435	-	35,137	-	-	3,311
Transferred between Sub-Accounts and Fixed			-
Accumulation Account	88,655	-	-	-	35,771	-	6,631	-	-	-
Withdrawn, Surrendered, and Annuitized	(2,167)	-	(274)	(296)	(5,200)	-	(748)	-	(293)	(316)
End of year	370,783	-	2,531	2,805	347,006	-	41,020	-	2,702	2,995

(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	NMI		FVB		F10		F15		F20
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007 (k)	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(4,022)	$(525)	$2,055	$-	$6,702	$4,224	$24,291	$3,454	$18,763	$1,252
Net realized gains (losses)	53,143	1,359	(6)	-	36,789	4,929	68,154	10,457	61,749	5,401
Net unrealized gains (losses)	5,397	3,952	(984)	-	30,015	(1,278)	8,034	64,137	(12,465)	30,180
Increase (Decrease) in net assets from
operations	$54,518	$4,786	$1,065	$-	$73,506	$7,875	$100,479	$78,048	$68,047	$36,833

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$445,466	$37,000	$138,877	$-	$309,303	$121,759	$660,022	$761,300	$1,001,404	$282,979
Net transfers between Sub-Accounts and
Fixed Account	275,887	-	31,924	-	778,562	215,794	48,321	510,488	340,708	191,263
Withdrawals, surrenders, annuitizations and
contract charges	(7,534)	(3,799)	(7)	-	(70,329)	(99)	(31,083)	(5,553)	(10,116)	(1,901)
Net accumulation activity	$713,819	$33,201	$170,794	$-	$1,017,536	$337,454	$677,260	$1,266,235	$1,331,996	$472,341

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$713,819	$33,201	$170,794	$-	$1,017,536	$337,454	$677,260	$1,266,235	$1,331,996	$472,341

Increase (Decrease) in net assets	$768,337	$37,987	$171,859	$-	$1,091,042	$345,329	$777,739	$1,344,283	$1,400,043	$509,174

Net Assets:
Beginning of year	$37,987	$-	$-	$-	$345,329	$-	$1,344,283	$-	$509,174	$-
End of year	$806,324	$37,987	$171,859	$-	$1,436,371	$345,329	$2,122,022	$1,344,283	$1,909,217	$509,174

Unit Transactions:
Beginning of year	2,635	-	-	-	31,184	-	118,763	-	44,515	-
Purchased	37,941	2,912	13,019	-	27,250	11,367	54,870	71,074	82,569	26,604
Transferred between Sub-Accounts and Fixed
Accumulation Account	22,017	-	3,005	-	69,710	19,826	3,802	48,201	28,047	18,086
Withdrawn, Surrendered, and Annuitized	(491)	(277)	(1)	-	(6,057)	(9)	(2,574)	(512)	(843)	(175)
End of year	62,102	2,635	16,023	-	122,087	31,184	174,861	118,763	154,288	44,515
(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	FVM		FMS		TDM		FTG		FTI
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007 (k)	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(39,318)	$-	$(13,475)	$(7,017)	$4,842	$(2,555)	$(6,489)	$(2,734)	$98,163	$(113,517)
Net realized gains (losses)	33,183	-	188,145	50,743	198,405	53,145	134,851	19,981	3,728,656	482,053
Net unrealized gains (losses)	197,441	-	(199,146)	130,256	263,393	40,067	(132,389)	77,660	1,180,576	3,942,782
Increase (Decrease) in net assets from	-	-	-	-	-	-	-	-	-	-
operations	$191,306	$-	$(24,476)	$173,982	$466,640	$90,657	$(4,027)	$94,907	$5,007,395	$4,311,318

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$7,132,411	$-	$2,836,450	$868,081	$3,502,347	$206,113	$1,319,644	$503,933	$5,471,640	$13,459,852
Net transfers between Sub-Accounts and
Fixed Account	1,278,564	-	716,185	452,589	289,206	42,367	338,533	209,735	(2,284,817)	1,756,893
Withdrawals, surrenders, annuitizations and
contract charges	(84,352)	-	(87,728)	(77,379)	(37,735)	(969)	(69,028)	(10,073)	(1,617,632)	(797,092)
Net accumulation activity	$8,326,623	$-	$3,464,907	$1,243,291	$3,753,818	$247,511	$1,589,149	$703,595	$1,569,191	$14,419,653

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$8,326,623	$-	$3,464,907	$1,243,291	$3,753,818	$247,511	$1,589,149	$703,595	$1,569,191	$14,419,653

Increase (Decrease) in net assets	$8,517,929	$-	$3,440,431	$1,417,273	$4,220,458	$338,168	$1,585,122	$798,502	$6,576,586	$18,730,971

Net Assets:
Beginning of year	$-	$-	$1,929,810	$512,537	$338,168	$-	$959,159	$160,657	$33,802,942	$15,071,971
End of year	$8,517,929	$-	$5,370,241	$1,929,810	$4,558,626	$338,168	$2,544,281	$959,159	$40,379,528	$33,802,942

Unit Transactions:
Beginning of year	-	-	118,047	36,128	23,980	-	48,332	9,583	1,879,769	1,001,875
Purchased	631,517	-	170,312	57,206	218,390	16,428	64,908	27,808	295,064	824,309
Transferred between Sub-Accounts and Fixed
Accumulation Account	110,495	-	42,518	30,126	17,421	7,627	17,196	11,492	(112,165)	108,779
Withdrawn, Surrendered, and Annuitized	(12,627)	-	(6,586)	(5,413)	(4,581)	(75)	(3,406)	(551)	(88,985)	(55,194)
End of year	729,385	-	324,291	118,047	255,210	23,980	127,030	48,332	1,973,683	1,879,769

(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	ISC		FVS		SIC		LAV		LA1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007 (k)	2006	2007	2006	2007 (k)	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$11,073	$-	$(23,560)	$(10,148)	$(546)	$-	$(35,055)	$(7,054)	$(56,296)	$(8,093)
Net realized gains (losses)	3,911	-	189,397	52,254	(15)	-	184,173	98,213	3,032,042	880,746
Net unrealized gains (losses)	(57,892)	-	(275,186)	68,992	2,094	-	(26,777)	42,326	(2,680,340)	1,508,768
Increase (Decrease) in net assets from
operations	$(42,908)	$-	$(109,349)	$111,098	$1,533	$-	$122,341	$133,485	$295,406	$2,381,421

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$1,758,964	$-	$769,309	$803,615	$95,745	$-	$1,279,829	$1,289,645	$14,121,301	$8,348,592
Net transfers between Sub-Accounts and
Fixed Account	468,219	-	192,884	313,003	14,323	-	448,078	1,085,811	3,416,820	1,529,556
Withdrawals, surrenders, annuitizations and
contract charges	(27,211)	-	(73,469)	(42,971)	(122)	-	(117,747)	(500,099)	(1,247,040)	(630,659)
Net accumulation activity	$2,199,972	$-	$888,724	$1,073,647	$109,946	$-	$1,610,160	$1,875,357	$16,291,081	$9,247,489

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$2,199,972	$-	$888,724	$1,073,647	$109,946	$-	$1,610,160	$1,875,357	$16,291,081	$9,247,489

Increase (Decrease) in net assets	$2,157,064	$-	$779,375	$1,184,745	$111,479	$-	$1,732,501	$2,008,842	$16,586,487	$11,628,910

Net Assets:
Beginning of year	$-	$-	$1,557,788	$373,043	$-	$-	$2,108,884	$100,042	$23,227,656	$11,598,746
End of year	$2,157,064	$-	$2,337,163	$1,557,788	$111,479	$-	$3,841,385	$2,108,884	$39,814,143	$23,227,656

Unit Transactions:
Beginning of year	-	-	83,668	22,483	-	-	150,701	8,046	1,532,748	879,242
Purchased	169,189	-	41,536	44,894	9,410	-	88,868	96,893	911,682	592,746
Transferred between Sub-Accounts and Fixed
Accumulation Account	45,397	-	10,238	18,637	1,393	-	31,164	82,083	221,392	109,804
Withdrawn, Surrendered, and Annuitized	(2,597)	-	(3,890)	(2,346)	(12)	-	(9,015)	(36,321)	(88,856)	(49,044)
End of year	211,989	-	131,552	83,668	10,791	-	261,718	150,701	2,576,966	1,532,748

(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	LA9		LA2		MF7		BDS		MFD
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(99,336)	$(49,507)	$(82,035)	$(32,017)	$24,555	$24,014	$89,384	$104,223	$(3,347)	$(2,932)
Net realized gains (losses)	731,148	98,965	1,082,817	427,186	(14,858)	(3,732)	(61,759)	(37,128)	2,109	8,044
Net unrealized gains (losses)	377,817	145,240	(1,176,697)	29,622	(733)	(6,238)	10,320	12,308	19,821	5,421
Increase (Decrease) in net assets from	-	-	-	-	-	-	-	-	-	-
operations	$1,009,629	$194,698	$(175,915)	$424,791	$8,964	$14,044	$37,945	$79,403	$18,583	$10,533

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$1,259,165	$2,210,399	$1,850,862	$2,415,066	$167,860	$255	$16,311	$538	$437	$28
Net transfers between Sub-Accounts and
Fixed Account	(762,066)	426,392	778,285	468,114	49,724	14,248	98,320	140,939	(177)	1,627
Withdrawals, surrenders, annuitizations and
contract charges	(208,216)	(122,291)	(182,731)	(103,104)	(64,856)	(29,374)	(423,039)	(469,756)	(4,779)	(1,664)
Net accumulation activity	$288,883	$2,514,500	$2,446,416	$2,780,076	$152,728	$(14,871)	$(308,408)	$(328,279)	$(4,519)	$(9)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	(41)	(57)	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$(41)	$(57)	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$288,883	$2,514,500	$2,446,416	$2,780,076	$152,728	$(14,871)	$(308,449)	$(328,336)	$(4,519)	$(9)

Increase (Decrease) in net assets	$1,298,512	$2,709,198	$2,270,501	$3,204,867	$161,692	$(827)	$(270,504)	$(248,933)	$14,064	$10,524

Net Assets:
Beginning of year	$4,539,464	$1,830,266	$5,225,336	$2,020,469	$540,557	$541,384	$2,033,786	$2,282,719	$202,570	$192,046
End of year	$5,837,976	$4,539,464	$7,495,837	$5,225,336	$702,249	$540,557	$1,763,282	$2,033,786	$216,634	$202,570

Unit Transactions:
Beginning of year	373,528	159,566	310,865	133,865	46,224	47,319	140,433	163,530	18,751	18,561
Purchased	98,805	188,658	104,220	153,074	15,247	21	1,128	33	37	-
Transferred between Sub-Accounts and Fixed
Accumulation Account	(52,919)	36,822	45,296	30,541	4,327	1,367	5,979	10,062	(4)	358
Withdrawn, Surrendered, and Annuitized	(16,412)	(11,518)	(11,058)	(6,615)	(5,450)	(2,483)	(28,280)	(33,192)	(422)	(168)
End of year	403,002	373,528	449,323	310,865	60,348	46,224	119,260	140,433	18,362	18,751

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	CAS		CO1		COS		MFF		EGS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	June 25,	December 31,	June 25,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007 (j)	2006	2007 (j)	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(163,537)	$(197,909)	$(561)	$(1,025)	$(16)	$(19,990)	$(12,985)	$(7,234)	$(101,661)	$(117,060)
Net realized gains (losses)	(28,867)	(907,657)	23,565	301	579,303	(9,935)	15,657	17,407	(12,582)	(1,489,575)
Net unrealized gains (losses)	1,454,714	1,837,928	(12,249)	10,330	(377,095)	303,631	151,246	62,023	1,418,533	2,112,251
Increase (Decrease) in net assets from
operations	$1,262,310	$732,362	$10,755	$9,606	$202,192	$273,706	$153,918	$72,196	$1,304,290	$505,616

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$94,583	$28,009	$18,295	$14,999	$508	$1,162	$15,856	$462,750	$32,455	$17,890
Net transfers between Sub-Accounts and
Fixed Account	(518,350)	(558,294)	(123,219)	27,679	(2,118,848)	(115,130)	(1,201)	15,801	(453,690)	(409,858)
Withdrawals, surrenders, annuitizations and
contract charges	(2,865,671)	(4,425,357)	(2,914)	(46)	(291,753)	(399,395)	(3,037)	(10,780)	(1,559,451)	(1,703,318)
Net accumulation activity	$(3,289,438)	$(4,955,642)	$(107,838)	$42,632	$(2,410,093)	$(513,363)	$11,618	$467,771	$(1,980,686)	$(2,095,286)

Annuitization Activity:
Annuitizations	$17,780	$4,346	$-	$-	$-	$-	$-	$-	$-	$5,039
Annuity payments and contract charges	(9,846)	(6,876)	-	-	-	-	-	-	(10,527)	(9,091)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(8,773)	(4,961)	-	-	-	-	-	-	(2,074)	(1,209)
Net annuitization activity	$(839)	$(7,491)	$-	$-	$-	$-	$-	$-	$(12,601)	$(5,261)
Increase (Decrease) in net assets from contract
owner transactions	$(3,290,277)	$(4,963,133)	$(107,838)	$42,632	$(2,410,093)	$(513,363)	$11,618	$467,771	$(1,993,287)	$(2,100,547)

Increase (Decrease) in net assets	$(2,027,967)	$(4,230,771)	$(97,083)	$52,238	$(2,207,901)	$(239,657)	$165,536	$539,967	$(688,997)	$(1,594,931)

Net Assets:
Beginning of year	$14,906,513	$19,137,284	$97,083	$44,845	$2,207,901	$2,447,558	$802,950	$262,983	$7,685,740	$9,280,671
End of year	$12,878,546	$14,906,513	$-	$97,083	$-	$2,207,901	$968,486	$802,950	$6,996,743	$7,685,740

Unit Transactions:
Beginning of year	909,349	1,225,268	6,910	3,422	147,248	184,033	60,203	21,068	473,820	610,176
Purchased	5,561	1,707	1,233	1,197	31	97	1,092	38,510	1,824	1,156
Transferred between Sub-Accounts and Fixed
Accumulation Account	(31,935)	(38,261)	(7,973)	2,295	(128,477)	(8,355)	(116)	1,351	(26,200)	(26,481)
Withdrawn, Surrendered, and Annuitized	(167,202)	(279,365)	(170)	(4)	(18,802)	(28,527)	(220)	(726)	(88,863)	(111,031)
End of year	715,773	909,349	-	6,910	-	147,248	60,959	60,203	360,581	473,820

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	EM1		EME		GG1		GGS		GG2
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$1,543	$(4,560)	$10,131	$(3,264)	$29	$(222)	$7,388	$(15,511)	$(330)	$(1,213)
Net realized gains (losses)	202,861	130,694	421,953	414,180	18	(763)	(13,287)	(18,700)	2,038	1,978
Net unrealized gains (losses)	22,292	12,735	66,718	(45,153)	1,944	1,668	67,729	73,080	8,475	11,053
Increase (Decrease) in net assets from
operations	$226,696	$138,869	$498,802	$365,763	$1,991	$683	$61,830	$38,869	$10,183	$11,818

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$78,479	$191,061	$55,618	$7,085	$-	$(1)	$67,169	$2,962	$306	$3,600
Net transfers between Sub-Accounts and
Fixed Account	(128,253)	233,647	188,124	(137,527)	-	2,861	(17,003)	(25,689)	16,389	17,081
Withdrawals, surrenders, annuitizations and
contract charges	(29,015)	(75,291)	(246,232)	(104,603)	(3)	(1)	(324,068)	(233,788)	(27)	(24)
Net accumulation activity	$(78,789)	$349,417	$(2,490)	$(235,045)	$(3)	$22,859	$(273,902)	$(256,515)	$16,668	$20,657

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	(3,065)	(2,405)	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	(778)	(470)	-	-	(39)	(21)	-	-
Net annuitization activity	$-	$-	$(3,843)	$(2,875)	$-	$-	$(39)	$(21)	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$(78,789)	$349,417	$(6,333)	$(237,920)	$(3)	$22,859	$(273,941)	$(256,536)	$16,668	$20,657

Increase (Decrease) in net assets	$147,907	$488,286	$492,469	$127,843	$1,988	$23,542	$(212,111)	$(217,667)	$26,851	$32,475

Net Assets:
Beginning of year	$629,654	$141,368	$1,580,969	$1,453,126	$29,430	$5,888	$1,065,979	$1,283,646	$95,514	$63,039
End of year	$777,561	$629,654	$2,073,438	$1,580,969	$31,418	$29,430	$853,868	$1,065,979	$122,365	$95,514

Unit Transactions:
Beginning of year	38,560	6,181	71,767	84,999	2,138	441	64,809	81,491	5,621	4,395
Purchased	5,365	14,996	2,291	386	-	-	3,762	171	17	227
Transferred between Sub-Accounts and Fixed
Accumulation Account	(4,698)	20,664	6,416	(8,014)	-	1,697	(1,131)	(1,804)	916	1,001
Withdrawn, Surrendered, and Annuitized	(1,516)	(3,281)	(10,042)	(5,604)	-	-	(19,201)	(15,049)	(1)	(2)
End of year	37,711	38,560	70,432	71,767	2,138	2,138	48,239	64,809	6,553	5,621
See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	GGR		GT2		GTR		MFK		GSS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$19,538	$(50,253)	$1,688	$(2,479)	$38,281	$(20,423)	$519,259	$304,708	$193,891	$238,994
Net realized gains (losses)	570,122	341,269	38,509	30,732	625,206	539,393	(110,697)	(81,923)	(162,698)	(176,568)
Net unrealized gains (losses)	57,673	615,885	(17,249)	15,499	(331,131)	155,099	500,013	28,402	253,851	63,100
Increase (Decrease) in net assets from
operations	$647,333	$906,901	$22,948	$43,752	$332,356	$674,069	$908,575	$251,187	$285,044	$125,526

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$9,401	$20,549	$-	$-	$767	$675	$1,881,185	$5,115,430	$100,352	$1,021
Net transfers between Sub-Accounts and
Fixed Account	(23,652)	171,135	132	15,628	114,242	116,812	1,479,728	1,740,061	210,946	(181,596)
Withdrawals, surrenders, annuitizations
and contract charges	(1,419,702)	(1,424,751)	(36,145)	(13,658)	(795,477)	(896,387)	(859,747)	(557,578)	(1,166,190)	(1,607,735)
Net accumulation activity	$(1,433,953)	$(1,233,067)	$(36,013)	$1,970	$(680,468)	$(778,900)	$2,501,166	$6,297,913	$(854,892)	$(1,788,310)

Annuitization Activity:
Annuitizations	$-	$1,368	$-	$-	$-	$3,874	$-	$-	$-	$-
Annuity payments and contract charges	(7,907)	(7,046)	-	-	(15,028)	(13,449)	-	-	(6,510)	(6,514)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(1,762)	(1,946)	-	-	(2,075)	(2,296)	-	-	(852)	(679)
Net annuitization activity	$(9,669)	$(7,624)	$-	$-	$(17,103)	$(11,871)	$-	$-	$(7,362)	$(7,193)
Increase (Decrease) in net assets from
contract owner transactions	$(1,443,622)	$(1,240,691)	$(36,013)	$1,970	$(697,571)	$(790,771)	$2,501,166	$6,297,913	$(862,254)	$(1,795,503)

Increase (Decrease) in net assets	$(796,289)	$(333,790)	$(13,065)	$45,722	$(365,215)	$(116,702)	$3,409,741	$6,549,100	$(577,210)	$(1,669,977)

Net Assets:
Beginning of year	$6,142,169	$6,475,959	$343,718	$297,996	$4,681,251	$4,797,953	$15,792,156	$9,243,056	$5,627,620	$7,297,597
End of year	$5,345,880	$6,142,169	$330,653	$343,718	$4,316,036	$4,681,251	$19,201,897	$15,792,156	$5,050,410	$5,627,620

Unit Transactions:
Beginning of year	249,630	304,648	20,819	20,792	199,822	237,423	1,517,021	899,358	348,231	462,759
Purchased	409	833	-	-	34	32	182,968	505,623	5,939	68
Transferred between Sub-Accounts and
Fixed Accumulation Account	(1,141)	7,178	8	914	4,439	4,816	140,871	170,618	5,881	(11,817)
Withdrawn, Surrendered, and Annuitized	(54,779)	(63,029)	(2,107)	(887)	(32,828)	(42,449)	(84,598)	(58,578)	(64,148)	(102,779)
End of year	194,119	249,630	18,720	20,819	171,467	199,822	1,756,262	1,517,021	295,903	348,231

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	MFC		HYS		IG1		IGS		MI1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$258,294	$182,086	$297,628	$405,700	$(804)	$(1,222)	$1,011	$(12,817)	$(53,476)	$(1,478)
Net realized gains (losses)	(14,213)	(22,685)	28,811	70,026	38,916	11,104	569,033	273,233	278,376	29,392
Net unrealized gains (losses)	(285,866)	119,736	(287,791)	9,233	(18,828)	13,416	(294,492)	165,992	(229,095)	18,963
Increase (Decrease) in net assets from
operations	$(41,785)	$279,137	$38,648	$484,959	$19,284	$23,298	$275,552	$426,408	$(4,195)	$46,877

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$1,715,607	$1,360,315	$25,477	$57,012	$91,038	$15	$803	$325	$10,952,992	$15
Net transfers between Sub-Accounts
and Fixed Account	564,164	426,622	14,838	63,453	(5,823)	64,311	123,772	317,981	1,521,515	112,897
Withdrawals, surrenders, annuitizations
and contract charges	(297,504)	(148,357)	(1,030,097)	(1,574,918)	(6,974)	(3,924)	(518,217)	(350,882)	(139,759)	(8,594)
Net accumulation activity	$1,982,267	$1,638,580	$(989,782)	$(1,454,453)	$78,241	$60,402	$(393,642)	$(32,576)	$12,334,748	$104,318

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	(1,276)	(1,226)	-	-	(5,529)	(4,654)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	(59)	(268)	-	-	(897)	(576)	-	-
Net annuitization activity	$-	$-	$(1,335)	$(1,494)	$-	$-	$(6,426)	$(5,230)	$-	$-
Increase (Decrease) in net assets from
contract owner transactions	$1,982,267	$1,638,580	$(991,117)	$(1,455,947)	$78,241	$60,402	$(400,068)	$(37,806)	$12,334,748	$104,318

Increase (Decrease) in net assets	$1,940,482	$1,917,717	$(952,469)	$(970,988)	$97,525	$83,700	$(124,516)	$388,602	$12,330,553	$151,195

Net Assets:
Beginning of year	$4,385,147	$2,467,430	$5,415,379	$6,386,367	$145,515	$61,815	$2,158,483	$1,769,881	$270,322	$119,127
End of year	$6,325,629	$4,385,147	$4,462,910	$5,415,379	$243,040	$145,515	$2,033,967	$2,158,483	$12,600,875	$270,322

Unit Transactions:
Beginning of year	339,595	203,374	319,944	410,540	7,161	3,758	111,077	113,047	11,832	6,616
Purchased	134,865	114,253	1,553	3,314	7,723	-	37	10	1,013,316	-
Transferred between Sub-Accounts and
Fixed Accumulation Account	43,566	35,904	223	3,498	516	3,623	5,780	19,560	142,359	5,639
Withdrawn, Surrendered, and Annuitized	(24,904)	(13,936)	(60,307)	(97,408)	(411)	(220)	(26,498)	(21,540)	(20,971)	(423)
End of year	493,122	339,595	261,413	319,944	14,989	7,161	90,396	111,077	1,146,536	11,832

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	MII		M1B		MIS		MFL		MIT
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$10,497	$(6,816)	$(25,138)	$(13,443)	$(39,224)	$(55,058)	$(153,951)	$(131,517)	$(44,769)	$(135,691)
Net realized gains (losses)	1,154,675	583,221	150,156	18,370	259,114	(57,933)	382,006	108,469	362,635	(806,574)
Net unrealized gains (losses)	(921,999)	344,163	(1,050)	40,096	156,317	352,414	526,987	1,399,733	736,962	3,687,926
Increase (Decrease) in net assets from
operations	$243,173	$920,568	$123,968	$45,023	$376,207	$239,423	$755,042	$1,376,685	$1,054,828	$2,745,661

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$379	$(22)	$153,580	$49,885	$91,126	$9,218	$2,905,492	$7,755,327	$130,680	$160,053
Net transfers between Sub-Accounts and
Fixed Account	(55,370)	287,046	896,103	48,271	35,277	(140,501)	1,173,758	1,531,639	(1,052,676)	(270,465)
Withdrawals, surrenders, annuitizations and
contract charges	(1,063,379)	(329,635)	(108,921)	(16,942)	(729,969)	(754,365)	(797,844)	(371,245)	(4,391,369)	(5,532,397)
Net accumulation activity	$(1,118,370)	$(42,611)	$940,762	$81,214	$(603,566)	$(885,648)	$3,281,406	$8,915,721	$(5,313,365)	$(5,642,809)

Annuitization Activity:
Annuitizations	$-	$2,444	$-	$-	$18,316	$-	$-	$-	$24,587	$1,613
Annuity payments and contract charges	(12,599)	(10,942)	-	-	(16,140)	(10,610)	-	-	(48,740)	(42,163)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(962)	(1,796)	-	-	(1,953)	(1,586)	-	-	(9,567)	(60,356)
Net annuitization activity	$(13,561)	$(10,294)	$-	$-	$223	$(12,196)	$-	$-	$(33,720)	$(100,906)

Increase (Decrease) in net assets from contract
owner transactions	$(1,131,931)	$(52,905)	$940,762	$81,214	$(603,343)	$(897,844)	$3,281,406	$8,915,721	$(5,347,085)	$(5,743,715)

Increase (Decrease) in net assets	$(888,758)	$867,663	$1,064,730	$126,237	$(227,136)	$(658,421)	$4,036,448	$10,292,406	$(4,292,257)	$(2,998,054)

Net Assets:
Beginning of year	$4,209,572	$3,341,909	$871,164	$744,927	$4,003,180	$4,661,601	$17,302,391	$7,009,985	$23,913,037	$26,911,091
End of year	$3,320,814	$4,209,572	$1,935,894	$871,164	$3,776,044	$4,003,180	$21,338,839	$17,302,391	$19,620,780	$23,913,037

Unit Transactions:
Beginning of year	153,740	155,225	70,637	64,029	449,020	555,446	1,209,614	544,820	1,155,740	1,453,559
Purchased	14	-	11,781	4,173	3,702	1,097	200,482	580,457	5,770	8,987
Transferred between Sub-Accounts and Fixed
Accumulation Account	(2,051)	11,785	66,493	3,888	2,843	(17,121	78,967	116,017	(50,758)	(16,982)
Withdrawn, Surrendered, and Annuitized	(37,313)	(13,270)	(7,928)	(1,453)	(78,057)	(90,402)	(55,966)	(31,680)	(207,586)	(289,824)
End of year	114,390	153,740	140,983	70,637	377,508	449,020	1,433,097	1,209,614	903,166	1,155,740

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	MC1		MCV		MM1		MMS		M1A
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(7,647)	$(7,195)	$(7,854)	$(9,749)	$311,271	$205,178	$178,991	$169,454	$(169,427)	$(99,554)
Net realized gains (losses)	18,748	9,635	35,511	73,362	-	-	-	-	480,093	259,291
Net unrealized gains (losses)	21,883	1,155	(25,799)	(15,846)	-	-	-	-	(284,386)	599,748
Increase (Decrease) in net assets from operations	$32,984	$3,595	$1,858	$47,767	$311,271	$205,178	$178,991	$169,454	$26,280	$759,485

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$2,051	$10,797	$1,690	$14,393	$2,979,434	$4,176,178	$158,942	$13,077	$1,290,945	$3,499,300
Net transfers between Sub-Accounts and
Fixed Account	(27,086)	19,408	(19,727)	90,862	2,251,203	725,988	2,664,973	2,320,024	704,882	495,331
Withdrawals, surrenders, annuitizations and
contract charges	(24,842)	(15,452)	(29,693)	(21,837)	(1,094,901)	(1,545,547)	(2,175,025)	(3,491,557)	(393,445)	(196,746)
Net accumulation activity	$(49,877)	$14,753	$(47,730)	$83,418	$4,135,736	$3,356,619	$648,890	$(1,158,456)	$1,602,382	$3,797,885

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	(23,706)	(23,619)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	(2,564)	(2,640)	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$(26,270)	$(26,259)	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$(49,877)	$14,753	$(47,730)	$83,418	$4,135,736	$3,356,619	$622,620	$(1,184,715)	$1,602,382	$3,797,885

Increase (Decrease) in net assets	$(16,893)	$18,348	$(45,872)	$131,185	$4,447,007	$3,561,797	$801,611	$(1,015,261)	$1,628,662	$4,557,370

Net Assets:
Beginning of year	$410,801	$392,453	$581,456	$450,271	$9,594,701	$6,032,904	$4,647,442	$5,662,703	$8,423,548	$3,866,178
End of year	$393,908	$410,801	$535,584	$581,456	$14,041,708	$9,594,701	$5,449,053	$4,647,442	$10,052,210	$8,423,548

Unit Transactions:
Beginning of year	30,485	28,801	34,580	28,705	947,627	612,159	364,429	455,219	598,957	308,542
Purchased	186	775	107	892	293,502	420,947	12,112	1,086	87,212	261,590
Transferred between Sub-Accounts and Fixed
Accumulation Account	(1,853)	1,956	(1,078)	6,370	217,509	70,768	192,303	142,740	49,337	45,604
Withdrawn, Surrendered, and Annuitized	(1,584)	(1,047)	(1,667)	(1,387)	(110,530)	(156,247)	(154,014)	(234,616)	(27,665)	(16,779)
End of year	27,234	30,485	31,942	34,580	1,348,108	947,627	414,830	364,429	707,841	598,957
See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	NWD		RE1		RES		RG1		RGS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(23,867)	$(26,551)	$(2,376)	$(1,737)	$(58,860)	$(86,644)	$(2,405)	$(366)	$(31,809)	$(16,818)
Net realized gains (losses)	365,565	56,044	7,345	18,960	171,568	(1,398,993)	8,207	7,839	718,916	90,008
Net unrealized gains (losses)	(292,457)	187,489	14,456	(7,877)	1,076,888	2,497,134	(9,214)	(5,932)	(558,964)	165,314
Increase (Decrease) in net assets from
operations	$49,241	$216,982	$19,425	$9,346	$1,189,596	$1,011,497	$(3,412)	$1,541	$128,143	$238,504

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$37,349	$4,323	$14,523	$39,074	$26,153	$19,651	$108,221	$-	$9,853	$49,012
Net transfers between Sub-Accounts and
Fixed Account	(132,310)	(1,134)	49,729	23,160	(470,463)	(393,775)	187,609	21,598	2,049,824	(34,840)
Withdrawals, surrenders, annuitizations and
contract charges	(566,409)	(213,818)	(6,870)	(40,181)	(2,180,144)	(2,772,840)	(748)	(30,867)	(560,579)	(708,627)
Net accumulation activity	$(661,370)	$(210,629)	$57,382	$22,053	$(2,624,454)	$(3,146,964)	$295,082	$(9,269)	$1,499,098	$(694,455)

Annuitization Activity:
Annuitizations	$-	$3,903	$-	$-	$23,858	$4,976	$-	$-	$-	$-
Annuity payments and contract charges	(2,229)	(1,659)	-	-	(4,668)	(1,189)	-	-	(1,191)	(1,063)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(520)	(749)	-	-	(54)	(43)	-	-	89	114
Net annuitization activity	$(2,749)	$1,495	$-	$-	$19,136	$3,744	$-	$-	$(1,102)	$(949)
Increase (Decrease) in net assets from contract
owner transactions	$(664,119)	$(209,134)	$57,382	$22,053	$(2,605,318)	$(3,143,220)	$295,082	$(9,269)	$1,497,996	$(695,404)

Increase (Decrease) in net assets	$(614,878)	$7,848	$76,807	$31,399	$(1,415,722)	$(2,131,723)	$291,670	$(7,728)	$1,626,139	$(456,900)

Net Assets:
Beginning of year	$2,006,553	$1,998,705	$158,872	$127,473	$11,156,441	$13,288,164	$33,570	$41,298	$2,050,327	$2,507,227
End of year	$1,391,675	$2,006,553	$235,679	$158,872	$9,740,719	$11,156,441	$325,240	$33,570	$3,676,466	$2,050,327

Unit Transactions:
Beginning of year	123,585	137,801	10,878	10,280	634,293	824,261	2,530	3,460	126,961	174,420
Purchased	2,329	287	980	2,653	1,358	1,216	9,741	-	548	3,399
Transferred between Sub-Accounts and Fixed
Accumulation Account	(8,210)	(439)	3,425	1,283	(25,028)	(24,213)	16,065	1,753	118,016	(2,739)
Withdrawn, Surrendered, and Annuitized	(33,569)	(14,064)	(434)	(3,338)	(115,904)	(166,971)	(67)	(2,683)	(32,522)	(48,119)
End of year	84,135	123,585	14,849	10,878	494,719	634,293	28,269	2,530	213,003	126,961

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	RI1		RIS		SG1		SGS		SI1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	June 25,	December 31,	June 25,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007 (j)	2006	2007 (j)	2006	2007	2006
Operations:
Net investment income (loss)	$(79,181)	$(44,079)	$(5,089)	$(2,826)	$(8,473)	$(17,157)	$(1,177)	$(3,672)	$7,252	$5,785
Net realized gains (losses)	1,410,308	482,353	420,601	323,060	181,249	44,437	54,840	12,056	(127)	1,814
Net unrealized gains (losses)	(331,888)	690,024	(222,622)	41,462	(111,488)	25,875	(35,473)	8,451	(4,206)	58
Increase (Decrease) in net assets from	-	-	-	-	-	-	-	-	-	-
operations	$999,239	$1,128,298	$192,890	$361,696	$61,288	$53,155	$18,190	$16,835	$2,919	$7,657

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$3,231,136	$3,255,064	$56,091	$2,083	$3,743	$19,849	$(57,934)	$450	$1,140	$-
Net transfers between Sub-Accounts and
Fixed Account	(226,002)	830,511	123,791	50,626	(976,299)	(153,943)	(227,313)	24,666	2,491	87,882
Withdrawals, surrenders, annuitizations and
contract charges	(324,918)	(658,206)	(355,350)	(233,507)	(27,162)	(55,778)	(32,157)	(52,923)	(29,523)	(39,869)
Net accumulation activity	$2,680,216	$3,427,369	$(175,468)	$(180,798)	$(999,718)	$(189,872)	$(317,404)	$(27,807)	$(25,892)	$48,013

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	(1,467)	(2,804)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	(218)	(626)	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$(1,685)	$(3,430)	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$2,680,216	$3,427,369	$(175,468)	$(180,798)	$(999,718)	$(189,872)	$(319,089)	$(31,237)	$(25,892)	$48,013

Increase (Decrease) in net assets	$3,679,455	$4,555,667	$17,422	$180,898	$(938,430)	$(136,717)	$(300,899)	$(14,402)	$(22,973)	$55,670

Net Assets:
Beginning of year	$7,379,017	$2,823,350	$1,709,195	$1,528,297	$938,430	$1,075,147	$300,899	$315,301	$205,987	$150,317
End of year	$11,058,472	$7,379,017	$1,726,617	$1,709,195	$-	$938,430	$-	$300,899	$183,014	$205,987

Unit Transactions:
Beginning of year	357,917	171,687	87,103	97,912	72,958	86,895	40,477	45,047	16,089	12,321
Purchased	149,051	172,483	2,719	124	328	1,606	-	73	88	-
Transferred between Sub-Accounts and Fixed
Accumulation Account	(9,619)	46,738	5,816	2,276	(71,259)	(11,177)	(35,414)	4,189	176	7,003
Withdrawn, Surrendered, and Annuitized	(16,038)	(32,991)	(16,780)	(13,209)	(2,027)	(4,366)	(5,063)	(8,832)	(2,269)	(3,235)
End of year	481,311	357,917	78,858	87,103	-	72,958	-	40,477	14,084	16,089

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	SIS		SVS		MFJ		TRS		MFE
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$62,855	$81,223	$(208)	$(1,231)	$745,929	$578,080	$504,101	$499,785	$(14,286)	$1,224
Net realized gains (losses)	(876)	17,247	7,978	7,467	3,638,693	2,897,130	2,125,323	1,644,200	312,870	35,898
Net unrealized gains (losses)	(26,535)	(11,664)	(11,993)	4,184	(2,766,127)	2,932,149	(1,630,285)	1,298,445	231,848	245,189
Increase (Decrease) in net assets from
operations	$35,444	$86,806	$(4,223)	$10,420	$1,618,495	$6,407,359	$999,139	$3,442,430	$530,432	$282,311

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$-	$-	$-	$-	$11,004,997	$11,092,712	$212,630	$101,612	$941,034	$668,145
Net transfers between Sub-Accounts and
Fixed Account	3,820	122,697	370	(22,638)	1,381,406	(1,188,552)	(97,970)	(55,760)	136,514	442,142
Withdrawals, surrenders, annuitizations and
contract charges	(178,029)	(173,964)	(2,091)	(1,601)	(5,826,784)	(3,017,616)	(5,991,449)	(6,941,875)	(300,124)	(42,336)
Net accumulation activity	$(174,209)	$(51,267)	$(1,721)	$(24,239)	$6,559,619	$6,886,544	$(5,876,789)	$(6,896,023)	$777,424	$1,067,951

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$86,192	$5,604	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	(166,883)	(143,336)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	(12,319)	(31,804)	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$(93,010)	$(169,536)	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$(174,209)	$(51,267)	$(1,721)	$(24,239)	$6,559,619	$6,886,544	$(5,969,799)	$(7,065,559)	$777,424	$1,067,951

Increase (Decrease) in net assets	$(138,765)	$35,539	$(5,944)	$(13,819)	$8,178,114	$13,293,903	$(4,970,660)	$(3,623,129)	$1,307,856	$1,350,262

Net Assets:
Beginning of year	$1,720,388	$1,684,849	$103,723	$117,542	$71,318,399	$58,024,496	$33,083,819	$36,706,948	$1,771,838	$421,576
End of year	$1,581,623	$1,720,388	$97,779	$103,723	$79,496,513	$71,318,399	$28,113,159	$33,083,819	$3,079,694	$1,771,838

Unit Transactions:
Beginning of year	123,374	127,158	7,004	8,755	5,424,954	4,829,607	1,393,409	1,702,854	76,249	23,573
Purchased	-	-	-	-	834,033	931,445	8,114	4,891	36,481	33,129
Transferred between Sub-Accounts and Fixed
Accumulation Account	(21)	9,165	32	(1,628)	98,189	(103,890)	(4,681)	(3,946)	6,191	21,640
Withdrawn, Surrendered, and Annuitized	(12,209)	(12,949)	(142)	(123)	(442,891)	(232,209)	(246,860)	(310,390)	(11,811)	(2,093)
End of year	111,144	123,374	6,894	7,004	5,914,285	5,424,953	1,149,982	1,393,409	107,110	76,249

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	UTS		MV1		MVS		OBV		OCA
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007 (k)	2006	2007	2006
Operations:
Net investment income (loss)	$(2,708)	$165,710	$(9,475)	$(8,876)	$12,914	$12,554	$(431)	$-	$(37,615)	$(28,545)
Net realized gains (losses)	2,236,968	762,270	223,104	117,143	997,543	652,800	(1)	-	166,523	50,018
Net unrealized gains (losses)	379,087	1,683,397	(97,762)	181,390	(601,656)	480,330	(1,597)	-	97,290	94,815
Increase (Decrease) in net assets from
operations	$2,613,347	$2,611,377	$115,867	$289,657	$408,801	$1,145,684	$(2,029)	$-	$226,198	$116,288

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$80,480	$49,109	$479,201	$262,282	$60,042	$2,427	$64,913	$-	$174,697	$370,404
Net transfers between Sub-Accounts and
Fixed Account	282,647	91,197	145,591	123,119	76,598	(239,439)	15,679	-	1,448	(8,534)
Withdrawals, surrenders, annuitizations and
contract charges	(2,681,771)	(2,174,942)	(261,063)	(147,096)	(1,348,299)	(1,024,829)	(2,024)	-	(294,743)	(88,137)
Net accumulation activity	$(2,318,644)	$(2,034,636)	$363,729	$238,305	$(1,211,659)	$(1,261,841)	$78,568	$-	$(118,598)	$273,733

Annuitization Activity:
Annuitizations	$-	$5,885	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(16,066)	(11,955)	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(4,280)	(3,771)	-	-	(219)	(480)	-	-	-	-
Net annuitization activity	$(20,346)	$(9,841)	$-	$-	$(219)	$(480)	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$(2,338,990)	$(2,044,477)	$363,729	$238,305	$(1,211,878)	$(1,262,321)	$78,568	$-	$(118,598)	$273,733

Increase (Decrease) in net assets	$274,357	$566,900	$479,596	$527,962	$(803,077)	$(116,637)	$76,539	$-	$107,600	$390,021

Net Assets:
Beginning of year	$10,428,555	$9,861,655	$1,964,208	$1,436,246	$6,626,533	$6,743,170	$-	$-	$1,943,044	$1,553,023
End of year	$10,702,912	$10,428,555	$2,443,804	$1,964,208	$5,823,456	$6,626,533	$76,539	$-	$2,050,644	$1,943,044

Unit Transactions:
Beginning of year	287,598	356,174	122,386	106,028	380,215	461,544	-	-	143,656	119,613
Purchased	2,198	1,850	27,251	18,411	3,331	160	6,156	-	12,535	30,006
Transferred between Sub-Accounts and Fixed
Accumulation Account	7,649	899	8,420	8,465	3,644	(16,408)	1,485	-	219	613
Withdrawn, Surrendered, and Annuitized	(64,610)	(71,325)	(15,630)	(10,518)	(73,230)	(65,081)	(189)	-	(21,167)	(6,576)
End of year	232,835	287,598	142,427	122,386	313,960	380,215	7,452	-	135,243	143,656

(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	OGG		OMG		OMS		PMB		PLD
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(21,739)	$(13,820)	$(472,575)	$(244,285)	$(12,380)	$(8,531)	$24,156	$15,226	$1,546,194	$671,695
Net realized gains (losses)	225,708	58,616	979,065	259,322	55,631	32,092	15,104	9,336	(66,931)	(54,684)
Net unrealized gains (losses)	(113,391)	176,986	300,276	3,392,244	(65,379)	45,352	(15,291)	8,536	1,527,408	16,624
Increase (Decrease) in net assets from
operations	$90,578	$221,782	$806,766	$3,407,281	$(22,128)	$68,913	$23,969	$33,098	$3,006,671	$633,635

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$848,690	$1,235,082	$15,404,926	$15,443,686	$30,804	$325,919	$108,562	$222,909	$22,942,195	$14,473,459
Net transfers between Sub-Accounts and
Fixed Account	653,865	461,141	3,667,855	3,059,489	17,987	129,460	17,662	87,510	4,767,447	5,690,870
Withdrawals, surrenders, annuitizations and
contract charges	(135,766)	(46,922)	(1,920,176)	(895,640)	(54,667)	(43,805)	(8,270)	(67,399)	(2,198,473)	(1,340,812)
Net accumulation activity	$1,366,789	$1,649,301	$17,152,605	$17,607,535	$(5,876)	$411,574	$117,954	$243,020	$25,511,169	$18,823,517

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$1,366,789	$1,649,301	$17,152,605	$17,607,535	$(5,876)	$411,574	$117,954	$243,020	$25,511,169	$18,823,517

Increase (Decrease) in net assets	$1,457,367	$1,871,083	$17,959,371	$21,014,816	$(28,004)	$480,487	$141,923	$276,118	$28,517,840	$19,457,152

Net Assets:
Beginning of year	$2,336,311	$465,228	$38,000,053	$16,985,237	$792,129	$311,642	$526,080	$249,962	$37,139,469	$17,682,317
End of year	$3,793,678	$2,336,311	$55,959,424	$38,000,053	$764,125	$792,129	$668,003	$526,080	$65,657,309	$37,139,469

Unit Transactions:
Beginning of year	147,390	34,077	2,671,731	1,349,644	45,827	18,961	27,761	13,934	3,653,967	1,778,199
Purchased	52,376	85,066	1,049,305	1,165,979	1,689	20,537	6,264	12,497	2,233,298	1,455,912
Transferred between Sub-Accounts and Fixed
Accumulation Account	39,122	31,454	251,823	232,915	1,061	8,997	947	4,866	464,006	565,569
Withdrawn, Surrendered, and Annuitized	(9,310)	(3,207)	(141,562)	(76,807)	(3,299)	(2,668)	(1,131)	(3,536)	(232,501)	(145,713)
End of year	229,578	147,390	3,831,297	2,671,731	45,278	45,827	33,841	27,761	6,118,770	3,653,967
See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	PRR		PTR		PRA		PCR		SSA
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$77,429	$57,512	$259,106	$80,980	$9,236	$2,358	$12,916	$8,945	$(2,379)	$348
Net realized gains (losses)	(52,150)	5,578	(27,375)	5,320	122	194	8,045	677	16,191	469
Net unrealized gains (losses)	201,713	(98,440)	517,147	(13,931)	(669)	(1,148)	66,966	(23,220)	(33,216)	13,231
Increase (Decrease) in net assets from
operations	$226,992	$(35,350)	$748,878	$72,369	$8,689	$1,404	$87,927	$(13,598)	$(19,404)	$14,048

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$578,275	$877,863	$9,360,626	$1,096,950	$54,858	$85,248	$130,603	$251,369	$55,403	$94,347
Net transfers between Sub-Accounts and
Fixed Account	193,436	(164,583)	1,644,082	623,634	29,148	2,040	(5,185)	115,886	80,526	452
Withdrawals, surrenders, annuitizations and
contract charges	(370,730)	(546,254)	(306,257)	(662,065)	(1,582)	(53)	(20,386)	(2,759)	(5,188)	(239)
Net accumulation activity	$400,981	$167,026	$10,698,451	$1,058,519	$82,424	$87,235	$105,032	$364,496	$130,741	$94,560

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$400,981	$167,026	$10,698,451	$1,058,519	$82,424	$87,235	$105,032	$364,496	$130,741	$94,560

Increase (Decrease) in net assets	$627,973	$131,676	$11,447,329	$1,130,888	$91,113	$88,639	$192,959	$350,898	$111,337	$108,608

Net Assets:
Beginning of year	$2,353,218	$2,221,542	$3,463,992	$2,333,104	$88,639	$-	$350,898	$-	$119,061	$10,453
End of year	$2,981,191	$2,353,218	$14,911,321	$3,463,992	$179,752	$88,639	$543,857	$350,898	$230,398	$119,061

Unit Transactions:
Beginning of year	214,328	201,615	318,132	217,983	8,418	-	35,770	-	9,318	966
Purchased	51,676	78,427	860,724	103,189	5,115	8,230	12,289	24,644	4,343	8,315
Transferred between Sub-Accounts and Fixed
Accumulation Account	17,473	(15,955)	150,382	59,104	2,653	193	(328)	11,403	6,286	57
Withdrawn, Surrendered, and Annuitized	(33,365)	(49,759)	(34,304)	(62,144)	(143)	(5)	(1,976)	(277)	(403)	(20)
End of year	250,112	214,328	1,294,934	318,132	16,043	8,418	45,755	35,770	19,544	9,318

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	SVV		LGF		IGB		VSC		SRE
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Period Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007 (k)	2006	2007	2006 (i)	2007	2006	2007 (k)	2006	2007	2006
Operations:
Net investment income (loss)	$(3,803)	$-	$(2,698)	$(59)	$40,351	$10,757	$(42,173)	$-	$(42,934)	$(13,683)
Net realized gains (losses)	299	-	(481)	2	(2,155)	2,435	441,814	-	1,413,719	480,230
Net unrealized gains (losses)	(15,513)	-	589	661	(10,641)	2,707	(803,193)	-	(3,133,871)	1,029,889
Increase (Decrease) in net assets from
Operations	$(19,017)	$-	$(2,590)	$604	$27,555	$15,899	$(403,552)	$-	$(1,763,086)	$1,496,436

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$610,295	$-	$382,985	$5,440	$1,121,123	$298,483	$5,328,172	$-	$4,182,803	$3,346,451
Net transfers between Sub-Accounts and
Fixed Account	336,740	-	(299,680)	13,255	(101,553)	254,994	1,330,556	-	2,560,212	(112,572)
Withdrawals, surrenders, annuitizations and
contract charges	(12,013)	-	(2,534)	(10)	(79,972)	(23,915)	(55,479)	-	(365,632)	(171,984)
Net accumulation activity	$935,022	$-	$80,771	$18,685	$939,598	$529,562	$6,603,249	$-	$6,377,383	$3,061,895

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$935,022	$-	$80,771	$18,685	$939,598	$529,562	$6,603,249	$-	$6,377,383	$3,061,895

Increase (Decrease) in net assets	$916,005	$-	$78,181	$19,289	$967,153	$545,461	$6,199,697	$-	$4,614,297	$4,558,331

Net Assets:
Beginning of year	$-	$-	$19,289	$-	$646,258	$100,797	$-	$-	$7,400,362	$2,842,031
End of year	$916,005	$-	$97,470	$19,289	$1,613,411	$646,258	$6,199,697	$-	$12,014,659	$7,400,362

Unit Transactions:
Beginning of year	-	-	1,957	-	60,421	9,809	-	-	410,253	214,281
Purchased	56,645	-	37,626	558	104,387	28,672	512,599	-	240,099	213,812
Transferred between Sub-Accounts and Fixed
Accumulation Account	31,147	-	(29,942)	1,400	(8,973)	24,235	130,168	-	154,308	(5,815)
Withdrawn, Surrendered, and Annuitized	(1,105)	-	(242)	(1)	(7,397)	(2,295)	(10,633)	-	(23,365)	(12,025)
End of year	86,687	-	9,399	1,957	148,438	60,421	632,134	-	781,295	410,253

(i)  For the period May  1, 2006 (commencement of operations) through December 31, 2006.
(k) For the period March  5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	SC3		CMM		VLC		WTF
	Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007 (k)	2006	2007	2006
Operations:
Net investment income (loss)	$(2,756)	$(1,597)	$919	$1,022	$(3,603)	$-	$(518)	$(363)
Net realized gains (losses)	100,330	94,390	-	-	240	-	1,458	1,291
Net unrealized gains (losses)	(182,375)	92,864	-	-	(35,126)	-	1,113	3,110
Increase (Decrease) in net assets from
operations	$(84,801)	$185,657	$919	$1,022	$(38,489)	$-	$2,053	$4,038

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$628	$8,877	$-	$22,913	$639,019	$-	$1	$5,743
Net transfers between Sub-Accounts and
Fixed Account	55,794	(175,236)	556	3,175	150,882	-	(1,131)	5
Withdrawals, surrenders, annuitizations and
contract charges	(35,012)	(21,196)	(18,848)	(1,758)	(2,464)	-	(393)	(327)
Net accumulation activity	$21,410	$(187,555)	$(18,292)	$24,330	$787,437	$-	$(1,523)	$5,421

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$21,410	$(187,555)	$(18,292)	$24,330	$787,437	$-	$(1,523)	$5,421

Increase (Decrease) in net assets	$(63,391)	$(1,898)	$(17,373)	$25,352	$748,948	$-	$530	$9,459

Net Assets:
Beginning of year	$587,636	$589,534	$44,249	$18,897	$-	$-	$27,330	$17,871
End of year	$524,245	$587,636	$26,876	$44,249	$748,948	$-	$27,860	$27,330

Unit Transactions:
Beginning of year	22,799	31,220	4,289	1,879	-	-	2,020	1,554
Purchased	25	406	-	2,269	61,428	-	-	484
Transferred between Sub-Accounts and Fixed
Accumulation Account	2,379	(7,878)	54	313	14,707	-	(76)	8
Withdrawn, Surrendered, and Annuitized	(1,442)	(949)	(1,806)	(172)	(238)	-	(26)	(26)
End of year	23,761	22,799	2,537	4,289	75,897	-	1,918	2,020

(k) For the period March  5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements

(1) Organization

Sun Life (N.Y.) Variable Account C (the ‘‘Variable Account’’), a separate account of Sun Life Insurance and Annuity Company of New York, the (‘‘Sponsor’’) (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on October 18, 1985 as a funding vehicle for the variable portion of Regatta NY contracts, Regatta Gold NY contracts, Regatta Extra NY contracts, Sun Life Financial Masters Flex NY contracts, Sun Life Financial Masters Extra NY contracts, Sun Life Financial Masters Access NY contracts, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY contracts (collectively, the “Contracts”) and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust existing in accordance with the regulations of the New York State Insurance Department.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain open-end mutual funds registered under the Investment Company Act of 1940, as amended. With respect to the Regatta NY contracts, Regatta Gold NY contracts, and Regatta Extra NY contracts, the funds include MFS/Sun Life Series Trust (the “Series Trust”).  With respect to the Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY contracts, Sun Life Financial Masters Access NY contracts, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY contracts, the funds include Columbia Funds Variable Insurance Trust , Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., the “Series Trust”, Oppenheimer Variable Account  Funds, PIMCO Variable Insurance Trust , Sun Capital Advisers Trust, Van Kampen Life Insurance Trust, and Wanger Advisor Trust (collectively with the Series Trust, the “Funds”).

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities along with the disclosure of contingent assets as well as liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in shares of the Funds are recorded at their net asset value. The Funds value their investment securities at market value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the first in, first out basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not currently subject to tax by the contract owner.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements — continued

(2) Significant Accounting Policies — continued

Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes –an interpretation of FASB Statement No. 109” (“FIN48”).  FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes”.  This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.  It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.  FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006.  The Sub-Accounts adopted FIN 48 on January 1, 2007.  The Sub-Accounts are not responsible for the payment or recording of income taxes and therefore the adoption of FIN 48 did not have an impact on the financial statements.

In September 2006, the FASB issued SFAS No. 157, “Fair Value Measurements” (“SFAS No. 157”), which defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements, but does not change existing guidance as to whether or not an instrument is carried at fair value.

SFAS No. 157 clarifies that fair value is an exit price, representing the amount that would be exchanged to sell an asset or transfer a liability in an orderly transaction between market participants.  The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (“Level 1, 2 and 3”).  Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.  Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.  Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability.  SFAS No. 157 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.  Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements.

The provisions of SFAS No. 157 are effective for fiscal years beginning after November 15, 2007, and are to be applied prospectively, except for changes in fair value measurements that result from the initial application of SFAS No. 157, which are to be recorded as an adjustment to opening retained earnings in the year of adoption.  Sponsor of the Sub-Accounts will adopt SFAS No. 157 effective January 1, 2008 and will apply the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value.  The adoption of SFAS No. 157 is not expected to have a material impact on the Sub-Account's financial position or results of operations.

(3) Contract Charges and Related Party Transactions

Charges for mortality and expense risks, the optional death benefit rider, and the Secured Returns Optional Living Benefit are based on the value of the Sub-Account and are deducted from the Variable Account at the end of each valuation period for the risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5

Regatta NY contracts	1.25%	-	-	-	-
Regatta Gold NY contracts	1.25%	-	-	-	-
Regatta Extra NY contracts	1.30%	1.45%	-	-	-
Sun Life Financial Masters Flex NY contracts	1.30%	1.50%	1.70%	1.90%	-
Sun Life Financial Masters Extra NY contracts	1.40%	1.60%	1.80%	2.00%	-
Sun Life Financial Masters Access NY contracts	1.35%	1.55%	1.75%	-	-
Sun Life Financial Masters Choice NY contracts	1.05%	1.25%	1.55%	1.65%	-
Sun Life Financial Masters Reward NY contracts	1.40%	1.60%	1.80%	2.00%	-
Sun Life Financial Masters Select NY contracts	1.05%	1.25%	1.55%	1.65%	-

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements — continued

(3) Contract Charges and Related Party Transactions — continued

Each year on the contract anniversary, an account administration fee (‘‘Account Fee’’) of $30 is deducted from each contract’s accumulation account. After the annuity commencement date the Account Fee is deducted pro rata from each variable annuity payment made during the year. In addition, a deduction is made from the Sub-Account at the end of each valuation period (during both the accumulation period and after annuity payments begin) at an effective annual rate of 0.15% of the daily net assets of the Sub-Account. These charges are paid to the Sponsor to reimburse it for administrative expenses which exceed the revenues received from the Account Fee.

A specific quarterly charge, equal to 0.125% of account value, is deducted on the last day of the Account Quarter, ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on the Issue Date.), if one of the following optional living benefit riders has been elected:  Secured Returns 2, Secured Returns for Life, or Secured Returns for Life Plus. These three optional living benefit riders are available on Sun Life Financial Masters Choice NY contracts, Sun Life Financial Masters Extra NY contracts, Sun Life Financial Masters Flex NY contracts, Sun Life Financial Masters Reward NY contracts, Sun Life Financial Masters Select NY contracts. A specific quarterly charge, equal to 0.1625% for Single Life Coverage, is deducted on the last day of the Account Quarter if the Income ON Demand optional living benefit rider has been elected or 0.0875% if Retirement Asset Protector optional living benefit rider has been elected. These two optional living benefit riders are available on Sun Life Financial Masters Choice NY contracts, Sun Life Financial Masters Extra NY contracts, Sun Life Financial Masters Flex NY contracts, Sun Life Financial Masters Reward NY contracts, Sun Life Financial Masters Select NY contracts.

Massachusetts Financial Services Company is the investment adviser to the Series Trust.  Sun Capital Advisers LLC is the investment adviser to Sun Capital Advisers Trust.  Both are affiliates of the Sponsor and charge management fees at an effective annual rate ranging from 0.60% to 1.56% and 1.00% to 1.35% of the Funds’ net assets, respectively.

The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, will be deducted to cover certain expenses relating to the sale of Regatta NY and Regatta Gold NY contracts; 8% for Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY and Sun Life Financial Masters Choice NY; and for 7% for Sun Life Financial Masters Reward NY and Sun Life Financial Masters Select NY.

For assuming the risk that surrender charges may be insufficient to compensate it for the costs of distributing the contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of  0.15% of the net assets attributable to Sun Life Financial Masters Extra NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY contracts and an effective annual rate of 0.20% of the net assets attributable to Sun Life Financial Masters Flex NY and Sun Life Financial Masters Access NY contracts.

For the year ended December 31, 2007, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the ‘‘Withdrawals, surrenders, annuitizations and contract charges’’ line of the Statement of Changes in Net Assets for each Sub-Account.

	Contract Charges	Surrender Charges
Arnhold and S. Bleichroeder Advisers, Inc.
First Eagle Overseas Variable Fund Sub-Account (SGI)	$22	$-
Columbia Funds Variable Insurance Trust
Columbia Marsico 21st Century Portfolio Sub-Account (NMT)	-	-
Columbia Marsico 21st Century Fund Class B Sub-Account (MCC)	7	462
Columbia Marsico Growth Fund Class B Sub-Account (CMG)	-	-
Columbia Marsico Growth Portfolio Sub-Account (NNG)	-	-
Columbia Marsico International Opportunities Portfolio Sub-Account (NMI)	-	-
Fidelity Variable Insurance Products Funds
VIP Balanced Svc 2 Sub-Account (FVB)	-	-
VIP Freedom 2010 Portfolio Sub-Account (F10)	67	1,419
VIP Freedom 2015 Portfolio Sub-Account (F15)	122	-
VIP Freedom 2020 Portfolio Sub-Account (F20)	245	47
VIP Mid Cap Svc 2 Sub-Account (FVM)	18	740

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements — continued

(3) Contract Charges and Related Party Transactions — continued

	Contract Charges	Surrender Charges
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund Sub-Account (FMS)	$329	$845
Templeton Developing Markets Securities Fund Sub-Account (TDM)	101	384
Templeton Growth Securities Fund Class 2 Sub-Account (FTG)	190	229
Templeton Foreign Securities Fund Sub-Account (FTI)	4,200	27,968
Franklin Income Securities Class 2 Sub-Account (ISC)	3	-
Franklin Value Securities Fund Sub-Account (FVS)	328	1,086
Franklin Strategic Income Securities Class 2 Sub-Account (SIC)	-	-
Lord Abbett Series Fund, Inc.
All Value Portfolio Sub-Account (LAV)	237	4,110
Growth & Income Portfolio Sub-Account (LA1)	4,266	9,291
Growth Opportunities Portfolio Sub-Account (LA9)	2,953	4,517
Mid Cap Value Portfolio Sub-Account (LA2)	1,884	2,884
MFS/Sun Life Series Trust
Bond S Class Sub-Account (MF7)	136	2,907
Bond Series Sub-Account (BDS)	691	1,616
Capital Appreciation S Class Sub-Account (MFD)	54	-
Capital Appreciation Series Sub-Account (CAS)	8,535	9,906
Capital Opportunities S Class Sub-Account (CO1)	3	-
Capital Opportunities Series Sub-Account (COS)	509	667
Emerging Growth S Class Sub-Account (MFF)	74	-
Emerging Growth Series Sub-Account (EGS)	4,323	5,432
Emerging Markets Equity S Class Sub-Account (EM1)	136	1,060
Emerging Markets Equity Series Sub-Account (EME)	342	260
Global Governments S Class Sub-Account (GG1)	3	-
Global Governments Series Sub-Account (GGS)	653	-
Global Growth S Class Sub-Account (GG2)	25	-
Global Growth Series Sub-Account (GGR)	2,188	1,447
Global Total Return S Class Sub-Account (GT2)	48	-
Global Total Return Series Sub-Account (GTR)	1,629	-
Government Securities S Class Sub-Account (MFK)	4,069	15,898
Government Securities Series Sub-Account (GSS)	2,560	307
High Yield S Class Sub-Account (MFC)	2,430	3,237
High Yield Series Sub-Account (HYS)	2,058	5,807
International Growth S Class Sub-Account (IG1)	53	160
International Growth Series Sub-Account (IGS)	514	5,717
International Investors Trust S Class Sub-Account (MI1)	33	1,046
International Investors Trust Series Sub-Account (MII)	1,077	619
Massachusetts Investors Growth Stock S Class Sub-Account (M1B)	541	3,900
Massachusetts Investors Growth Stock Series Sub-Account (MIS)	1,774	4,344
Massachusetts Investors Trust S Class Sub-Account (MFL)	3,353	15,183
Massachusetts Investors Trust Series Sub-Account (MIT)	8,369	6,684
Mid Cap Growth S Class Sub-Account (MC1)	242	547
Mid Cap Value S Class Sub-Account (MCV)	224	342
Money Market S Class Sub-Account (MM1)	2,925	16,488

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements — continued

(3) Contract Charges and Related Party Transactions — continued

	Contract Charges	Surrender Charges
MFS/Sun Life Series Trust – continued
Money Market Series Sub-Account (MMS)	$3,007	$2,149
New Discovery S Class Sub-Account (M1A)	3,398	7,951
New Discovery Series Sub-Account (NWD)	694	3,287
Research S Class Sub-Account (RE1)	28	332
Research Series Sub-Account (RES)	5,348	2,425
Research Growth and Income S Class Sub-Account (RG1)	21	-
Research Growth and Income Series Sub-Account (RGS)	1,350	2,521
Research International S Class Sub-Account (RI1)	1,711	7,197
Research International Series Sub-Account (RIS)	538	1,731
Strategic Growth S Class Sub-Account (SG1)	103	701
Strategic Growth Series Sub-Account (SGS)	70	-
Strategic Income S Class Sub-Account (SI1)	58	151
Strategic Income Series Sub-Account (SIS)	348	63
Strategic Value S Class Sub-Account (SVS)	37	-
Total Return S Class Sub-Account (MFJ)	16,230	101,992
Total Return Series Sub-Account (TRS)	10,266	18,142
Utilities S Class Sub-Account (MFE)	394	2,547
Utilities Series Sub-Account (UTS)	2,642	12,449
Value S Class Sub-Account (MV1)	407	3,263
Value Series Sub-Account (MVS)	1,568	2,262
Oppenheimer Variable Account Funds
Balanced VA Fund Sub-Account (OBV)	-	160
Capital Appreciation Fund Sub-Account (OCA)	468	4,621
Global Securities Fund Sub-Account (OGG)	319	1,554
Main Street Fund Sub-Account (OMG)	3,961	35,402
Main Street Small Cap Fund Sub-Account (OMS)	119	662
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio Sub-Account (PMB)	67	-
Low Duration Portfolio Sub-Account (PLD)	4,012	32,118
Real Return Portfolio Sub-Account (PRR)	647	9,548
Total Return Portfolio Sub-Account (PTR)	971	4,335
VIT All Asset Portfolio Sub-Account (PRA)	8	-
VIT Commodity Real Return Strategy Portfolio Sub-Account (PCR)	50	134
Sun Capital Advisers Trust
All Cap S Class Sub-Account (SSA)	202	-
Davis Venture Value S Class Sub-Account (SVV)	10	-
FI Large Cap Growth Fund Sub-Account (LGF)	14	-
Investment Grade Bond S Class Sub-Account (IGB)	192	1,445
Oppenheimer Main Street Small Cap S Class Sub-Account (VSC)	14	575
Real Estate Fund S Class Sub-Account (SRE)	3,135	8,622
Real Estate Fund Sub-Account (SC3)	362	887
Sun Capital Money Market S Class Sub-Account (CMM)	20	1,275
Van Kampen Life Insurance Trust
LIT Comstock II Sub-Account (VLC)	-	-
Wanger Advisors Trust
Wanger Select Sub-Account (WTF)	15	-

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements — continued

(4) Reserve for Variable Annuities

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% for Regatta NY contracts and 3% for Regatta Gold NY contracts with an annuity commencement date prior to January 1, 2000.  Annuity reserves are calculated using the 2000 Individual Annuitant Mortality Table and an assumed interest rate of 4% for Regatta NY contracts and 3% for Regatta Gold NY and Regatta Extra NY contracts with an annuity commencement date on or after January 1, 2000. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of investments of the Funds for each Sub-Account for the year ended December 31, 2007:

	Purchases	Sales
Arnhold and S. Bleichroeder Advisers, Inc.
First Eagle Overseas Variable Fund Sub-Account (SGI)	$ 4,010,421	$36,009
Columbia Funds Variable Insurance Trust
Columbia Marsico 21st Century Portfolio Sub-Account (NMT)	2,258	5,160
Columbia Marsico 21st Century Fund Class B Sub-Account (MCC)	4,314,455	281,432
Columbia Marsico Growth Fund Class B Sub-Account (CMG)	490,254	21,691
Columbia Marsico Growth Portfolio Sub-Account (NNG)	28	4,641
Columbia Marsico International Opportunities Portfolio Sub-Account (NMI)	1,093,210	367,567
Fidelity Variable Insurance Products Funds
VIP Balanced Svc 2 Sub-Account (FVB)	173,124	275
VIP Freedom 2010 Portfolio Sub-Account (F10)	1,149,932	93,440
VIP Freedom 2015 Portfolio Sub-Account (F15)	892,712	134,414
VIP Freedom 2020 Portfolio Sub-Account (F20)	1,667,120	268,869
VIP Mid Cap Svc 2 Sub-Account (FVM)	8,627,811	340,506
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund Sub-Account (FMS)	3,982,434	404,061
Templeton Developing Markets Securities Fund Sub-Account (TDM)	4,304,956	411,715
Templeton Growth Securities Fund Class 2 Sub-Account (FTG)	2,000,634	324,675
Templeton Foreign Securities Fund Sub-Account (FTI)	9,626,379	6,179,865
Franklin Income Securities Class 2 Sub-Account (ISC)	2,238,246	22,520
Franklin Value Securities Fund Sub-Account (FVS)	1,379,458	380,288
Franklin Strategic Income Securities Class 2 Sub-Account (SIC)	111,165	1,761
Lord Abbett Series Fund, Inc.
All Value Portfolio Sub-Account (LAV)	2,104,204	385,626
Growth & Income Portfolio Sub-Account (LA1)	20,786,990	1,845,260
Growth Opportunities Portfolio Sub-Account (LA9)	1,951,089	1,278,389
Mid Cap Value Portfolio Sub-Account (LA2)	3,965,901	614,259
MFS/Sun Life Series Trust
Bond S Class Sub-Account (MF7)	294,697	117,414
Bond Series Sub-Account (BDS)	331,123	550,147
Capital Appreciation S Class Sub-Account (MFD)	3,155	11,021
Capital Appreciation Series Sub-Account (CAS)	282,833	3,727,875
Capital Opportunities S Class Sub-Account (CO1)	116,257	224,643
Capital Opportunities Series Sub-Account (COS)	1,265,575	3,675,684

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements — continued

(5)  Investment Purchases and Sales— continued

	Purchases	Sales
MFS/Sun Life Series Trust – continued
Emerging Growth S Class Sub-Account (MFF)	$60,215	$61,582
Emerging Growth Series Sub-Account (EGS)	108,889	2,201,763
Emerging Markets Equity S Class Sub-Account (EM1)	380,254	303,264
Emerging Markets Equity Series Sub-Account (EME)	868,815	536,018
Global Governments S Class Sub-Account (GG1)	512	486
Global Governments Series Sub-Account (GGS)	112,644	379,158
Global Growth S Class Sub-Account (GG2)	21,357	5,019
Global Growth Series Sub-Account (GGR)	231,966	1,654,289
Global Total Return S Class Sub-Account (GT2)	37,963	41,379
Global Total Return Series Sub-Account (GTR)	779,952	1,020,932
Government Securities S Class Sub-Account (MFK)	5,238,768	2,218,343
Government Securities Series Sub-Account (GSS)	932,950	1,600,460
High Yield S Class Sub-Account (MFC)	2,862,471	621,910
High Yield Series Sub-Account (HYS)	556,056	1,249,485
International Growth S Class Sub-Account (IG1)	156,086	56,508
International Growth Series Sub-Account (IGS)	551,282	653,360
International Investors Trust S Class Sub-Account (MI1)	13,450,227	869,590
International Investors Trust Series Sub-Account (MII)	867,160	1,509,371
Massachusetts Investors Growth Stock S Class Sub-Account (M1B)	2,390,082	1,474,458
Massachusetts Investors Growth Stock Series Sub-Account (MIS)	650,016	1,290,630
Massachusetts Investors Trust S Class Sub-Account (MFL)	5,043,136	1,915,681
Massachusetts Investors Trust Series Sub-Account (MIT)	494,150	5,876,437
Mid Cap Growth S Class Sub-Account (MC1)	19,344	76,868
Mid Cap Value S Class Sub-Account (MCV)	83,285	115,769
Money Market S Class Sub-Account (MM1)	7,113,765	2,666,758
Money Market Series Sub-Account (MMS)	3,737,461	2,933,286
New Discovery S Class Sub-Account (M1A)	2,586,960	892,035
New Discovery Series Sub-Account (NWD)	168,524	808,785
Research S Class Sub-Account (RE1)	90,653	35,647
Research Series Sub-Account (RES)	181,574	2,845,698
Research Growth and Income S Class Sub-Account (RG1)	434,197	137,536
Research Growth and Income Series Sub-Account (RGS)	4,552,428	2,851,624
Research International S Class Sub-Account (RI1)	4,859,452	1,196,479
Research International Series Sub-Account (RIS)	476,188	463,487
Strategic Growth S Class Sub-Account (SG1)	1,097,738	2,105,879
Strategic Growth Series Sub-Account (SGS)	216,358	536,407
Strategic Income S Class Sub-Account (SI1)	17,659	36,299
Strategic Income Series Sub-Account (SIS)	138,543	249,897
Strategic Value S Class Sub-Account (SVS)	9,763	4,198
Total Return S Class Sub-Account (MFJ)	20,615,488	10,313,928
Total Return Series Sub-Account (TRS)	3,037,599	7,230,518
Utilities S Class Sub-Account (MFE)	1,566,194	803,056
Utilities Series Sub-Account (UTS)	1,339,943	3,677,361
Value S Class Sub-Account (MV1)	841,514	360,498
Value Series Sub-Account (MVS)	827,741	1,654,052

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements — continued

(5)  Investment Purchases and Sales— continued

	Purchases	Sales
Oppenheimer Variable Account Funds
Balanced VA Fund Sub-Account (OBV)	$80,575	$2,438
Capital Appreciation Fund Sub-Account (OCA)	525,153	681,366
Global Securities Fund Sub-Account (OGG)	2,183,381	701,841
Main Street Fund Sub-Account (OMG)	20,724,560	4,044,530
Main Street Small Cap Fund Sub-Account (OMS)	148,535	137,256
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio Sub-Account (PMB)	210,637	55,323
Low Duration Portfolio Sub-Account (PLD)	31,854,570	4,797,207
Real Return Portfolio Sub-Account (PRR)	1,369,132	883,775
Total Return Portfolio Sub-Account (PTR)	12,183,761	1,226,204
VIT All Asset Portfolio Sub-Account (PRA)	100,571	8,911
VIT Commodity Real Return Strategy Portfolio Sub-Account (PCR)	274,523	156,575
Sun Capital Advisers Trust
All Cap S Class Sub-Account (SSA)	173,974	30,671
Davis Venture Value S Class Sub-Account (SVV)	995,101	63,882
FI Large Cap Growth Fund Sub-Account (LGF)	386,323	308,002
Investment Grade Bond S Class Sub-Account (IGB)	1,849,226	869,277
Oppenheimer Main Street Small Cap S Class Sub-Account (VSC)	7,223,837	208,019
Real Estate Fund S Class Sub-Account (SRE)	8,315,471	721,102
Real Estate Fund Sub-Account (SC3)	196,463	113,338
Sun Capital Money Market S Class Sub-Account (CMM)	2,334	19,707
Van Kampen Life Insurance Trust
LIT Comstock II Sub-Account (VLC)	795,722	11,865
Wanger Advisors Trust
Wanger Select Sub-Account (WTF)	2,086	3,608

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY,
Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights

The summary of units outstanding, unit values, net assets, investment income ratio, expense ratios, excluding expenses of the underlying funds and the total return, for the years ended December 31, is as follows:

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
SG I
	December 31, 2007 (k)	370,783	$10.6128	to	$10.6798	$3,948,122	-%	1.35%	to	2.10%	6.13%	to	6.80%
NMT
	December 31, 2007	2,531	15.4946			39,209	0.51	1.85				17.07
	December 31, 2006	2,805	13.2356			37,121	0.20	1.85				17.53
MCC
	December 31, 2007 (k)	347,006	12.1229	to	12.1788	4,213,882	0.23	1.35	to	1.90	21.23	to	21.79
CMG
	December 31, 2007 (k)	41,020	11.7631	to	11.7977	483,170	-	1.55	to	1.90	17.63	to	17.98
NNG
	December 31, 2007	2,702	13.1322			35,504	0.08	1.85				15.29
	December 31, 2006	2,995	11.3903			34,120	-	1.85				4.14
NMI
	December 31, 2007	62,102	12.4312	to	17.0348	806,324	0.15	1.35	to	1.90	17.45	to	24.89
	December 31, 2006	2,635	14.4220			37,987	0.32	1.85				20.95
FVB
	December 31, 2007 (k)	16,023	10.7154	to	10.7604	171,859	6.91	1.35	to	1.85	7.15	to	7.60
F10
	December 31, 2007	122,087	11.7474	to	11.8517	1,436,371	2.67	1.35	to	2.05	6.19	to	6.95
	December 31, 2006	31,184	11.0629	to	11.0891	345,329	4.86	1.85	to	2.05	7.34	to	7.56
F15
	December 31, 2007	174,861	12.0810	to	12.2281	2,122,022	3.15	1.35	to	1.90	6.99	to	7.59
	December 31, 2006	118,763	11.2915	to	11.3650	1,344,283	1.97	1.35	to	1.90	8.74	to	9.35
F20
	December 31, 2007	154,288	12.2148	to	12.4736	1,909,217	3.51	1.35	to	2.30	7.42	to	8.47
	December 31, 2006	44,515	11.3706	to	11.4991	509,174	2.14	1.35	to	2.30	9.14	to	10.20
FVM
	December 31, 2007 (k)	729,385	11.6386	to	11.7120	8,517,929	0.46	1.35	to	2.10	16.39	to	17.12
FMS
	December 31, 2007	324,291	13.5831	to	17.5943	5,370,241	1.37	1.35	to	2.10	1.29	to	2.07
	December 31, 2006	118,047	13.3546	to	17.2983	1,929,810	1.07	1.35	to	2.10	15.90	to	16.79
	December 31, 2005	36,128	11.4756	to	14.8645	512,537	0.94	1.35	to	2.10	8.24	to	9.07
	December 31, 2004	10,733	12.0029	to	13.6772	140,328	0.78	1.35	to	2.10	10.26	to	11.11
	December 31, 2003 (c)	3,938	11.7224	to	12.3538	48,049	-	1.65	to	2.10	17.22	to	23.02
TDM
	December 31, 2007	255,210	17.7039	to	17.9989	4,558,626	1.91	1.35	to	2.10	26.07	to	27.04
	December 31, 2006	23,980	14.0766	to	14.1682	338,168	0.56	1.35	to	1.90	25.66	to	26.36
FTG
	December 31, 2007	127,030	13.7575	to	20.5944	2,544,281	1.41	1.35	to	2.10	0.19	to	0.96
	December 31, 2006	48,332	13.6548	to	20.3990	959,159	1.11	1.35	to	2.05	19.32	to	20.17
	December 31, 2005	9,583	16.6698	to	16.8638	160,657	1.29	1.55	to	1.90	6.80	to	7.18
	December 31, 2004 (g)	1,307	15.6261	to	15.6980	20,450	0.47	1.65	to	1.85	13.87	to	14.11
FTI
	December 31, 2007	1,973,683	15.6329	to	22.1685	40,379,528	1.97	1.35	to	2.30	12.79	to	13.89
	December 31, 2006	1,879,769	13.8036	to	19.5344	33,802,942	1.19	1.35	to	2.30	18.66	to	19.81
	December 31, 2005	1,001,875	11.5856	to	16.3623	15,071,971	1.05	1.35	to	2.30	7.64	to	8.69
	December 31, 2004	427,612	12.5328	to	15.1080	6,081,325	0.84	1.35	to	2.30	15.80	to	16.92
	December 31, 2003 (d)	41,808	10.7884	to	12.9673	535,856	0.10	1.35	to	2.30	7.88	to	29.97
ISC
	December 31, 2007 (k)	211,989	10.1431	to	10.2071	2,157,064	2.63	1.35	to	2.10	1.43	to	2.07
FVS
	December 31, 2007	131,552	12.6498	to	19.2795	2,337,163	0.62	1.35	to	2.10	(4.44)	to	(3.71)
	December 31, 2006	83,668	13.1634	to	20.0930	1,557,788	0.57	1.35	to	2.10	14.53	to	15.41
	December 31, 2005	22,483	14.4076	to	17.4724	373,043	0.75	1.35	to	2.10	6.49	to	7.30
	December 31, 2004	15,053	13.4815	to	16.3410	233,988	0.17	1.35	to	2.10	21.14	to	22.07
	December 31, 2003 (c)	1,159	12.5895	to	13.4342	15,062	0.15	1.65	to	2.10	25.89	to	29.88

(c) For the period June 1, 2003 (commencement of operations) through December 31, 2003.
(d) For the period July 1, 2003 (commencement of operations) through December 31, 2003.
(g) For the period February 2, 2004 (commencement of operations) through December 31, 2004.
(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY,
Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and
Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
SIC
	December 31, 2007 (k)	10,791	$10.3226	to	$10.3659	$111,479	0.12%	1.35%	to	1.85%	3.23%	to	3.66%
LAV
	December 31, 2007	261,718	13.2883	to	14.9014	3,841,385	0.61	1.35	to	2.05	4.52	to	5.27
	December 31, 2006	150,701	12.6227	to	14.1549	2,108,884	1.04	1.35	to	2.05	12.30	to	13.10
	December 31, 2005	8,046	12.3723	to	12.5157	100,042	0.31	1.35	to	1.90	4.93	to	5.51
	December 31, 2004 (g)	9,342	11.7915	to	11.8363	110,302	1.13	1.55	to	1.90	13.51	to	13.91
LA1
	December 31, 2007	2,576,966	12.4077	to	17.0283	39,814,143	1.54	1.35	to	2.30	1.05	to	2.03
	December 31, 2006	1,532,748	12.2289	to	16.7486	23,227,656	1.65	1.35	to	2.30	14.58	to	15.69
	December 31, 2005	879,242	10.6290	to	14.5279	11,598,746	1.26	1.35	to	2.30	0.88	to	1.86
	December 31, 2004	512,793	12.0678	to	14.3137	6,850,031	1.58	1.35	to	2.30	10.06	to	11.13
	December 31, 2003 (c)	74,789	10.9299	to	12.9263	940,155	2.54	1.65	to	2.30	9.30	to	28.79
LA9
	December 31, 2007	403,002	14.0990	to	14.7298	5,837,976	-	1.35	to	2.30	18.48	to	19.64
	December 31, 2006	373,528	11.8271	to	12.3122	4,539,464	-	1.35	to	2.30	5.42	to	6.44
	December 31, 2005	159,566	11.1508	to	11.5672	1,830,266	-	1.35	to	2.30	2.22	to	3.21
	December 31, 2004 (g)	55,012	11.0919	to	11.2069	613,360	-	1.35	to	2.30	8.67	to	9.73
LA2
	December 31, 2007	449,323	12.4858	to	17.7501	7,495,837	0.50	1.35	to	2.25	(1.69)	to	(0.78)
	December 31, 2006	310,865	12.6555	to	17.9544	5,225,336	0.73	1.35	to	2.25	9.71	to	10.72
	December 31, 2005	133,865	11.4941	to	16.2736	2,020,469	0.54	1.35	to	2.25	5.79	to	6.76
	December 31, 2004	101,211	13.3052	to	15.2966	1,468,192	0.66	1.35	to	2.30	21.18	to	22.36
	December 31, 2003 (d)	581	12.1352	to	12.5454	7,199	1.43	1.70	to	1.90	21.35	to	22.64
MF7
	December 31, 2007	60,348	10.8861	to	12.6653	702,249	5.69	1.35	to	2.10	1.10	to	1.88
	December 31, 2006	46,224	10.7620	to	12.4442	540,557	6.24	1.35	to	2.10	2.67	to	3.46
	December 31, 2005	47,319	10.4763	to	12.0404	541,384	5.82	1.35	to	2.10	(0.54)	to	0.22
	December 31, 2004	46,528	10.5273	to	12.0256	537,499	5.96	1.35	to	2.10	3.68	to	4.48
	December 31, 2003	27,268	10.1485	to	11.5220	303,064	3.43	1.45	to	2.10	1.48	to	7.84
BDS
	December 31, 2007	119,260		14.7852		1,763,282	6.13		1.40			2.09
	December 31, 2006	140,433		14.4822		2,033,786	6.15		1.40			3.75
	December 31, 2005	163,530		13.9589		2,282,719	6.18		1.40			0.35
	December 31, 2004	187,739		13.9100		2,610,710	6.30	1.35	to	2.10		4.78
	December 31, 2003	214,107		13.2754		2,841,670	4.84		1.40			8.21
MFD
	December 31, 2007	18,362	11.7033	to	14.6777	216,634	-	1.45	to	1.90	8.81	to	9.31
	December 31, 2006	18,751	10.7230	to	13.4621	202,570	-	1.45	to	1.90	4.04	to	4.52
	December 31, 2005	18,561	10.2749	to	12.9125	192,046	0.39	1.45	to	1.90	(1.27)	to	(0.82)
	December 31, 2004	17,339	10.3757	to	13.0524	181,148	-	1.45	to	1.90	8.67	to	9.17
	December 31, 2003	19,323	9.5185	to	11.9862	185,103	-	1.45	to	1.90	12.92	to	26.49
CAS
	December 31, 2007	715,773	15.4329	to	23.2151	12,878,546	0.20		1.40			9.60
	December 31, 2006	909,349	14.0817	to	21.1825	14,906,513	0.21		1.40			4.91
	December 31, 2005	1,225,268	13.4231	to	20.1918	19,137,284	0.64		1.40			(0.47)
	December 31, 2004	1,218,785	13.4868	to	20.2878	19,138,943	0.06	1.60	to	1.95		9.48
	December 31, 2003	2,308,546	12.3185	to	18.5303	21,200,026	-		1.40			26.93
CO1
	December 31, 2007 (j)	-	-		-	-	0.37	1.35	to	2.05	9.63	to	10.01
	December 31, 2006	6,910	11.8112	to	15.4023	97,083	0.21	1.35	to	2.05	11.68	to	12.48
	December 31, 2005	3,422	10.5893	to	13.7698	44,845	1.03	1.35	to	1.90	(0.61)	to	(0.05)
	December 31, 2004	6,354	10.5595	to	12.8882	69,158	0.29	1.45	to	1.85	10.44	to	10.89
	December 31, 2003	4,850	9.5373	to	9.5644	46,280	0.14	1.45	to	1.60	25.96	to	26.15

(c) For the period June 1, 2003 (commencement of operations) through December 31, 2003.
(d) For the period July 1, 2003 (commencement of operations) through December 31, 2003.
(g) For the period February 2, 2004 (commencement of operations) through December 31, 2004.
(j) Sub-Account closed on June 25, 2007.
(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY,
Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31						For year ended December 31
								Investment
			Unit Value					Income	Expense Ratio			Total Return
		Units	lowest to highest				Net Assets	Ratio*	lowest to highest**			lowest to highest***
COS
	December 31, 2007 (j)	-	$		$-		$-	0.66%		1.40%			10.04%
	December 31, 2006	147,248			14.9945		2,207,901	0.51		1.40			12.74
	December 31, 2005	184,033			13.2996		2,447,558	0.98		1.40			0.24
	December 31, 2004	254,152			13.2677		3,371,736	0.49		1.40			11.24
	December 31, 2003	298,753			11.9276		3,563,173	0.35		1.40			26.53
MFF
	December 31, 2007	60,959		14.2920	to	18.4211	968,486	-	1.35	to	1.90	18.69	to	19.36
	December 31, 2006	60,203		12.0046	to	15.4885	802,950	-	1.35	to	1.90	5.66	to	6.25
	December 31, 2005	21,068		11.3274	to	14.6297	262,983	-	1.35	to	1.90	6.84	to	7.43
	December 31, 2004	10,936		10.5705	to	13.6659	124,762	-	1.45	to	1.90	10.81	to	11.32
	December 31, 2003	8,001		9.5100	to	12.3073	82,229	-	1.45	to	1.85	15.47	to	29.24
EGS
	December 31, 2007	360,581			19.2631		6,996,743	-		1.40			19.56
	December 31, 2006	473,820			16.1111		7,685,740	-		1.40			6.53
	December 31, 2005	610,176			15.1231		9,280,671	-		1.40			7.64
	December 31, 2004	773,079			14.0503		10,926,938	-		1.40			11.67
	December 31, 2003	978,305			12.5815		12,374,317	-		1.40			29.68
EM1
	December 31, 2007	37,711		18.9582	to	39.1581	777,561	1.89	1.35	to	2.05	32.49	to	33.44
	December 31, 2006	38,560		14.3089	to	29.3743	629,654	0.61	1.35	to	2.05	27.24	to	28.15
	December 31, 2005	6,181		22.8109	to	22.9454	141,368	0.52	1.45	to	1.60	34.27	to	34.47
	December 31, 2004	5,451		16.9889	to	17.0632	92,805	0.91	1.45	to	1.60	24.85	to	25.04
	December 31, 2003	4,623		13.6074	to	13.6461	62,962	0.47	1.45	to	1.60	49.70	to	49.92
EME
	December 31, 2007	70,432			28.4864		2,073,438	1.99		1.40			33.78
	December 31, 2006	71,767			21.2942		1,580,969	1.15		1.40			28.37
	December 31, 2005	84,999			16.5879		1,453,126	0.67		1.40			34.88
	December 31, 2004	53,476			12.2981		691,507	1.01		1.40			25.42
	December 31, 2003	55,648			9.8055		545,836	0.44		1.40			50.50
GG1
	December 31, 2007	2,138		14.6846	to	14.8163	31,418	1.71	1.45	to	1.60	6.74	to	6.90
	December 31, 2006	2,138		13.7580	to	13.8601	29,430	-	1.45	to	1.60	3.03	to	3.19
	December 31, 2005	441			13.3529		5,888	9.56		1.60			(8.97)
	December 31, 2004	770			14.6689		11,287	9.70		1.60			8.04
	December 31, 2003 (c)	329			13.5776		4,462	-		1.60			13.46
GGS
	December 31, 2007	48,239		15.3769	to	18.7828	853,868	2.16		1.40			7.19
	December 31, 2006	64,809		14.3451	to	17.5226	1,065,979	-		1.40			3.52
	December 31, 2005	81,491		13.8573	to	16.9267	1,283,646	10.46		1.40			(8.48)
	December 31, 2004	100,431		15.1418	to	18.4956	1,721,361	12.70		1.40			8.54
	December 31, 2003	228,740		13.9510	to	17.0411	1,950,149	5.23		1.40			14.00
GG2
	December 31, 2007	6,553		17.6636	to	20.4717	122,365	1.40	1.45	to	1.85	10.94	to	11.39
	December 31, 2006	5,621		15.8817	to	18.4253	95,514	0.33	1.45	to	1.85	14.85	to	15.31
	December 31, 2005	4,395		13.7937	to	16.0191	63,039	0.23	1.45	to	1.85	7.71	to	8.15
	December 31, 2004	3,372		12.7739	to	14.8498	44,815	0.31	1.45	to	1.85	13.27	to	13.73
	December 31, 2003	1,142		11.2486	to	13.0899	13,101	0.30	1.60	to	1.70	24.40	to	32.97
GGR
	December 31, 2007	194,119		25.4645	to	29.9015	5,345,880	1.74		1.40			11.70
	December 31, 2006	249,630		22.7970	to	26.7693	6,142,169	0.56		1.40			15.76
	December 31, 2005	304,648		19.6936	to	23.1251	6,475,959	0.48		1.40			8.52
	December 31, 2004	374,143		18.1476	to	21.3097	7,278,975	0.48		1.40			14.01
	December 31, 2003	424,744		15.9174	to	18.6909	7,217,536	0.49		1.40			33.57
GT2
	December 31, 2007	18,720		17.5458	to	17.7031	330,653	2.01	1.45	to	1.60	6.88	to	7.04
	December 31, 2006	20,819		16.4169	to	16.5387	343,718	0.65	1.45	to	1.60	15.04	to	15.22
	December 31, 2005	20,792		14.2701	to	14.3542	297,996	3.80	1.45	to	1.60	1.89	to	2.04
	December 31, 2004	20,779		14.0056	to	14.0668	292,001	2.38	1.45	to	1.60	15.00	to	15.18
	December 31, 2003	19,492		12.1786	to	12.2132	237,958	2.28	1.45	to	1.60	20.57	to	20.76
(c) For the period June 1, 2003 (commencement of operations) through December 31, 2003.
(j) Sub-Account closed on June 25, 2007.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
GTR
	December 31, 2007	171,467		$24.4873		$4,316,036	2.25%		1.40%			7.36%
	December 31, 2006	199,822		22.8092		4,681,251	0.93		1.40			15.66
	December 31, 2005	237,423		19.7207		4,797,953	4.38		1.40			2.33
	December 31, 2004	275,475		19.2709		5,433,092	2.58		1.40			15.50
	December 31, 2003	311,789		16.6854		5,234,115	2.21		1.40			21.28
MFK
	December 31, 2007	1,756,262	10.4885	to	11.7653	19,201,897	4.67	1.35	to	2.30	4.44	to	5.46
	December 31, 2006	1,517,021	10.0430	to	11.1680	15,792,156	4.26	1.35	to	2.30	1.10	to	2.08
	December 31, 2005	899,358	9.9338	to	10.9515	9,243,056	4.10	1.35	to	2.30	(0.33)	to	0.63
	December 31, 2004	551,828	9.9670	to	10.8936	5,688,851	4.60	1.35	to	2.30	1.16	to	2.15
	December 31, 2003	216,545	9.8525	to	10.6753	2,212,594	1.78	1.45	to	2.30	(1.48)	to	0.66
GSS
	December 31, 2007	295,903	16.2264	to	18.4338	5,050,410	5.13		1.40			5.69
	December 31, 2006	348,231	15.3527	to	17.4413	5,627,620	5.17		1.40			2.26
	December 31, 2005	462,759	15.0138	to	17.0563	7,297,597	4.83		1.40			0.89
	December 31, 2004	593,930	14.8808	to	16.9051	9,252,213	5.79		1.40			2.32
	December 31, 2003	1,289,650	14.5427	to	16.5211	12,166,611	4.55		1.40			0.74
MFC
	December 31, 2007	493,122	10.8750	to	14.7167	6,325,629	6.57	1.35	to	2.30	(0.79)	to	0.18
	December 31, 2006	339,595	10.9162	to	14.7423	4,385,147	7.18	1.35	to	2.30	7.52	to	8.56
	December 31, 2005	203,374	10.1115	to	13.6278	2,467,430	7.69	1.35	to	2.30	(0.40)	to	0.56
	December 31, 2004	115,049	11.1322	to	13.5996	1,435,092	6.12	1.35	to	2.30	6.85	to	7.89
	December 31, 2003	39,343	10.3852	to	12.6501	466,350	3.45	1.45	to	2.30	3.85	to	19.45
HYS
	December 31, 2007	261,413	16.4803	to	20.8436	4,462,910	7.50		1.40			.51
	December 31, 2006	319,944	16.3964	to	20.7375	5,415,379	8.43		1.40			8.87
	December 31, 2005	410,540	15.0602	to	19.0475	6,386,367	8.70		1.40			0.79
	December 31, 2004	587,434	14.9426	to	18.8988	9,104,555	8.07		1.40			8.03
	December 31, 2003	930,566	13.8321	to	17.4943	10,639,033	9.07		1.40			19.76
IG1
	December 31, 2007	14,989	11.7937	to	23.3903	243,040	1.07	1.35	to	1.70	14.40	to	18.28
	December 31, 2006	7,161	20.2653	to	20.4157	145,515	0.42	1.45	to	1.60	23.75	to	23.94
	December 31, 2005	3,758	16.3762	to	16.4727	61,815	0.70	1.45	to	1.60	12.80	to	12.97
	December 31, 2004	3,964	14.5186	to	14.5820	57,748	0.37	1.45	to	1.60	16.68	to	16.86
	December 31, 2003	4,503	12.4432	to	12.4785	56,145	0.64	1.45	to	1.60	36.14	to	36.35
IGS
	December 31, 2007	90,396		21.3763		2,033,967	1.44		1.40			14.97
	December 31, 2006	111,077		18.5935		2,158,483	0.69		1.40			24.31
	December 31, 2005	113,047		14.9579		1,769,881	0.99		1.40			13.33
	December 31, 2004	125,684		13.1987		1,731,653	0.57		1.40			17.29
	December 31, 2003	127,529		11.2527		1,443,243	0.74		1.40			36.75
MI1
	December 31, 2007	1,146,536	10.8548	to	24.2747	12,600,875	0.70	1.35	to	2.05	5.31	to	9.19
	December 31, 2006	11,832	22.8449	to	23.0144	270,322	0.85	1.45	to	1.60	26.90	to	27.09
	December 31, 2005	6,616		18.0029		119,127	0.99	1.60	to	1.60		13.10
	December 31, 2004	7,212		15.9177		114,798	0.68		1.60			25.69
	December 31, 2003	5,663		12.6638		71,708	0.78		1.60			31.07
MII
	December 31, 2007	114,390		28.5372		3,320,814	1.67		1.40			5.86
	December 31, 2006	153,740		26.9574		4,209,572	1.20		1.40			27.45
	December 31, 2005	155,225		21.1517		3,341,909	1.12		1.40			13.63
	December 31, 2004	145,667		18.6144		2,773,078	0.78		1.40			26.25
	December 31, 2003	158,835		14.7437		2,368,837	1.08		1.40			31.78
M1B
	December 31, 2007	140,983	11.8970	to	14.3104	1,935,894	0.09	1.35	to	2.30	8.69	to	9.75
	December 31, 2006	70,637	10.8673	to	13.0852	871,164	-	1.35	to	2.10	5.16	to	5.97
	December 31, 2005	64,029	10.2812	to	12.3920	744,927	0.29	1.35	to	2.10	1.97	to	2.75
	December 31, 2004	65,643	10.0311	to	12.1028	741,052	-	1.35	to	2.10	7.05	to	7.88
	December 31, 2003	34,831	9.3224	to	11.2591	344,319	-	1.45	to	2.10	11.02	to	21.07

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
MIS
	December 31, 2007	377,508		$9.6680		$3,776,044	0.37%		1.40%			9.98%
	December 31, 2006	449,020		8.7905		4,003,180	0.10		1.40			6.18
	December 31, 2005	555,446		8.2786		4,661,601	0.53		1.40			2.94
	December 31, 2004	674,360		8.0426		5,496,754	0.07		1.60			8.09
	December 31, 2003	768,535		7.4405		5,795,930			1.40			21.68
MFL
	December 31, 2007	1,433,097	12.7390	to	15.4788	21,338,839	0.98	1.35	to	2.30	3.25	to	4.26
	December 31, 2006	1,209,614	12.2878	to	14.9001	17,302,391	0.54	1.35	to	2.30	10.45	to	11.52
	December 31, 2005	544,820	11.0803	to	13.4086	7,009,985	0.70	1.35	to	2.30	4.96	to	5.97
	December 31, 2004	31,545	10.7944	to	12.6977	358,773	0.75	1.35	to	1.90	9.61	to	10.23
	December 31, 2003	24,551	9.8178	to	11.5607	245,283	0.91	1.45	to	1.90	13.94	to	20.68
MIT
	December 31, 2007	903,166	19.9466	to	29.4818	19,620,780	1.19		1.40			4.48
	December 31, 2006	1,155,740	19.0915	to	28.2180	23,913,037	0.84		1.40			11.74
	December 31, 2005	1,453,559	17.0852	to	25.2526	26,911,091	0.98		1.40			6.22
	December 31, 2004	1,820,277	16.0844	to	23.7734	31,632,895	1.06		1.40			10.44
	December 31, 2003	2,266,305	14.5644	to	21.5267	35,815,638	1.15		1.40			21.14
MC1
	December 31, 2007	27,234	10.3989	to	16.4361	393,908	-	1.35	to	2.10	7.27	to	8.10
	December 31, 2006	30,485	9.6444	to	15.2590	410,801	-	1.35	to	2.10	0.05	to	0.82
	December 31, 2005	28,801	9.5902	to	15.1887	392,453	-	1.35	to	2.30	0.42	to	1.39
	December 31, 2004	35,363	9.4823	to	15.0330	470,521	-	1.35	to	2.30	11.65	to	12.74
	December 31, 2003	22,053	8.4323	to	13.3820	261,590	-	1.45	to	2.30	5.11	to	35.34
MCV
	December 31, 2007	31,942	14.0786	to	17.9783	535,584	0.49	1.35	to	2.10	(0.54)	to	0.23
	December 31, 2006	34,580	14.0824	to	18.0015	581,456	-	1.35	to	2.10	8.69	to	9.52
	December 31, 2005	28,705	12.8913	to	16.4956	450,271	-	1.35	to	2.30	4.94	to	5.96
	December 31, 2004	33,452	12.1975	to	15.6236	494,325	-	1.35	to	2.30	18.94	to	20.10
	December 31, 2003	22,736	10.1817	to	13.0549	284,020	0.01	1.45	to	2.30	9.89	to	29.99
MM1
	December 31, 2007	1,348,108	10.1145	to	10.7321	14,041,708	4.45	1.35	to	2.30	2.17	to	3.17
	December 31, 2006	947,627	9.8887	to	10.4025	9,594,701	4.26	1.35	to	2.30	1.94	to	2.93
	December 31, 2005	612,159	9.6807	to	10.1065	6,032,904	2.53	1.35	to	2.30	0.11	to	1.08
	December 31, 2004	384,369	9.6501	to	9.9033	3,749,415	-	1.35	to	2.30	(1.75)	to	(0.79)
	December 31, 2003	107,975	9.8014	to	9.9746	1,067,194	0.28	1.60	to	2.30	(1.73)	to	(0.25)
MMS
	December 31, 2007	414,830	12.7685	to	14.0112	5,449,053	4.78		1.40			3.39
	December 31, 2006	364,429	12.3493	to	13.5512	4,647,442	4.56		1.40			3.15
	December 31, 2005	455,219	11.9717	to	13.1369	5,662,703	2.66		1.40			1.31
	December 31, 2004	611,796	11.8175	to	12.9676	7,539,180	0.79		1.40			(0.57)
	December 31, 2003	1,206,753	11.8852	to	13.0420	11,860,929	0.65		1.40			(0.76)
M1A
	December 31, 2007	707,841	11.7924	to	15.5804	10,052,210	-	1.35	to	2.30	(0.09)	to	0.89
	December 31, 2006	598,957	11.7184	to	15.4984	8,423,548	-	1.35	to	2.30	10.31	to	11.38
	December 31, 2005	308,542	10.5482	to	13.9648	3,866,178	-	1.35	to	2.30	2.55	to	3.54
	December 31, 2004	124,003	10.2130	to	13.5348	1,497,825	-	1.35	to	2.30	4.74	to	5.77
	December 31, 2003	19,393	9.6809	to	12.8427	193,197	-	1.45	to	1.90	23.66	to	33.06
NWD
	December 31, 2007	84,135		16.1116		1,391,675	-		1.40			1.13
	December 31, 2006	123,585		15.9308		2,006,553	-		1.40			11.61
	December 31, 2005	137,801		14.2734		1,998,705	-		1.40			3.76
	December 31, 2004	208,136		13.7565		2,896,003	-		1.40			6.00
	December 31, 2003	223,353		12.9781		2,931,081	-		1.40			33.42
RE1
	December 31, 2007	14,849	14.1938	to	17.1481	235,679	0.54	1.45	to	2.05	10.64	to	11.32
	December 31, 2006	10,878	12.7699	to	15.4435	158,872	0.39	1.55	to	1.90	8.23	to	8.61
	December 31, 2005	10,280	11.7631	to	14.1480	127,473	0.35	1.45	to	1.90	5.32	to	6.15
	December 31, 2004	8,838	11.0982	to	13.3891	101,024	-	1.45	to	1.90	13.34	to	13.86
	December 31, 2003	6,547	9.7622	to	9.7880	63,947	0.33	1.45	to	1.60	23.01	to	23.20

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
RES
	December 31, 2007	494,719		$19.6097		$9,740,719	0.84%		1.40%			11.67%
	December 31, 2006	634,293		17.5609		11,156,441	0.67		1.40			9.03
	December 31, 2005	824,261		16.1060		13,288,164	0.57		1.40			6.52
	December 31, 2004	1,015,710		15.1201		15,379,310	0.93		1.40			14.23
	December 31, 2003	1,200,316		13.2370		15,908,316	0.85		1.40			23.59
RG1
	December 31, 2007	28,269	10.8349	to	14.1558	325,240	0.07	1.35	to	2.05	6.66	to	8.99
	December 31, 2006	2,530		13.2717		33,570	0.64		1.60			11.63
	December 31, 2005	3,460	11.8893	to	11.9594	41,298	0.44	1.45	to	1.60	4.69	to	4.85
	December 31, 2004	3,559	11.3565	to	11.4062	40,524	0.47	1.45	to	1.60	12.46	to	12.63
	December 31, 2003	3,456	10.0987	to	10.1274	34,963	0.58	1.45	to	1.60	25.46	to	25.65
RGS
	December 31, 2007	213,003		17.1917		3,676,466	0.33		1.40			7.21
	December 31, 2006	126,961		16.0362		2,050,327	0.64		1.40			12.17
	December 31, 2005	174,420		14.2962		2,507,227	0.70		1.40			5.09
	December 31, 2004	204,453		13.6039		2,805,277	0.67		1.40			13.04
	December 31, 2003	215,089		12.0342		2,610,268	0.81		1.40			26.10
RI1
	December 31, 2007	481,311	17.0483	to	24.6766	11,058,472	0.93	1.35	to	2.25	10.26	to	11.28
	December 31, 2006	357,917	15.3754	to	22.2552	7,379,017	0.78	1.35	to	2.25	24.40	to	25.54
	December 31, 2005	171,687	12.2908	to	17.7904	2,823,350	0.53	1.35	to	2.25	13.59	to	14.63
	December 31, 2004	93,242	13.0284	to	15.5751	1,377,925	0.32	1.35	to	2.25	18.23	to	19.32
	December 31, 2003	20,234	12.0499	to	13.0994	255,695	0.21	1.45	to	2.10	26.13	to	31.47
RIS
	December 31, 2007	78,858		21.8957		1,726,617	1.11		1.40			11.58
	December 31, 2006	87,103		19.6230		1,709,195	1.21		1.40			25.72
	December 31, 2005	97,912		15.6089		1,528,297	0.77		1.40			14.96
	December 31, 2004	95,205		13.5781		1,293,283	0.48		1.40			19.52
	December 31, 2003	90,142		11.3603		1,024,519	0.63		1.40			32.01
SG1
	December 31, 2007 (j)	-	-		-	-	-	1.35	to	2.30	6.39	to	6.88
	December 31, 2006	72,958	10.5757	to	13.3719	938,430	-	1.35	to	2.30	3.93	to	4.94
	December 31, 2005	86,895	10.1034	to	12.7877	1,075,147	0.12	1.35	to	2.30	(1.15)	to	(0.19)
	December 31, 2004	91,082	10.1483	to	12.8576	1,135,154	-	1.35	to	2.30	4.12	to	5.14
	December 31, 2003	57,154	9.6768	to	12.2726	684,286	-	1.60	to	2.30	5.92	to	25.02
SGS
	December 31, 2007 (j)	-		-		-	0.12		1.40			7.03
	December 31, 2006	40,477		6.0650		300,899	-		1.40			5.11
	December 31, 2005	45,047		5.7700		315,301	0.43		1.40			-
	December 31, 2004	65,477		5.7697		436,200	-		1.40			5.35
	December 31, 2003	75,194		5.4770		412,092	-		1.40			25.77
SI1
	December 31, 2007	14,084	11.5258	to	13.2075	183,014	5.38	1.45	to	2.10	1.06	to	1.73
	December 31, 2006	16,089	11.4054	to	12.9828	205,987	5.31	1.45	to	2.10	4.22	to	4.91
	December 31, 2005	12,321	10.9434	to	12.3750	150,317	6.76	1.45	to	2.10	(0.52)	to	0.14
	December 31, 2004	10,974	11.0007	to	12.3579	133,793	4.34	1.45	to	2.10	5.56	to	6.26
	December 31, 2003	11,880	10.4214	to	11.6298	137,129	3.74	1.45	to	2.10	4.21	to	10.85
SIS
	December 31, 2007	111,144		14.2304		1,581,623	5.23		1.40			2.05
	December 31, 2006	123,374		13.9445		1,720,388	6.26		1.40			5.24
	December 31, 2005	127,158		13.2500		1,684,849	7.04		1.40			0.49
	December 31, 2004	115,341		13.1860		1,520,896	4.65		1.40			6.55
	December 31, 2003	103,290		12.3757		1,278,288	4.36		1.40			11.33
SVS
	December 31, 2007	6,894	11.9798	to	15.4221	97,779	1.53	1.45	to	1.90	(4.48)	to	(4.04)
	December 31, 2006	7,004	12.4844	to	16.1127	103,723	0.58	1.45	to	1.90	11.77	to	12.28
	December 31, 2005	8,755	11.1193	to	14.3873	117,542	0.81	1.45	to	1.90	(2.60)	to	(2.16)
	December 31, 2004	10,727	11.3182	to	14.7416	140,840	0.26	1.45	to	1.90	15.53	to	16.06
	December 31, 2003 (c)	2,637	9.7920	to	12.7343	27,977	-	1.45	to	1.90	17.75	to	25.17

(c) For the period June 1, 2003 (commencement of operations) through December 31, 2003.
(j) Sub-Account closed on June 25, 2007.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY,
Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and
Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***

MFJ
	December 31, 2007	5,914,285	$11.7009	to	$14.4978	$79,496,513	2.68%	1.35%	to	2.30%	1.67%	to	2.66%
	December 31, 2006	5,424,953	11.4617	to	14.1725	71,318,399	2.57	1.35	to	2.30	9.34	to	10.40
	December 31, 2005	4,829,607	10.4399	to	12.8828	58,024,496	2.20	1.35	to	2.30	0.45	to	1.43
	December 31, 2004	2,463,547	11.4940	to	12.7465	29,877,682	1.94	1.35	to	2.30	8.58	to	9.64
	December 31, 2003	420,181	10.5516	to	11.6673	4,718,337	1.98	1.35	to	2.30	5.52	to	15.14
TRS
	December 31, 2007	1,149,982	22.5623	to	29.9254	28,113,159	3.04		1.40			2.87
	December 31, 2006	1,393,409	21.9322	to	29.0896	33,083,819	2.86		1.40			10.68
	December 31, 2005	1,702,854	19.8165	to	26.2834	36,706,948	2.71		1.40			1.60
	December 31, 2004	2,026,951	19.5035	to	25.8684	43,249,220	2.55		1.40			9.93
	December 31, 2003	3,136,523	17.7421	to	23.5321	46,500,860	3.43		1.40			15.53
MFE
	December 31, 2007	107,110	20.3479	to	35.1151	3,079,694	1.11	1.35	to	2.10	25.58	to	26.54
	December 31, 2006	76,249	16.1374	to	27.8488	1,771,838	1.81	1.35	to	1.90	29.46	to	30.18
	December 31, 2005	23,573	12.4397	to	21.4676	421,576	0.69	1.35	to	1.90	14.76	to	15.46
	December 31, 2004	13,683	14.7396	to	18.6691	211,362	1.61	1.60	to	1.90	27.54	to	27.93
	December 31, 2003	8,106	12.0079	to	14.6081	97,904	-	1.65	to	1.90	20.08	to	33.85
UTS
	December 31, 2007	232,835	42.9859	to	57.6414	10,702,912	1.38		1.40			26.80
	December 31, 2006	287,598	33.9018	to	45.4603	10,428,555	3.09		1.40			30.46
	December 31, 2005	356,174	25.9861	to	34.8457	9,861,655	0.99		1.40			15.68
	December 31, 2004	388,146	22.4641	to	30.1230	9,297,913	1.99		1.40			28.57
	December 31, 2003	443,600	17.4725	to	23.4295	8,283,068	3.17		1.40			34.38
MV1
	December 31, 2007	142,427	13.7406	to	17.9799	2,443,804	1.32	1.35	to	2.10	5.40	to	6.21
	December 31, 2006	122,386	12.9834	to	16.9891	1,964,208	1.19	1.35	to	2.10	18.13	to	19.04
	December 31, 2005	106,028	10.9459	to	14.3229	1,436,246	1.14	1.35	to	2.10	4.12	to	4.91
	December 31, 2004	100,522	12.2231	to	13.7009	1,300,778	1.11	1.35	to	2.10	12.76	to	13.62
	December 31, 2003	49,505	10.7850	to	12.1013	555,117	1.31	1.45	to	2.10	19.27	to	23.27
MVS
	December 31, 2007	313,960		18.5488		5,823,456	1.61		1.40			6.43
	December 31, 2006	380,215		17.4286		6,626,533	1.57		1.40			19.29
	December 31, 2005	461,544		14.6101		6,743,170	1.40		1.40			5.13
	December 31, 2004	511,261		13.8973		7,105,118	1.31		1.40			13.92
	December 31, 2003	536,813		12.1988		6,548,504	1.63		1.40			23.59
OBV
	December 31, 2007 (k)	7,452	10.2664	to	10.2923	76,539	-	1.55	to	1.85	2.66	to	2.92
OCA
	December 31, 2007	135,243	12.5517	to	16.0660	2,050,644	0.01	1.35	to	2.30	11.23	to	12.31
	December 31, 2006	143,656	11.2386	to	14.3557	1,943,044	0.17	1.35	to	2.30	5.21	to	6.23
	December 31, 2005	119,613	10.6384	to	13.5615	1,553,023	0.68	1.35	to	2.30	2.46	to	3.45
	December 31, 2004	105,606	11.2637	to	13.1557	1,336,987	0.19	1.35	to	2.30	4.16	to	5.17
	December 31, 2003 (c)	52,771	10.7535	to	12.5533	648,175	-	1.35	to	2.30	7.53	to	28.47
OGG
	December 31, 2007	229,578	14.6315	to	16.7736	3,793,678	1.01	1.35	to	2.10	3.84	to	4.64
	December 31, 2006	147,390	14.0614	to	16.0296	2,336,311	0.50	1.35	to	2.05	14.96	to	15.78
	December 31, 2005	34,077	12.2124	to	13.8445	465,228	0.48	1.35	to	1.90	11.90	to	12.52
	December 31, 2004 (g)	10,232	12.2305	to	12.3035	125,314	0.50	1.35	to	1.90	16.61	to	17.27
OMG
	December 31, 2007	3,831,297	12.3894	to	15.3123	55,959,424	0.74	1.35	to	2.30	1.74	to	2.74
	December 31, 2006	2,671,731	12.1272	to	14.9576	38,000,053	0.74	1.35	to	2.30	12.13	to	13.21
	December 31, 2005	1,349,644	10.7716	to	13.2587	16,985,237	0.83	1.35	to	2.30	3.32	to	4.32
	December 31, 2004	504,529	11.4234	to	12.7551	6,176,660	0.13	1.35	to	2.30	6.63	to	7.67
	December 31, 2003 (c)	5,592	11.7085	to	11.8889	66,347	-	1.65	to	1.90	17.08	to	24.29
OMS
	December 31, 2007	45,278	12.8078	to	19.1768	764,125	0.17	1.35	to	2.10	(3.47)	to	(2.73)
	December 31, 2006	45,827	13.1673	to	19.7857	792,129	0.02	1.35	to	2.10	12.26	to	13.11
	December 31, 2005	18,961	13.5865	to	17.5539	311,642	-	1.35	to	2.10	7.42	to	8.24
	December 31, 2004	8,062	12.6034	to	16.2753	115,669	-	1.35	to	2.10	16.67	to	17.57
	December 31, 2003 (f)	898	13.1022	to	13.1405	11,791	-	1.65	to	2.10	31.02	to	31.41
(c) For the period June 1, 2003 (commencement of operations) through December 31, 2003.
(f) For the period October 1, 2003 (commencement of operations) through December 31, 2003.
(g) For the period February 2, 2004 (commencement of operations) through December 31, 2004.
(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements – continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
PMB
	December 31, 2007	33,841	$12.6389	to	$20.5534	$668,003	5.77%	1.35%	to	1.90%	3.80%	to	4.39%
	December 31, 2006	27,761	12.1326	to	19.6898	526,080	5.39	1.35	to	1.90	7.21	to	7.80
	December 31, 2005	13,934	17.2965	to	18.2643	249,962	5.39	1.35	to	1.90	8.68	to	9.29
	December 31, 2004 (g)	2,016	15.9144	to	16.6352	32,670	3.71	1.55	to	1.90	9.99	to	10.38
PLD
	December 31, 2007	6,118,770	10.4683	to	10.8883	65,657,309	4.75	1.35	to	2.30	4.89	to	5.92
	December 31, 2006	3,653,967	9.9799	to	10.2799	37,139,469	4.25	1.35	to	2.30	1.59	to	2.58
	December 31, 2005	1,778,199	9.8235	to	10.0216	17,682,317	2.92	1.35	to	2.30	(1.30)	to	(0.35)
	December 31, 2004 (g)	807,314	9.9532	to	10.0564	8,076,230	1.35	1.35	to	2.30	(0.50)	to	0.47
PRR
	December 31, 2007	250,112	11.0076	to	12.9475	2,981,191	4.66	1.35	to	2.05	8.39	to	9.17
	December 31, 2006	214,328	10.1193	to	11.9027	2,353,218	4.23	1.35	to	2.05	(1.34)	to	(0.64)
	December 31, 2005	201,615	10.2208	to	12.0220	2,221,542	2.88	1.35	to	2.05	0.01	to	0.72
	December 31, 2004	86,845	10.7964	to	11.9780	960,293	-	1.35	to	2.05	6.68	to	7.44
	December 31, 2003 (c)	7,757	10.0967	to	11.1879	83,631	0.70	1.35	to	1.90	0.97	to	7.00
PTR
	December 31, 2007	1,294,934	11.0251	to	12.1936	14,911,321	4.78	1.35	to	2.30	6.25	to	7.29
	December 31, 2006	318,132	10.3769	to	11.4062	3,463,992	4.45	1.35	to	2.30	1.47	to	2.45
	December 31, 2005	217,983	10.1738	to	11.1726	2,333,104	3.46	1.35	to	2.30	0.10	to	1.13
	December 31, 2004	144,404	10.2161	to	11.0931	1,551,228	1.91	1.35	to	2.30	2.47	to	3.47
	December 31, 2003 (c)	72,474	9.9695	to	10.7591	756,512	2.29	1.65	to	2.30	(0.30)	to	3.26
PRA
	December 31, 2007	16,043	11.1562	to	11.2797	179,752	8.62	1.35	to	1.85	6.31	to	6.86
	December 31, 2006	8,418	10.4937	to	10.5558	88,639	7.06	1.35	to	1.85	2.73	to	3.25
PCR
	December 31, 2007	45,755	11.8281	to	11.9723	543,857	4.66	1.35	to	1.90	20.89	to	21.57
	December 31, 2006	35,770	9.7845	to	9.8483	350,898	6.37	1.35	to	1.90	(4.94)	to	(4.40)
SSA
	December 31, 2007	19,544	11.5867	to	11.9483	230,398	0.66	1.35	to	1.90	(7.86)	to	(7.34)
	December 31, 2006	9,318	12.5498	to	12.8953	119,061	2.20	1.35	to	1.70	17.75	to	18.16
	December 31, 2005	966	10.6584	to	10.9132	10,453	-	1.35	to	1.70	(2.65)	to	(2.31)
SVV
	December 31, 2007 (k)	86,687	10.5491	to	10.5978	916,005	0.40	1.35	to	1.90	5.49	to	5.98
LGF
	December 31, 2007	9,399	10.3211	to	10.4178	97,470	-	1.35	to	1.90	4.74	to	5.33
	December 31, 2006 (i)	1,957	9.8538	to	9.8571	19,289	-	1.85	to	1.90	(1.46)	to	(1.43)
IGB
	December 31, 2007	148,438	10.5116	to	11.0236	1,613,411	5.02	1.35	to	1.90	1.53	to	2.11
	December 31, 2006	60,421	10.3528	to	10.7963	646,258	5.23	1.35	to	1.90	3.15	to	3.73
	December 31, 2005	9,809	10.0366	to	10.4083	100,797	4.53	1.35	to	1.90	(0.19)	to	0.36
	December 31, 2004 (g)	950	10.3370	to	10.3514	9,825	3.80	1.55	to	1.70	3.37	to	3.51
VSC
	December 31, 2007 (k)	632,134	9.7793	to	9.8370	6,199,697	-	1.35	to	2.05	(2.21)	to	(1.63)
SRE
	December 31, 2007	781,295	13.7448	to	15.7163	12,014,659	1.28	1.35	to	2.30	(15.34)	to	(14.51)
	December 31, 2006	410,253	16.1358	to	18.3844	7,400,362	1.38	1.35	to	2.30	35.47	to	36.78
	December 31, 2005	214,281	11.8388	to	13.4410	2,842,031	1.44	1.35	to	2.30	6.86	to	7.89
	December 31, 2004 (g)	71,956	12.3482	to	12.4577	892,341		1.35	to	2.30	23.48	to	24.58
SC3
	December 31, 2007	23,761	17.9010	to	23.3818	524,245	1.38	1.35	to	2.30	(15.14)	to	(14.31)
	December 31, 2006	22,799	20.9766	to	27.3850	587,636	1.58	1.35	to	2.30	35.78	to	37.09
	December 31, 2005	31,220	15.3628	to	20.0460	589,534	1.53	1.35	to	2.30	7.16	to	8.19
	December 31, 2004	36,312	14.2570	to	18.5935	637,209	1.72	1.35	to	2.30	30.25	to	31.52
	December 31, 2003 (c)	24,813	10.8848	to	14.1883	332,092	-	1.35	to	2.30	8.85	to	33.64

(c) For the period June 1, 2003 (commencement of operations) through December 31, 2003.
(g) For the period February 2, 2004 (commencement of operations) through December 31, 2004.
(i) For the period May 1, 2006 (commencement of operations) through December 31, 2006.
(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
CMM
	December 31, 2007	2,537	$10.5634	to	$10.7137	$26,876	4.43%	1.35%	to	1.85%	2.67%	to	3.19%
	December 31, 2006	4,289	10.2888	to	10.3821	44,249	6.76	1.35	to	1.85	2.41	to	2.93
	December 31, 2005 (e)	1,879	10.0463	to	10.0862	18,897	1.54	1.35	to	1.85	0.46	to	0.86
VLC
	December 31, 2007 (k)	75,897	9.8553	to	9.9008	748,948	-	1.35	to	1.90	(1.45)	to	(0.99)
WTF
	December 31, 2007	1,918	14.5063	to	14.7127	27,860	-	1.35	to	1.85	7.36	to	7.91
	December 31, 2006	2,020	13.5121	to	13.6344	27,330	0.24	1.35	to	1.85	17.49	to	18.09
	December 31, 2005 (e)	1,554	11.5003	to	11.5458	17,871	-	1.35	to	1.85	15.00	to	15.46

(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.
(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

* Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest
** Ratio represents the annualized contract expenses of the Sub-Account, consisting primarily of mortality and expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded
*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

 (7) Tax Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code (the “Code”), a variable contract, other than a contract issued in connection with certain types of employee benefit plans, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code which allows the contract owner to avoid current taxation of both current and built-up earnings of the contract. The Sponsor believes that the Sub-Account satisfies the current requirements of the regulations, and it intends that the Sub-Account will continue to meet such requirements.

Report of Independent Registered Public Accounting Firm

To the Participants in Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts of Sun Life (N.Y.) Variable Account C and the Board of Directors of Sun Life Insurance and Annuity Company of New York (the “Sponsor”):

We have audited the accompanying statements of condition of Arnhold First Eagle Overseas Variable Fund Sub-Account, Columbia Marsico 21st Century Portfolio Sub-Account, Columbia Marsico 21st Century Fund Class B Sub-Account, Columbia Marsico Growth Fund Class B Sub-Account, Columbia Marsico Growth Portfolio Sub-Account, Columbia Marsico International Opportunities Portfolio Sub-Account, Fidelity VIP Balanced Svc 2 Sub-Account, Fidelity VIP Freedom 2010 Portfolio Sub-Account, Fidelity VIP Freedom 2015 Portfolio Sub-Account, Fidelity VIP Freedom 2020 Portfolio Sub-Account, Fidelity VIP Mid Cap Svc 2 Sub-Account, Franklin Templeton VIP Mutual Shares Securities Fund Sub-Account, Franklin Templeton VIP Developing Markets Securities Fund Sub-Account, Franklin Templeton VIP Growth Securities Fund Class 2 Sub-Account, Franklin Templeton VIP Foreign Securities Fund Sub-Account, Franklin Templeton VIP Income Securities Class 2 Sub-Account, Franklin Templeton VIP Value Securities Fund Sub-Account, Franklin Templeton VIP Strategic Income Securities Class 2 Sub-Account, Lord Abbett All Value Portfolio Sub-Account, Lord Abbett Growth & Income Portfolio Sub-Account, Lord Abbett Growth Opportunities Portfolio Sub-Account, Lord Abbett Mid Cap Value Portfolio Sub-Account, MFS/Sun Life Bond S Class Sub-Account, MFS/Sun Life Bond Series Sub-Account, MFS/Sun Life Capital Appreciation S Class Sub-Account, MFS/Sun Life Capital Appreciation Series Sub-Account, MFS/Sun Life Capital Opportunities S Class Sub-Account, MFS/Sun Life Capital Opportunities Series Sub-Account, MFS/Sun Life Emerging Growth S Class Sub-Account, MFS/Sun Life Emerging Growth Series Sub-Account, MFS/Sun Life Emerging Markets Equity S Class Sub-Account, MFS/Sun Life Emerging Markets Equity Series Sub-Account, MFS/Sun Life Global Governments S Class Sub-Account, MFS/Sun Life Trust Governments Securities S Class Sub-Account, MFS/Sun Life Series Trust Government Securities Series Sub-Account, MFS/Sun Life Global Governments Series Sub-Account, MFS/Sun Life  Global Growth S Class Sub-Account, MFS/Sun Life  Global Growth Series Sub-Account, MFS/Sun Life Global Total Return S Class Sub-Account, MFS/Sun Life Global Total Return Series Sub-Account, MFS/Sun Life High Yield S Class Sub-Account, MFS/Sun Life High Yield Series Sub-Account, MFS/Sun Life  International Growth S Class Sub-Account, MFS/Sun Life International Growth Series Sub-Account, MFS/Sun Life International Investors Trust S Class Sub-Account, MFS/Sun Life International Investors Trust Series Sub-Account, Massachusetts Investors Growth Stock S Class Sub-account, Massachusetts Investors Growth Stock Series Sub-Account, Massachusetts Investors Trust S Class Sub-Account, Massachusetts Investors Trust Series Sub-Account, MFS/Sun Life Mid Cap Growth S Class Sub-Account, MFS/Sun Life Mid Cap Value S Class Sub-Account, MFS/Sun Life Money Market S Class Sub-Account, MFS/Sun Life Money Market Series Sub-Account, MFS/Sun Life New Discovery S Class Sub-Account, MFS/Sun Life New Discovery Series Sub-Account, MFS/Sun Life Research S Class Sub-Account, MFS/Sun Life Research Series Sub-Account, MFS/Sun Life Research Growth and Income S Class Sub-Account, MFS/Sun Life Research Growth and Income Series Sub-Account, MFS/Sun Life Research International S Class Sub-Account, MFS/Sun Life Research International Series Sub-Account, MFS/Sun Life Strategic Growth S Class Sub-Account, MFS/Sun Life Strategic Growth Series Sub-Account, MFS/Sun Life Strategic Income S Class Sub-Account, MFS/Sun Life Strategic Income Series Sub-Account, MFS/Sun Life Strategic Value S Class Sub-Account, MFS/Sun Life Total Return S Class Sub-Account, MFS/Sun Life Total Return Series Sub-Account, MFS/Sun Life Utilities S Class Sub-Account, MFS/Sun Life Utilities Series Sub-Account, MFS/Sun Life Value S Class Sub-Account, MFS/Sun Life Value Series Sub-Account, Oppenheimer VA Balanced VA Fund Sub-Account, Oppenheimer VA Capital Appreciation Fund Sub-Account, Oppenheimer VA Global Securities Fund Sub-Account, Oppenheimer VA Main Street Fund Sub-Account, Oppenheimer VA Main Street Small Cap Fund Sub-Account, PIMCO VIT Emerging Markets Bond Portfolio Sub-Account, PIMCO VIT Low Duration Portfolio Sub-Account, PIMCO VIT Real Return Portfolio Sub-Account, PIMCO VIT Total Return Portfolio Sub-Account, PIMCO VIT All Asset Portfolio Sub-Account, PIMCO VIT Commodity Real Return Strategy Portfolio Sub-Account, Sun Capital All Cap S Class Sub-Account, Sun Capital Davis Venture Value S Class Sub-Account, Sun Capital Fl Large Cap Growth Fund Sub-Account, Sun Capital Investment Grade Bond S Class Sub-Account, Sun Capital Oppenheimer Main Street Small Cap S Class Sub-Account, Sun Capital Real Estate Fund S Class Sub-Account, Sun Capital Real Estate Fund Sub-Account, Sun Capital Money Market S Class Sub-Account, Van Kampen LIT Comstock II Sub-Account, and Wanger Select Sub-Account of Sun Life (N.Y.) Variable Account C (collectively the “Sub-Accounts”), as of December 31, 2007, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Sponsor’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2007, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
April 18, 2008

PART C
OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)	The following Financial Statements are included in the Registration Statement:

	A.	Condensed Financial Information – Accumulation Unit Values (Part A)

	B.	Financial Statements of the Depositor (Part B)

Audited:

		1.	Statements of Income, Years Ended December 31, 2007, 2006 and 2005;
		2.	Balance Sheets, December 31, 2007 and 2006:
		3.	Statements of Comprehensive Income, Years Ended December 31, 2007, 2006 and 2005;
		4.	Statements of Stockholder's Equity, Years Ended December 31, 2007, 2006 and 2005;
		5.	Statements of Cash Flows, Years Ended December 31, 2007, 2006 and 2005;
		6.	Notes to Financial Statements; and
		7.	Report of Independent Registered Public Accounting Firm.

	C.	Financial Statements of the Registrant (Part B)

		1.	Statement of Condition, December 31, 2007;
		2.	Statement of Operations, Year Ended December 31, 2007;
		3.	Statements of Changes in Net Assets, Years Ended December 31, 2007 and December 31, 2006;
		4.	Notes to Financial Statements; and
		5.	Report of Independent Registered Public Accounting Firm.

(b)	The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

(1)
Resolution of the Board of Directors of the depositor dated December 3, 1984, authorizing the establishment of the Registrant (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(2)	Not applicable;

(3)(a)
Marketing Coordination Agreement between the Depositor, MFS Fund Distributors, Inc. and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(3)(b)(i)
Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(3)(b)(ii)
Specimen Broker-Dealer Supervisory and Service Agent Agreement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(3)(b)(iii)
Specimen Broker-Dealer Supervisory and Service Agent Agreement (Type 4) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(3)(c)(i)
Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000 (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed on May 21, 2003);

(3)(c)(ii)
Amendment No. 1, dated January 1, 2002, to the Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000 (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-119151, filed on May 2, 2005);

(4)(a)
Specimen Flexible Payment Deferred Combination Variable and Fixed Individual Annuity Contract (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-99907, filed on December 13, 2002);

(4)(b)
Specimen Secured Returns 2 Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(a) (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(4)(c)
Specimen Secured Returns for Life Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(a) (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, File No. 333-83516, filed on August 2, 2005);

(4)(d)
Specimen Secured Returns for Life Plus Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(a) (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 3, 2006);

(4)(e)
Specimen Income ON Demand Benefit Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(a) (Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-83516, filed on September 22, 2006);

(4)(f)
Specimen Retirement Asset Protector Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(a) (Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-83516, filed on September 22, 2006);

(4)(g)
Specimen Retirement Income Escalator Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(a) (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, File No. 333-107983, filed on February 28, 2008);

(5)
Specimen Application used with the annuity contract filed as Exhibit (4)(a) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-99907, filed on December 13, 2002);

(6)	Charter and By-Laws of the Depositor (Incorporated herein by reference to the Depositor's Quarterly Report on Form 10-Q, File No. 333-01079, filed on May 14, 2004);

(7)	Not Applicable;

(8)(a)
Amended and Restated Participation Agreement by and among MFS/Sun Life Services Trust, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(8)(b)
Participation Agreement dated April 17, 2000 by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Insurance and Annuity Company of New York on behalf of itself and its separate accounts and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed on November 6, 2002);

(8)(c)
Amended and Restated Participation Agreement dated December 18, 2004, by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-83516, filed on April 28, 2005)

(8)(d)
Participation Agreement dated April 30, 2001 by and among Rydex Variable Trust, Rydex Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-82957, filed on July 27, 2001);

(8)(e)
Amended and Restated Participation Agreement dated September 1, 2004 among Variable Insurance Products Funds, Fidelity Distributors Corporation and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-119151, filed on May 2, 2005);

(8)(f)
Participation Agreement dated September 1, 2001 by and among Sun Life Insurance and Annuity Company of New York, Clarendon Insurance Agency, Inc., Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed on November 6, 2002);

(8)(g)
Participation Agreement dated February 17, 1998 by and among Lord Abbett Series Fund Inc., Lord Abbett & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed on November 6, 2002);

(8)(h)
Participation Agreement dated September 16, 2002 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102278, filed December 31, 2002);

(8)(i)
Participation Agreement by and among Wanger Advisors Trust, Liberty Funds Distributors, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(j)
Participation Agreement among Liberty Variable Investment Trust, Liberty Funds Distributor, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(k)
Participation Agreement among MFS Variable Insurance Trust, Sun Life Insurance and Annuity Company of New York, on behalf of itself and its Separate Accounts, and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(l)
Participation Agreement among SteinRoe Variable Investment Trust, Liberty Funds Distributor, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(m)
Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(8)(n)
Participation Agreement Among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(8)(o)
Participation Agreement, dated December 3, 2007, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Lazard Asset Management Securities LLC, and Lazard Retirement Series, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 12, 2008);

(8)(p)
Participation Agreement, dated August 6, 2004, by and among Sun Life Insurance and Annuity Company of New York, Van Kampen Life Investments Trust, Van Kampen Funds Inc., and Van Kampen Asset Management. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life (NY) Variable Account D on Form N-6, File No. 333-105438, filed on May 2, 2005);

(8)(q)
Participation Agreement, dated May 1, 2004, by and among Sun Life Insurance and Annuity Company of New York, The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement of Sun Life (NY) Variable Account J on Form N-6, File No. 333-136435, filed on January 18, 2007);

(9)
Opinion and Consent of Counsel as to legality of securities being registered (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-99907, filed on September 20, 2002);

(10)	Consent of Independent Registered Public Accounting Firm;*

(11)	None;

(12)	Not Applicable;

(13)
Schedule for Computation of Performance Quotations (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-05037, filed on April 24, 1998);

(14)	Not Applicable;

(15)(a)	Powers of Attorney (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 333-99907, filed on May 1, 2008);

(15)(b)
Resolution of the Board of Directors of the depositor dated July 24, 2003, authorizing the use of powers of attorney for Officer signatures (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-100475, filed on April 23, 2004);

(16)
Organizational Chart (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-83516, filed on February 12, 2008).

* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Positions and Offices With Depositor

Thomas A. Bogart Sun Life Assurance Company of Canada 150 King Street West Toronto, Ontario Canada M5H 1J9	Director
Scott M. Davis Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Counsel and Director
Ronald H. Friesen Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and Chief Financial Officer and Treasurer and Director
Keith Gubbay Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and Chief Actuary and Director
Leila Heckman Bear Stearns Asset Management 383 Madison Avenue New York, NY 10179	Director
Donald B. Henderson, Jr. Dewey & LeBoeuf LLP 125 West 55th Street New York, NY 10019	Director
Peter R. O'Flinn 344 Cream Hill Road West Cornwall, CT 06796	Director
Robert C. Salipante Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Chairman and President
Barbara Z. Shattuck Shattuck Hammond Partners LLC 630 Fifth Avenue, Suite 2950 New York, NY 10019	Director
Janet V. Whitehouse Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and General Manager, Employee Benefits Group
David K. Stevenson 47 Village Avenue, Unit 301 Dedham, MA 02026	Director
Michele G. Van Leer Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and General Manager, Retail Insurance and Annuity Division
James M.A. Anderson Sun Life Assurance Company of Canada 150 King Street West Toronto, Ontario Canada M5H 1J9	Executive Vice President and Chief Investment Officer
Michael S. Bloom Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Assistant Vice President and Senior Counsel and Secretary
Maura E. Slattery Machold Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Human Resources
Michael E. Shunney Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and General Manager, Sun Life Financial Distribution Group
John R. Wright Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Executive Vice President, Sun Life Financial U.S. Operations

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York, a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), which is ultimately controlled by Sun Life Financial Inc.

The organization chart of Sun Life Financial is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 of Sun Life of Canada (U.S.) Variable Account F, File No. 333-83516, filed February 12, 2008.

None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

Item 27. NUMBER OF CONTRACT OWNERS

As of June 30, 2008 there were 535 qualified and 451 non-qualified contract owners.

Item 28. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (N.Y.) of expenses incurred or paid by a director, officer, or controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, I, and K, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, D, J, and N, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, and Total Return Variable Account.

(b)
Name and Principal	Position and Offices
Business Address*	with Underwriter

James J. Cahill	President
Michele G. Van Leer	Director
Scott M. Davis	Director
Ronald H. Friesen	Director
Michael S. Bloom	Secretary
Ann B. Teixeira	Assistant Vice President, Compliance
Kathleen T. Baron	Chief Compliance Officer
Michael L. Gentile	Vice President
William T. Evers	Assistant Vice President and Senior Counsel
Jane F. Jette	Financial/Operations Principal and Treasurer
Alyssa Gair	Assistant Secretary
Michelle D'Albero	Counsel

*The principal business address of all directors and officers of the principal underwriter, is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(c)  Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Insurance and Annuity Company of New York, in whole or in part, at its Home Office at 60 East 42nd Street, Suite 1115, New York, New York 10165, at the offices of Clarendon Insurance Agency, Inc. at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or at the offices of Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:

(a)
To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)
To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)
Representation with respect to Section 26(f)(2)(A) of the Investment Company Act of 1940: Sun Life (N.Y.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 15th day of August, 2008.

Sun Life (N.Y.) Variable Account C
(Registrant)

Sun Life Insurance and Annuity Company of New York
(Depositor)

By: /s/ Robert C. Salipante
Robert C. Salipante
President

Attest:	/s/ Sandra M. DaDalt
Sandra M. DaDalt
Assistant Vice President
and Senior Counsel

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Insurance and Annuity Company of New York, and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Robert C. Salipante	President and Director	August 15, 2008
Robert C. Salipante	(Principal Executive Officer)

/s/ Ronald H. Friesen	Vice President and Chief Financial Officer and	August 15, 2008
Ronald H. Friesen	Treasurer and Director
(Principal Financial Officer)

/s/ Michael K. Moran	Vice President and Chief Accounting Officer	August 15, 2008
Michael K. Moran	(Principal Accounting Officer)

*By: /s/ Sandra M. DaDalt	Attorney-in-Fact for:	August 15, 2008
Sandra M. DaDalt	Donald B. Henderson, Jr., Director
Peter R. O'Flinn, Director
David K. Stevenson, Director
Leila Heckman, Director
Barbara Z. Shattuck, Director
Thomas A. Bogart, Director
Scott M. Davis, Director
Keith Gubbay, Director
Janet Whitehouse, Director
Michele G. Van Leer, Director

*Sandra M. DaDalt has signed this document on the indicated date on behalf of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of the Board of Directors is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-100475, filed on April 23, 2004. Powers of attorney are included herein as Exhibit 15(a).

EXHIBIT INDEX

(10)	Consent of Independent Registered Public Accounting Firm